File No. 33-61679

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

Under

The Securities Act of 1933

Pre-Effective Amendment No.        ☐

Post-Effective Amendment No. 15  ☒

REGISTRATION STATEMENT

Under

The Investment Company Act of 1940

Amendment No. 25    ☒

(Check appropriate box or boxes.)

C.M. Multi-Account A

(Exact Name of Registrant)

C.M. Life Insurance Company

(Name of Depositor)

140 Garden Street, Hartford, Connecticut 06154

(Address of Depositor’s Principal Executive Offices) (Zip Code)

Depositor’s Telephone Number, including Area Code 1-800-234-5606

Name and Address of Agent for Service

Robert Liguori, Senior Vice President

C.M. Life Insurance Company

140 Garden Street

Hartford, Connecticut 06154

Approximate Date of Proposed Public Offering:    Continuous

It is proposed that this filing will become effective

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	on May 1, 2004 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a) of Rule 485

☐	on (date) pursuant to paragraph (a) of the Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

CROSS REFERENCE TO ITEMS

REQUIRED BY FORM N-4

N-4 Item	Caption in Prospectus
1	Cover Page

2	Definitions

3	Table of Fees and Expenses

4	Condensed Financial Information; Performance

5	The Company; Investment Choices

6	Expenses; Distribution

7	Ownership; Purchasing a Contract; Voting Rights; Reservation of Rights; Contract Value; Cover Page

8	The Income Phase

9	Death Benefit

10	Contract Value; Distribution

11	Highlights; Withdrawals

12	Taxes

13	Legal Proceedings

14	Additional Information

Caption in Statement of Additional Information
15	Cover Page

16	Table of Contents

17	Company

18	Experts; Distribution; Custodian

19	Purchase of Securities Being Offered

20	Distribution

21	Not applicable

22	Annuity Payments

23	Financial Statements

PART A

INFORMATION REQUIRED IN A PROSPECTUS

C.M. Life Insurance Company

C.M. Multi-Account A

Panorama Premier Variable Annuity

This prospectus describes the Panorama Premier contract offered by C.M. Life Insurance Company. This contract is an individual deferred variable annuity. It provides for accumulation of contract value and annuity payments on a fixed and variable basis.

You, the contract owner, have a number of investment choices in this contract. Subject to state availability, these investment choices include three fixed account options as well as the following funds which are offered through our separate account, C.M. Multi-Account A.

AIM Variable Insurance Funds

•	INVESCO VIF – Financial Services Fund (Series I Shares)
•	INVESCO VIF – Health Sciences Fund (Series I Shares)
•	INVESCO VIF – Technology Fund (Series I Shares)

American Century® Variable Portfolios, Inc.

•	American Century VP Income & Growth Fund
•	American Century VP Value Fund

American Funds Insurance Series®

•	American Funds® Asset Allocation Fund (Class 2)
•	American Funds® Growth-Income Fund (Class 2)

Calvert Variable Series, Inc.

•	Calvert Social Balanced Portfolio

Fidelity® Variable Insurance Products Fund

•	VIP Contrafund® Portfolio (Initial Class)
•	VIP Growth Opportunities Portfolio (Service Class)
•	VIP Growth Portfolio (Service Class)

Franklin Templeton Variable Insurance Products Trust

•	Franklin Small Cap Value Securities Fund (Class 2)
•	Templeton Foreign Securities Fund (Class 2)

Janus Aspen Series

•	Janus Aspen Balanced Portfolio (Institutional)
•	Janus Aspen Capital Appreciation Portfolio (Institutional)
•	Janus Aspen Worldwide Growth Portfolio (Institutional)

MFS® Variable Insurance TrustSM

•	MFS® Investors Trust Series
•	MFS® New Discovery Series

MML Series Investment Fund

•	MML Blend Fund
•	MML Emerging Growth Fund
•	MML Enhanced Index Core Equity Fund
•	MML Equity Fund
•	MML Equity Index Fund (Class I)
•	MML Growth Equity Fund
•	MML Inflation-Protected Bond Fund
•	MML Large Cap Value Fund

•	MML OTC 100 Fund
•	MML Small Cap Equity Fund
•	MML Small Cap Growth Equity Fund
•	MML Small Company Opportunities Fund

Oppenheimer Variable Account Funds

•	Oppenheimer Aggressive Growth Fund/VA
•	Oppenheimer Balanced Fund/VA
•	Oppenheimer Bond Fund/VA
•	Oppenheimer Capital Appreciation Fund/VA
•	Oppenheimer Global Securities Fund/VA
•	Oppenheimer High Income Fund/VA
•	Oppenheimer Main Street Fund®/VA
•	Oppenheimer Money Fund/VA
•	Oppenheimer Strategic Bond Fund/VA

Panorama Series Fund, Inc.

•	Oppenheimer International Growth Fund/VA
•	Panorama Growth Portfolio
•	Panorama Total Return Portfolio

Scudder Investment VIT Funds

•	Scudder VIT EAFE® Equity Index Fund
•	Scudder VIT Small Cap Index Fund

T. Rowe Price Equity Series, Inc.

•	T. Rowe Price Blue Chip Growth Portfolio
•	T. Rowe Price Equity Income Portfolio
•	T. Rowe Price Mid-Cap Growth Portfolio*

*(unavailable in contracts issued on or after May 1, 2004)

Please read this prospectus before investing. You should keep it for future reference. It contains important information about the Panorama Premier Variable Annuity.

To learn more about the Panorama Premier contract, you can obtain a copy of the Statement of Additional Information (SAI), dated May 1, 2004. We filed the SAI with the Securities and Exchange Commission (SEC) and it is legally a part of this prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on page 40 of this prospectus. For a free copy of the SAI, or for general inquiries, call our Annuity Service Center at (800) 272-2216 (press 2) or write to: MassMutual Financial Group, Annuity Service Center HUB, P.O. Box 9067, Springfield, MA 01102-9067.

The contract:

•	is not a bank or credit union deposit or obligation.
•	is not FDIC or NCUA insured.
•	is not insured by any federal government agency.
•	is not guaranteed by any bank or credit union.
•	may go down in value.

The SEC has not approved the contract or determined that this prospectus is accurate or complete. Any representation that it has is a criminal offense.

May 1, 2004.

Index of Special Terms

We have tried to make this prospectus as readable and understandable for you as possible. By the very nature of the contract, however, certain technical words or terms are unavoidable. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term.

Page

Accumulation Phase	9

Accumulation Unit	20

Annuitant	10

Annuity Date	29

Annuity Options	30

Annuity Payments	29

Annuity Service Center	1

Annuity Unit Value	30

Contract Anniversary	31

Free Withdrawals	28

Income Phase	29

Non-Qualified	34

Purchase Payment	11

Qualified	34

Separate Account	12

Tax Deferral	9

Index of Special Terms

Highlights

The Prospectus and the Contract. This prospectus describes general provisions of the contract, but is not intended to address all details of the contract. Where the prospectus and contract differ, the contract will control. You should read your contract for more information about its terms and conditions. Your contract may include state specific requirements which are not described in this prospectus. You may review a copy of the contract upon request.

Free Look

You have a right to examine your contract. If you change your mind about owning your contract, you can cancel it within 10 days after receiving it. However, this time period may vary by state. When you cancel the contract within this time period, we will not assess a contingent deferred sales charge. You will receive back your contract value as of the business day we receive your contract and your written request at our Annuity Service Center. If you purchase this contract as an IRA or your state requires it, we will return the greater of your purchase payments less any withdrawals you took, or the contract value.

Contingent Deferred Sales Charge

We do not deduct a sales charge when we receive a purchase payment from you. However, we may assess a contingent deferred sales charge if you withdraw any part of your contract value or apply your contract value to an annuity option. The amount of the contingent deferred sales charge depends on the amount of your purchase payments, the length of time since you made them and the amount of your withdrawal or the amount you apply to an annuity payment. The contingent deferred sales charge ranges from 7% to 0%.

Federal Income Tax Penalty

If you withdraw any of the contract value from your non-qualified contract, a 10% federal income tax penalty may be applied to the amount of the withdrawal that is includible in your gross income for tax purposes. Some withdrawals may be exempt from the penalty tax. They include any amounts:

•	paid on or after you reach age 59 1/2;

•	paid to your beneficiary after you die;

•	paid if you become totally disabled as that term is defined in the Internal Revenue Code;

•	paid in a series of substantially equal periodic payments made annually or more frequently, for life or your life expectancy or for the joint lives or joint life expectancies of you and your designated beneficiary;

•	paid under an immediate annuity; or

•	which come from purchase payments made before August 14, 1982.

The Internal Revenue Code (the Code) treats any withdrawals (1) allocable to purchase payments made after August 13, 1982 in an annuity contract entered into prior to August 14, 1982 and (2) from an annuity contract entered into after August 13, 1982, as first coming from earnings and then from your purchase payments. Separate tax penalties and restrictions apply to withdrawals under qualified contracts. Please refer to the Taxes section of this prospectus for more information.

Highlights

Table of Fees and Expenses

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract.

I. The first table describes the fees and expenses that you will pay at the time that you transfer the value between investment choices, or surrender the contract. We do not deduct a sales charge when we receive a purchase payment, but we may assess a contingent deferred sales charge as noted below. Premium taxes may also be deducted, but are not reflected below.

Contract Owner Transaction Expenses

	Current	Maximum

Transfer Fee
During the Accumulation Phase	12 free transfers per calendar year, thereafter, the lesser of $20 or 2% of the amount transferred.*	12 free transfers per calendar year, thereafter, the lesser of $20 or 2% of the amount transferred.

* Currently, any transfers you make by using our automated voice response system or the internet (subject to availability) as well as any transfers made as part of the Dollar Cost Averaging Program, the Interest Sweep Option, the DCA Fixed Accounts or the Automatic Rebalancing Program are not subject to the assessment of a transfer fee, and therefore, do not count toward your 12 free transfers every calendar year.

Contingent Deferred Sales Charge	Current	Maximum
(as a percentage of amount withdrawn or applied to an annuity option)	0%—7%**	7%**

**Contingent Deferred Sales Charge Schedule
Contract Year Since Payment was Accepted	1	2	3	4	5	6	7	8 and later

Percentage	7%	6%	5%	4%	3%	2%	1%	0%

II. The next table describes fees and expenses you will pay periodically during the time you own the contract, not including fees and expenses deducted by the funds you select.

	Current		Maximum
Annual Contract Maintenance Charge	$30	***	$60

***Currently waived if contract value is $50,000 or greater when we are to assess the charge, although we reserve the right to raise this to $100,000 as stated in the contract.

	Current	Maximum
Separate Account Annual Expenses (as a percentage of average account value)
Mortality and Expense Risk Charge	1.25%	1.25%
Administrative Charge	0.15%	0.25%
Total Separate Account Annual Expenses	1.40%	1.50%

Additional Contract Owner Expenses for Elected Options

If you are under age 80 when we issue your contract, for an additional charge you can elect the Ratchet Death Benefit as a replacement for the Basic Death Benefit which you automatically receive when you purchase the Panorama Premier contract.

(Deducted quarterly as a percentage on an annual basis of the daily value of the assets in your investment choices)

	Current	Maximum
Ratchet Death Benefit	0.15%	0.35% if you were age 60 or less when issued the contract
		0.50% if you were age 61 through 70 when issued the contract 0.70% if you were age 71 or older when issued the contract

Table Of Fees And Expenses

Annual Fund Operating Expenses

While you own the contract, if your assets are invested in any of the sub-accounts, you will be subject to the fees and expenses charged by the fund in which that sub-account invests. The first table shows the minimum and maximum total operating expenses charged by any of the funds, expressed as a percentage of average net assets, for the year ended December 31, 2003. More detail concerning each fund’s fees and expenses that you may pay periodically during the time that you own the contract, is contained in the second table below and each fund prospectus.

Charge	Minimum	Maximum
Total Annual Fund Operating Expenses that are deducted from fund assets, including management fees, distribution, and/or 12b-1 fees, and other expenses.	0.41%	2.28%

The following table provides more specific information about the total fund operating expenses of each fund. The fees and expenses reflected in this table are expressed as a percentage of average net assets for the year ended December 31, 2003.

Investment Management Fees and Other Expenses

Fund Name	Management Fees	Other Expenses	12b-1 Fees		Total Fund Operating Expenses
American Century® VP Income & Growth Fund	0.70%	0.00%	—		0.70%
American Century® VP Value Fund[1]	0.95%	0.00%	—		0.95%
American Funds® Asset Allocation Fund (Class 2)	0.40%	0.02%	0.25%		0.67%
American Funds® Growth-Income Fund (Class 2)	0.33%	0.01%	0.25%		0.59%
Calvert Social Balanced Portfolio[2]	0.70%	0.23%	—		0.93%
Fidelity® VIP Contrafund® Portfolio (Initial Class)	0.58%	0.09%	—		0.67%	[3]
Fidelity® VIP Growth Portfolio (Service Class)	0.58%	0.09%	0.10%		0.77%	[4]
Fidelity® VIP Growth Opportunities Portfolio (Service Class)	0.58%	0.14%	0.10%		0.82%	[3]
Franklin Small Cap Value Securities Fund (Class 2)	0.57%	0.19%	0.25%	[5]	1.01%	[6]
INVESCO VIF—Financial Services Fund (Series I Shares)	0.75%	0.36%	—		1.11%	[7,8]
INVESCO VIF—Health Sciences Fund (Series I Shares)	0.75%	0.33%	—		1.08%	[7,8]
INVESCO VIF—Technology Fund (Series I Shares)	0.75%	0.41%	—		1.16%	[7,8,9]
Janus Aspen Balanced Portfolio (Institutional)	0.65%	0.02%	—		0.67%
Janus Aspen Capital Appreciation Portfolio (Institutional)	0.65%	0.03%	—		0.68%
Janus Aspen Worldwide Growth Portfolio (Institutional)	0.65%	0.06%	—		0.71%
MFS® Investors Trust Series	0.75%	0.12%	—		0.87%	[10]
MFS® New Discovery Series	0.90%	0.14%	—		1.04%	[10]
MML Blend Fund	0.39%	0.03%	—		0.42%	[11]
MML Emerging Growth Fund	1.05%	1.23%	—		2.28%	[11]
MML Enhanced Index Core Equity Fund	0.55%	0.25%	—		0.80%	[11]
MML Equity Fund	0.39%	0.02%	—		0.41%	[11]
MML Equity Index Fund (Class I)	0.10%	0.34%	—		0.44%
MML Growth Equity Fund	0.80%	0.48%	—		1.28%	[11]
MML Inflation-Protected Bond Fund	0.60%	0.18%	—		0.78%	[11]
MML Large Cap Value Fund	0.80%	0.12%	—		0.92%	[11]
MML OTC 100 Fund	0.45%	0.77%	—		1.22%	[11]
MML Small Cap Equity Fund	0.65%	0.08%	—		0.73%	[11]
MML Small Cap Growth Equity Fund	1.07%	0.18%	—		1.25%	[11]
MML Small Company Opportunities Fund	1.05%	0.13%	—		1.18%	[11]
Oppenheimer Aggressive Growth Fund/VA	0.68%	0.02%	—		0.70%
Oppenheimer Balanced Fund/VA1[2]	0.73%	0.03%	—		0.76%
Oppenheimer Bond Fund/VA	0.71%	0.02%	—		0.73%

Table Of Fees And Expenses

Fund Name	Management Fees	Other Expenses	12b-1 Fees	Total Fund Operating Expenses
Oppenheimer Capital Appreciation Fund/VA	0.65%	0.02%	—	0.67%
Oppenheimer Global Securities Fund/VA	0.63%	0.05%	—	0.68%
Oppenheimer High Income Fund/VA	0.73%	0.03%	—	0.76%
Oppenheimer International Growth Fund/VA	1.00%	0.12%	—	1.12%
Oppenheimer Main Street Fund®/VA	0.68%	0.02%	—	0.70%
Oppenheimer Money Fund/VA	0.45%	0.02%	—	0.47%
Oppenheimer Strategic Bond Fund/VA	0.72%	0.03%	—	0.75%
Panorama Growth Portfolio	0.63%	0.04%	—	0.67%
Panorama Total Return Portfolio	0.63%	0.04%	—	0.67%
Scudder VIT EAFE® Equity Index Fund	0.45%	0.64%	—	1.09%	[13]
Scudder VIT Small Cap Index Fund	0.35%	0.26%	—	0.61%	[14]
T. Rowe Price Blue Chip Growth Portfolio	0.85%	0.00%	—	0.85%
T. Rowe Price Equity Income Portfolio	0.85%	0.00%	—	0.85%
T. Rowe Price Mid-Cap Growth Portfolio*	0.85%	0.00%	—	0.85%
Templeton Foreign Securities Fund (Class 2)	0.69%	0.22%	0.25%	1.16%	[6]

*Unavailable in contracts issued on or after May 1, 2004.

1 This fund has a stepped fee schedule. As a result, the fund’s management fee rate generally decreases as the fund’s assets increase.

2 Expenses are based on the Portfolio’s most recent fiscal year. Management fees include the Subadvisory fees paid by the Advisor (Calvert Asset Management Company, Inc.) and the administrative fee paid by the Portfolio to Calvert Administrative Services Company, an affiliate of the Advisor.

3 A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund’s expenses. In addition, through arrangements with the fund’s custodian, credits realized as a result of uninvested cash balances are used to reduce the fund’s custodian expenses. Including these reductions, the total class operating expenses would have been: Fidelity® VIP Contrafund® Portfolio (Initial Class) 0.65%; and for Fidelity® VIP Growth Opportunities Portfolio (Service Class) 0.80%. These offsets may be discontinued at any time.

4 A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund’s expenses. Including this reduction, the total class operating expenses would have been 0.74%. These offsets may be discontinued at any time.

5 While the maximum amount payable under the Fund’s Class 2 rule 12b-1 plan is 0.35% per year of the Fund’s Class 2 average annual net assets, the Fund’s Board of Trustees (Board) has set the current rate at 0.25% per year.

6 The Manager had agreed in advance to reduce its fee to reflect reduced services resulting from the fund’s investment in a Franklin Templeton money fund. This reduction is required by the fund’s Board of Trustees and an exemptive order by the Securities and Exchange Commission. If this reduction were reflected, total net fund operating expenses would be: 0.99% for the Franklin Small Cap Value Securities Fund and 1.12% for the Templeton Foreign Securities Fund.

7 The Fund has adopted a new form of administrative services and transfer agency agreements which will be effective May 1, 2004. As a result, Other Expenses have been restated to reflect the changes in fees under the new agreements.

8 The Fund’s advisor is entitled to receive reimbursement from the Fund for fees and expenses paid for by the Fund’s advisor pursuant to expense limitation commitments between the Fund’s advisor and the Fund if such reimbursement does not cause the Fund to exceed its then-current expense limitations and the reimbursement is made within three years after the Fund’s advisor incurred the expense.

9 As a result of a reorganization of another fund into the Fund, which occurred on April 30, 2004, the Fund’s Total Annual Operating Expenses have been restated to reflect current expenses.

10 Each series has an expense offset arrangement that reduces the series’ custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series’ expenses. “Other Expenses” do not take into account these fee reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, “Net Expenses” would be lower for certain series and would equal 1.03% for MFS® New Discovery Series.

11 MassMutual has agreed to bear expenses of the MML Blend Fund, MML Emerging Growth Fund, MML Enhanced Index Core Equity Fund, MML Equity Fund, MML Growth Equity Fund, MML Inflation-Protected Bond Fund, MML Large Cap Value Fund, MML OTC 100 Fund, MML Small Cap Equity Fund, MML Small Cap Growth Equity Fund and MML Small Company Opportunities Fund (other than the management fee, interest, taxes, brokerage commissions and extraordinary expenses) in excess of 0.11% of the average daily net asset value of the funds through April 30, 2005. The expenses shown for MML Emerging Growth Fund, MML Enhanced Index Core Equity Fund, MML Growth Equity Fund, MML Inflation-Protected Bond Fund, MML Large Cap Value Fund, MML OTC 100 Fund, MML Small Cap Growth Equity Fund and MML Small Company Opportunities Fund do not include this reimbursement. If this table did reflect these reimbursements, the Total Net Operating Expenses would be 1.16%, 0.66%, 0.91%, 0.71%, 0.91%, 0.56%, 1.18% and 1.16%, respectively. We did not reimburse any expenses of the MML Blend Fund, MML Equity Fund, and MML Small Cap Equity Fund in 2003.

12 Prior to May 1, 2004, this fund was called Oppenheimer Multiple Strategies Fund/VA.

13 Pursuant to their respective agreements with Scudder VIT Funds, the investment manager, the underwriter and the accounting agent have agreed, for the one year period commencing on May 1, 2004, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses to 0.65%.

14 Pursuant to their respective agreements with Scudder VIT Funds, the investment manager, the underwriter and the accounting agent have agreed, for the one year period commencing on May 1, 2004, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses to 0.45%.

(See the fund prospectuses for more information.)

Table Of Fees And Expenses

Examples

These Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and fund fees and expenses.

Examples Using Maximum Expenses

Example I assumes that you withdraw all your contract value at the end of each year shown.

Example II assumes you do not withdraw all contract value at the end of each year shown, or that you decide to begin the income phase at the end of each year shown. (Currently the income phase is not available until 30 days after you purchase your contract).

Both Example I and Example II assume:

• that you invest $10,000 in the contract for the time periods indicated,

• that you allocate it to a sub-account that has a 5% return each year,

• that you elected the Ratchet Death Benefit and you were at least age 71, and not yet 80 or older when we issued the contract,

• that the maximum fees and expenses in the Table of Fees and Expenses apply, and

• that you selected one of two sub-accounts 1) the one that invests in the fund with the maximum total operating expenses, or 2) the one that invests in the fund with the minimum total operating expenses.

Based on the above assumptions, your costs would be as shown in the following table. Your actual costs may be higher or lower.

	Example I				Example II
Years	1	3	5	10	1	3	5	10
Sub-account with maximum total operating expenses	$1,103	$1,873	$2,645	$4,776	$471	$1,419	$2,371	$4,776
Sub-account with minimum total operating expenses	$ 925	$1,343	$1,763	$3,095	$280	$ 859	$1,463	$3,095

Examples Using Current Expenses

Example I assumes that you withdraw all your contract value at the end of each year shown.

Example II assumes you do not withdraw all contract value at the end of each year shown, or that you decide to begin the income phase at the end of each year shown. (Currently the income phase is not available until 30 days after you purchase your contract).

Both Example I and Example II assume:

• that you invest $10,000 in the contract for the time periods indicated,

• that you allocate it to a sub-account that has a 5% return each year,

• that the current fees and expenses in the Table of Fees and Expenses apply, and

• that you selected one of two sub-accounts 1) the one that invests in the fund with the maximum total operating expenses, or 2) the one that invests in the fund with the minimum total operating expenses.

Based on the above assumptions, your costs would be as shown in the following table. Your actual costs may be higher or lower.

	Example I				Example II
Years	1	3	5	10	1	3	5	10
Sub-account with maximum total operating expenses	$1,022	$1,631	$2,250	$4,042	$383	$1,164	$1,962	$4,042
Sub-account with minimum total operating expenses	$ 843	$1,091	$1,320	$2,208	$192	$ 593	$1,020	$2,208

The examples using current expenses reflect the annual contract maintenance charge of $30 as an annual charge of 0.061%. The examples using maximum expenses reflect the annual contract maintenance charge of $60 as an annual charge of 0.122%. This charge is based on an anticipated average contract value of $49,000.

The examples do not reflect any premium taxes.    However, premium taxes may apply.

There is an accumulation unit value history in Appendix A—Condensed Financial Information.

The examples should not be considered a representation of past or future expenses.

Table Of Fees And Expenses

The Company

In this prospectus, “we,” “us,” and “our” refer to C.M. Life Insurance Company (“C.M. Life”). C.M. Life is a wholly-owned stock life insurance subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”). C.M. Life provides life insurance and annuities to individuals and group life insurance to institutions. MassMutual is a global, diversified financial services organization providing life insurance, annuities, disability income insurance, long-term care insurance, structured settlements and retirement and savings products to individual and institutional customers. MassMutual is organized as a mutual life insurance company.

The Panorama Premier Deferred Variable Annuity Contract

General Overview

This annuity is a contract between “you,” the owner and “us,” C.M. Life. The contract is intended for retirement savings or other long-term investment purposes. In exchange for your purchase payments, we agree to pay you an income when you choose to receive it. You select the income period beginning on a date you designate. According to your contract, this date must be at least 5 years from when you purchase the contract. However, we currently allow you to select a date that is at least 30 days from when you purchase the contract.

The contract, like all deferred annuity contracts, has two phases – the accumulation phase and the income phase. Your contract is in the accumulation phase until you decide to begin receiving annuity payments. During the accumulation phase we provide a death benefit. Once you begin receiving annuity payments, your contract enters the income phase.

You are generally not taxed on contract earnings until you take money from your contract. This is known as tax deferral. Tax deferral is automatically provided by tax-qualified retirement plans. There is no additional tax deferral provided when a variable annuity contract is used to fund a tax-qualified retirement plan.

The contract is called a variable annuity because you can choose to allocate your purchase payments among various investment choices. Subject to state availability, your choices include over forty funds and three fixed accounts. The amount of money you are able to accumulate in your contract during the accumulation phase depends upon the investment performance of the funds you select as well as the interest we credit on the fixed accounts.

At the beginning of the income phase, you can choose to receive annuity payments on a variable basis, fixed basis or a combination of both. If you choose variable payments, the amount of the annuity payments will fluctuate depending on the investment performance of the funds you select for the income phase. If you select to receive payments on a fixed basis, the payments you receive will remain level.

The Company/General Overview

Ownership of the Contract

Owner

In this prospectus, “you” and “your” refer to the owner. The owner is named at time of application. The owner can be an individual or a non-natural person. We will not issue a contract to you if you have passed your 85th birthday as of the date we proposed to issue the contract.

As the owner of the contract, you exercise all rights under the contract. The owner names the beneficiary. You may change the owner of the contract at any time prior to the annuity date by written request. If you change the owner, the change is subject to our underwriting rules. Changing the owner may result in tax consequences. On and after the annuity date, you continue as the owner.

Joint Owner

The contract can be owned by joint owners. Unless prohibited by state law, only you and your spouse can be joint owners. We will not issue a contract to you if either proposed joint owner has passed their 85th birthday as of the date we proposed to issue the contract.

Upon the death of either joint owner, the surviving spouse will be the designated beneficiary and may continue the contract. We will treat any other beneficiary designation at the time of death as a contingent beneficiary. Unless otherwise indicated on the application, both signatures will be required for all transactions, if there are joint owners.

Annuitant

The annuitant is the person on whose life we base annuity payments. You designate the annuitant at the time of application. We will not issue a contract to you if the proposed annuitant has passed his/her 85th birthday as of the date we proposed to issue the contract. You may change the annuitant before the annuity date, subject to our underwriting rules. However, the annuitant may not be changed on a contract owned by a non-natural person.

Beneficiary

The beneficiary is the person(s) or entity you name to receive any death benefit. You name the beneficiary at the time of application. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before you die.

A beneficiary who is your surviving spouse may elect to continue the contract in his or her own name, elect a lump sum payment of the death benefit, or apply the death benefit to an annuity option.

Ownership of the Contract

Purchasing a Contract

Purchase Payments

The minimum amount we accept for your initial purchase payment is:

•	$5,000 when the contract is bought as a non-qualified contract; or

•	$2,000 if you are buying the contract as part of an IRA (Individual Retirement Annuity), 401(k) or other qualified plan.

If, when you apply for your contract, you elect to make purchase payments under our automatic investment plan option, we will allow you to satisfy the minimum initial payment requirement by making 12 consecutive monthly payments of as little as:

•	$416.66 for a non-qualified contract, or

•	$166.66 for a qualified contract.

You can make additional purchase payments to your contract. However, additional payments of less than $250 are subject to our approval. We will accept additional purchase payments of as little as $100 if you have selected our automatic investment plan option, described below.

The maximum amount of cumulative purchase payments we accept without our prior approval is based on your age when we issued the contract. The maximum amount is:

•	$1 million up to age 75 1/2; or

•	$500,000 if older than age 75 1/2.

If the owner is not a natural person, these purchase payment limits will apply to the annuitant’s age. If there are joint owners, age refers to the oldest owner.

You may submit your initial purchase payment, along with your complete application, by giving them to your registered representative. You can make additional purchase payments:

•	by mailing your check, that clearly indicates your name and contract number, to our lockbox:

First Class Mail

MassMutual Panorama Premier

Annuity Payment Services

MassMutual P.O. Box 74908

Chicago IL 60675-4908

Overnight Mail

MassMutual Panorama Premier

Annuity Payment Services

350 North Orleans Street

Receipt & Dispatch, 8th Floor

Suite 4908

Chicago, IL 60654

•	by instructing your bank to wire transfer funds to:

JP Morgan Chase Bank

New York, New York

ABA #021000021

CM Life Insurance Co. Account 323956297

Ref: Annuity Contract #

Name: (Your Name)

We have the right to reject any application or purchase payment.

Automatic Investment Plan (AIP).  Under the AIP, you may authorize us to periodically draw funds from an account of your choosing (restrictions may apply) for the purpose of making purchase payments to your contract. Payments through AIP may be as little as $100. Contact the Annuity Service Center for information regarding setting up an AIP and any restrictions regarding use of AIP.

Allocation of Purchase Payments

When you purchase your contract, you choose how we will apply your purchase payments among the investment choices. If you make additional purchase payments, we will apply them in the same way as your first purchase payment, unless you tell us otherwise.

Once we receive your purchase payment and the necessary information at our Annuity Service Center or lockbox, we will issue your contract and apply your first purchase payment within 2 business days. If you do not give us all of the information we need, we will contact you to get it. When we receive all of the necessary information, we will then apply your first purchase payment within 2 business days. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information.

If you add more money to your contract by making additional purchase payments, we will credit these amounts to your contract on the

Purchasing a Contract

business day we receive them at our Annuity Service Center or lockbox as long as you have provided us with the necessary information to apply the purchase payment. If you do not give us all of the information we need, we will contact you to get it. We will then apply your purchase payment on the business day that we obtain the necessary information from you. Our business day closes when the New York Stock Exchange closes, usually 4:00 p.m. Eastern time. If we receive your purchase payment at our Annuity Service Center or lockbox on a non-business day or after the business day closes, we will credit the amount to your contract effective the next business day.

Investment Choices

The Separate Account

We established a separate account, C.M. Multi-Account A (separate account), to hold the assets that underlie the contracts. Our Board of Directors adopted a resolution to establish the separate account under Connecticut insurance law on August 3, 1994. We have registered the separate account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940.

C.M. Life owns the assets of the separate account. However, those separate account assets equal to the reserves and other contract liabilities are not chargeable with liabilities arising out of any other business we may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to, or charged against, the contracts and not against any other contracts we may issue. We are required to maintain sufficient assets in the separate account to meet the anticipated obligations of the contracts funded by the separate account.

C.M. Life established a segment of the separate account for the Panorama Premier contracts. We currently divide this segment into 47 sub-accounts. Each of these sub-accounts invests in a fund. You bear the complete investment risk for purchase payments that you allocate to a fund.

The Funds

Subject to state availability, the contract offers the following funds. Additional funds may be added in the future.

Investment Funds in which the Sub- Accounts Purchase Shares	Investment Fund’s Adviser and Sub-Adviser	Investment Objective

AIM Variable Insurance Funds[1]

INVESCO VIF-Financial Services Fund (Series I Shares)	Adviser: A I M Advisors, Inc.[2] Sub-Adviser: INVESCO Institutional (N.A.), Inc.	Seeks capital growth. The fund normally invests 80% of its net assets in the equity securities and equity-related instruments of companies involved in the financial-services sector.

INVESCO VIF-Health Sciences Fund (Series I Shares)	Adviser: A I M Advisors, Inc.[2] Sub-Adviser: INVESCO Institutional (N.A.), Inc.	Seeks capital growth. The fund normally invests 80% of its net assets in the equity securities and equity-related instruments of companies that develop, produce, or distribute products or services related to health care.

INVESCO VIF-Technology Fund (Series I Shares)	Adviser: A I M Advisors, Inc.[2] Sub-Adviser: INVESCO Institutional (N.A.), Inc.	Seeks capital growth. The fund normally invests 80% of its net assets in the equity securities and equity-related instruments of companies engaged in technology-related industries.

Purchasing a Contract/Investment Choices

Investment Funds in which the Sub- Accounts Purchase Shares	Investment Fund’s Adviser and Sub-Adviser	Investment Objective

American Century® Variable Portfolios, Inc.

American Century VP Income & Growth Fund	Adviser: American Century Investment Management, Inc. Sub-Adviser: N/A	Seeks growth of capital by investing in common stocks. Income is a secondary objective. The fund pursues a total return and dividend yield that exceed those of the S&P 500® Index by investing in stocks of companies with strong expected returns.

American Century VP Value Fund	Adviser: American Century Investment Management, Inc. Sub-Adviser: N/A	Seeks long-term capital growth by investing primarily in common stocks of companies believed to be undervalued at the time of purchase. Income is a secondary objective.

American Funds Insurance Series®

American Funds® Asset Allocation Fund (Class 2)	Adviser: Capital Research and Management Company Sub-Adviser: N/A	Seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long-term by investing in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less).

American Funds® Growth-Income Fund (Class 2)	Adviser: Capital Research and Management Company Sub-Adviser: N/A	Seeks capital appreciation and income by investing primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends.

Calvert Variable Series, Inc.

Calvert Social Balanced Portfolio	Adviser: Calvert Asset Management Company, Inc. Sub-Adviser: Brown Capital Management, Inc. and SSgA Funds Management, Inc.	Seeks to achieve a competitive total return through an actively managed portfolio of stocks, bonds, and money market instruments which offer income and capital growth opportunity and that satisfy the portfolio’s investment and social criteria.

Fidelity® Variable Insurance Products (“VIP”) Fund

Fidelity® VIP Contrafund® Portfolio (Initial Class)	Adviser: Fidelity Management & Research Company Sub-Adviser: FMR Co., Inc.	Seeks long-term capital appreciation as its investment objective. The fund’s principal investment strategies include: Normally investing primarily in common stocks; Investing in securities of companies whose value it believes is not fully recognized by the public; Investing in domestic and foreign issuers; Investing in either “growth” stocks or “value” stocks or both; Using fundamental analysis of each issuer’s financial condition and industry position and market and economic conditions to select investments; Potentially using other investment strategies to increase or decrease the fund’s exposure to changing security prices or other factors that affect security values.

Investment Choices

Investment Funds in which the Sub- Accounts Purchase Shares	Investment Fund’s Adviser and Sub-Adviser	Investment Objective

Fidelity® VIP Growth Opportunities Portfolio (Service Class)	Adviser: Fidelity Management & Research Company Sub-Adviser: FMR Co., Inc.	Seeks to provide capital growth as its investment objective. The fund’s principal investment strategies include: Normally investing primarily in common stocks; Investing in domestic and foreign issuers; Investing in either “growth” stocks or “value” stocks or both; Using fundamental analysis of each issuer’s financial condition and industry position and market and economic conditions to select investments; Potentially using other investment strategies to increase or decrease the fund’s exposure to changing security prices or other factors that affect security values.

Fidelity® VIP Growth Portfolio (Service Class)	Adviser: Fidelity Management & Research Company Sub-Adviser: FMR Co., Inc.	Seeks to achieve capital appreciation as its investment objective. The fund’s principal investment strategies include: Normally investing primarily in common stocks; Investing in companies that it believes have above-average growth potential (stocks of these companies are often called “growth” stocks); Investing in domestic and foreign issuers; Using fundamental analysis of each issuer’s financial condition and industry position and market and economic conditions to select investments; Potentially using other investment strategies to increase or decrease the fund’s exposure to changing security prices or other factors that affect security values.

Franklin Templeton Variable Insurance Products Trust

Franklin Small Cap Value Securities Fund (Class 2)	Adviser: Franklin Advisory Services, LLC Sub-Adviser: N/A	Seeks long-term total return. The Fund normally invests at least 80% of its net assets in investments of small capitalization companies. For this Fund, small cap companies are those with market cap values not exceeding $2.5 billion, at the time of purchase. The Fund invests in small companies that the Fund’s manager believes are undervalued.

Templeton Foreign Securities Fund (Class 2)	Adviser: Templeton Investment Counsel, LLC Sub-Adviser: N/A	Seeks long-term capital growth. The Fund normally invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets.

Janus Aspen Series

Janus Aspen Balanced Portfolio (Institutional)	Adviser: Janus Capital Sub-Adviser: N/A	Seeks long-term capital growth consistent with preservation of capital and balanced by current income by normally investing 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential. The portfolio will normally invest at least 25% of its assets in fixed-income securities.

Investment Choices

Investment Funds in which the Sub- Accounts Purchase Shares	Investment Fund’s Adviser and Sub-Adviser	Investment Objective

Janus Aspen Capital Appreciation Portfolio (Institutional)	Adviser: Janus Capital Sub-Adviser: N/A	Seeks long-term growth of capital. The portfolio invests primarily in common stocks selected for their growth potential. It may invest in companies of any size, from larger, well-established companies to smaller, emerging-growth companies.

Janus Aspen Worldwide Growth Portfolio (Institutional)	Adviser: Janus Capital Sub-Adviser: N/A	Seeks long-term growth of capital in a manner consistent with the preservation of capital by investing primarily in common stocks of companies of any size located throughout the world. The portfolio normally invests in issuers from at least five different countries, including the United States. The portfolio may, under unusual circumstances, invest in fewer than five countries or even a single country.

MFS® Variable Insurance TrustSM

MFS® Investors Trust Series	Adviser: Massachusetts Financial Services Company Sub-Adviser: N/A	Seeks long-term growth of capital with a secondary objective to seek reasonable current income. It normally invests at least 65% of its net assets in common stocks and related securities with a focus on companies with larger market capitalizations.

MFS® New Discovery Series	Adviser: Massachusetts Financial Services Company Sub-Adviser: N/A	Seeks capital appreciation. It normally invests 65% of its net assets in equity securities of smaller emerging-growth companies.

MML Series Investment Fund

MML Blend Fund	Adviser: MassMutual Sub-Adviser: David L. Babson & Company Inc.	Seeks to achieve as high a level of total rate of return over an extended period of time as is considered consistent with prudent investment risk and the preservation of capital.

MML Emerging Growth Fund	Adviser: MassMutual Sub-Adviser: RS Investment Management, L.P.	Seeks capital appreciation.

MML Enhanced Index Core Equity Fund	Adviser: MassMutual Sub-Adviser: David L. Babson & Company Inc.	Seeks to out-perform the total return performance of its benchmark index, the S&P 500® Index[3], while maintaining risk characteristics similar to those of the benchmark.

MML Equity Fund	Adviser: MassMutual Sub-Advisers: David L. Babson & Company Inc. and Alliance Capital Management L.P.	Seeks as its primary objective to achieve a superior total rate of return over an extended period of time from both capital appreciation and current income. Its secondary objective is the preservation of capital when business and economic conditions indicate that investing for defensive purposes is appropriate.

Investment Choices

Investment Funds in which the Sub- Accounts Purchase Shares	Investment Fund’s Adviser and Sub-Adviser	Investment Objective

MML Equity Index Fund (Class I)	Adviser: MassMutual Sub-Adviser: Northern Trust Investments, Inc.	Seeks to provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate as represented by the S&P 500® Index[3].

MML Growth Equity Fund	Adviser: MassMutual Sub-Adviser: Massachusetts Financial Services Company	Seeks long-term growth of capital.

MML Inflation-Protected Bond Fund	Adviser: MassMutual Sub-Adviser: David L. Babson & Company Inc.	Seeks to achieve as high a total rate of real return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital.

MML Large Cap Value Fund	Adviser: MassMutual Sub-Adviser: Davis Selected Advisers, L.P.	Seeks both capital growth and income.

MML OTC 100 Fund	Adviser: MassMutual Sub-Adviser: Northern Trust Investments, Inc.	Seeks to approximate as closely as practicable (before fees and expenses) the total return of the 100 largest publicly traded over-the-counter common stocks.

MML Small Cap Equity Fund	Adviser: MassMutual Sub-Adviser: David L. Babson & Company Inc.	Seeks to achieve long-term growth of capital and income by investing primarily in a diversified portfolio of equity securities of smaller companies.

MML Small Cap Growth Equity Fund	Adviser: MassMutual Sub-Adviser: Waddell & Reed Investment Management Company, and Wellington Management Company, LLP	Seeks long-term capital appreciation.

MML Small Company Opportunities Fund	Adviser: MassMutual Sub-Adviser: David L. Babson & Company Inc.	Seeks long-term capital appreciation through investment primarily in common stocks of smaller, faster-growing companies whose securities at the time of purchase are considered by the Sub-Adviser, David L. Babson & Company Inc., to be realistically valued.

Oppenheimer Variable Account Funds

Oppenheimer Aggressive Growth Fund/VA	Adviser: OppenheimerFunds, Inc. Sub-Adviser: N/A	Seeks capital appreciation by investing in “growth type” companies.

Oppenheimer Balanced Fund/VA4	Adviser: OppenheimerFunds, Inc. Sub-Adviser: N/A	Seeks a high total investment return, which includes current income and capital appreciation in the value of its shares.

Investment Choices

Investment Funds in which the Sub- Accounts Purchase Shares	Investment Fund’s Adviser and Sub-Adviser	Investment Objective

Oppenheimer Bond Fund/VA	Adviser: OppenheimerFunds, Inc. Sub-Adviser: N/A	Seeks a high level of current income with a secondary objective to seek capital appreciation when consistent with its primary objective.

Oppenheimer Capital Appreciation Fund/VA	Adviser: OppenheimerFunds, Inc. Sub-Adviser: N/A	Seeks capital appreciation by investing mainly in equity securities of well-known, established companies.

Oppenheimer Global Securities Fund/VA	Adviser: OppenheimerFunds, Inc. Sub-Adviser: N/A	Seeks long-term capital appreciation. The fund invests a substantial portion of its assets in securities of foreign issuers, “growth-type” companies, cyclical industries and special situations considered to have appreciation possibilities.

Oppenheimer High Income Fund/VA	Adviser: OppenheimerFunds, Inc. Sub-Adviser: N/A	Seeks a high level of current income from investment in high-yield fixed-income securities.

Oppenheimer Main Street Fund®/VA	Adviser: OppenheimerFunds, Inc. Sub-Adviser: N/A	Seeks high total return (which includes share-value growth and current income) from equity and debt securities.

Oppenheimer Money Fund/VA	Adviser: OppenheimerFunds, Inc. Sub-Adviser: N/A	Seeks maximum current income from investments in money market securities consistent with low capital risk and maintenance of liquidity.

Oppenheimer Strategic Bond Fund/VA	Adviser: OppenheimerFunds, Inc. Sub-Adviser: N/A	Seeks a high level of current income principally derived from interest on debt securities.

Panorama Series Fund, Inc.

Oppenheimer International Growth Fund/VA	Adviser: OppenheimerFunds, Inc. Sub-Adviser: N/A	Seeks long-term growth of capital by investing under normal circumstances, at least 90% of its total assets in equity securities of companies wherever located, the primary stock market of which is outside the United States.

Panorama Growth Portfolio	Adviser: OppenheimerFunds, Inc. Sub-Adviser: N/A	Seeks high total return.

Panorama Total Return Portfolio	Adviser: OppenheimerFunds, Inc. Sub-Adviser: N/A	Seeks to maximize total investment return (including capital appreciation and income) principally by allocating its assets among stocks, corporate bonds, U.S. government securities and money market instruments, according to changing market conditions.

Investment Choices

Investment Funds in which the Sub- Accounts Purchase Shares	Investment Fund’s Adviser and Sub-Adviser	Investment Objective

Scudder Investment VIT Funds

Scudder VIT EAFE® Equity Index Fund	Adviser: Deutsche Asset Management, Inc. Sub-Adviser: Northern Trust Investments, Inc.	Seeks to match, as closely as possible, before expenses, the risk and return characteristics of the Morgan Stanley Capital International Europe, Australasia and Far East Index (“EAFE Index”)[5]. The fund will invest primarily in stocks of companies that comprise the EAFE Index, in approximately the same weightings as the EAFE Index.

Scudder VIT Small Cap Index Fund	Adviser: Deutsche Asset Management, Inc. Sub-Adviser: Northern Trust Investments, Inc.	Seeks to match, as closely as possible, before expenses, the performance of the Russell 2000® Index[6], which emphasizes stocks of small U.S. companies.

T. Rowe Price Equity Series, Inc.

T. Rowe Price Blue Chip Growth Portfolio	Adviser: T. Rowe Price Associates, Inc. Sub-Adviser: N/A	Seeks long-term capital growth through investment in common stocks of large and medium-sized blue chip growth companies.

T. Rowe Price Equity Income Portfolio	Adviser: T. Rowe Price Associates, Inc. Sub-Adviser: N/A	Seeks substantial dividend income and long-term capital growth through investment in common stocks of established companies.

T. Rowe Price Mid-Cap Growth Portfolio (unavailable in contracts issued on or after May 1, 2004)	Adviser: T. Rowe Price Associates, Inc. Sub-Adviser: N/A	Seeks long-term capital appreciation through investment in stocks of mid-cap companies with potential for above-average earnings growth. T. Rowe Price defines mid-cap companies as those with market capitalizations within the range of companies in the S&P Mid-Cap 400® Index or the Russell Midcap® Growth Index.

1 Prior to May 1, 2004, known as INVESCO Variable Investment Funds, Inc.

2 Prior to May 1, 2004, INVESCO Funds Group, Inc. was the Fund’s adviser.

3 The S&P 500® Index is the Standard & Poor’s Composite Index of 500 stocks, an unmanaged index of common stock prices. The index does not reflect any fees or expenses. Standard & Poor’s is a division of The McGraw-Hill Companies, Inc. The S&P 500 Index is a registered trademark of The McGraw-Hill Companies, Inc., and has been licensed for use by the fund. The fund is not sponsored, endorsed, sold, or promoted by Standard & Poor’s or The McGraw-Hill Companies, Inc.

4 Prior to May 1, 2004, this Fund was called Oppenheimer Multiple Strategies Fund/VA.

5 The MSCI EAFE Index is the exclusive property of Morgan Stanley. Morgan Stanley Capital International is a service of Morgan Stanley and has been licensed for use by Deutsche Asset Management, Inc.

6 Frank Russell Company is the owner of the trademarks and copyrights relating to the Russell indexes, which have been licensed for use by Deutsche Asset Management, Inc.

There is no assurance that the funds will achieve their stated objective. The fund prospectuses contain more detailed information about the funds. We will deliver current copies of the fund prospectuses to you. You may also contact the Annuity Service Center and request copies of the current fund prospectuses at any time. You should read the information contained in the fund prospectuses carefully before investing.

Investment Choices

Administrative, Marketing and Support Service Fees. We have entered into arrangements with the investment adviser, subadviser, distributor, and/or affiliated companies of many of the underlying funds pursuant to which we receive payments for providing administrative, marketing or other support services to the funds. These payments may be used for any corporate purpose, including payment of expenses that we incur in promoting, issuing, distributing and administering the contract.

The arrangements with the underlying funds may vary and may include payments made pursuant to a distribution and/or servicing plan adopted by the fund pursuant to Rule 12b-1 under the Investment Company Act of 1940. The payments are generally based on an annual percentage of the average net assets held in that fund by us and our affiliates. Currently, on an annual basis, the payments range from 0.08% to 0.30% of the assets of the underlying fund attributable to the policies issued by us and our affiliates. These payments may be significant.

The Fixed Accounts

In most states, we offer three fixed accounts, two fixed accounts for Dollar Cost Averaging (the “DCA Fixed Accounts”) and The Fixed Account (collectively, “the fixed accounts”), as investment options. The fixed accounts are investment options within our general account.

Amounts that you allocate to the fixed accounts become part of our general account assets and are subject to the claims of all our creditors. All of our general account assets will be available to fund benefits under a contract.

DCA Fixed Accounts.  Each DCA Fixed Account is a fixed account from which assets are systematically transferred to any fund(s). You may not transfer your contract value in a DCA Fixed Account to The Fixed Account. During the accumulation phase, you may choose to have your purchase payments allocated to a DCA Fixed Account for the period of the DCA Fixed Account Term (DCA Term). Your election must be in writing.

Currently, you have a choice of two DCA Fixed Accounts:

(a)	DCA Fixed Account with a DCA Term of 6 months; or

(b)	DCA Fixed Account with a DCA Term of 12 months.

To the extent permitted by law, we reserve the right to change the duration of the DCA Terms in the future. Your DCA Term will terminate upon payment of the death benefit. You may only participate in one DCA Fixed Account at a time.

We will only accept a purchase payment into a DCA Fixed Account as of the beginning of a DCA Term. We will only accept a new purchase payment of at least $5,000. A purchase payment includes any purchase payments assigned to us and accepted by us from financial institutions as of the start of the DCA Term. However, purchase payments which originate from an annuity contract issued by us or any of our affiliates cannot be allocated in a DCA Fixed Account. You cannot transfer current contract values to a DCA Fixed Account. We reserve the right to reject purchase payments.

We make scheduled monthly transfers from the DCA Fixed Account. The minimum amount you can transfer is $250. The first transfer will occur 5 business days after we receive your payment allocated to the DCA Fixed Account and a completed DCA Fixed Account election form. You may not take partial withdrawals from the DCA Fixed Account.

You may make a one-time transfer of your remaining contract value in the DCA Fixed Account into any of the fund(s), prior to the expiration of your DCA Term. Your transfer will be effective on the business day we receive your completed written request or request over the telephone.

We reserve the right to assess a fee for processing transactions under the DCA Fixed Account.

If you elect to make an allocation to a DCA Fixed Account at a time when your annuity date would be less than your elected DCA Term, the expiration of your DCA Term will be your annuity date. No amounts will remain in the DCA Fixed Account after the expiration of the DCA Term.

We periodically set the interest rate we credit to the DCA Fixed Account. We will credit an interest rate at a rate not less than the minimum allowed by state law at the time we issue your contract. We reserve the right to change the guaranteed minimum interest rate for newly issued contracts, subject to applicable state law. The interest rate you will receive for the entire DCA Term is the interest rate in effect on the date

Investment Choices

your DCA Term begins. We guarantee the interest rate for the full DCA Term.

The Fixed Account.  You may allocate purchase payments to The Fixed Account. You can also make transfers of your contract value into The Fixed Account. You do not participate in the investment performance of the assets in The Fixed Account. Instead, we credit your contract with interest at a specified rate that we declare in advance. We will credit an interest rate at a rate not less than the minimum allowed by state law at the time we issue your contract. We reserve the right to change the guaranteed minimum interest rate for newly issued contracts, subject to applicable state law.

Contract Value

Your contract value is the sum of your value in the separate account and the fixed account(s).

Your value in the separate account will vary depending on the investment performance of the funds you choose. In order to keep track of your contract value, we use a unit of measure called an accumulation unit. During the income phase of your contract we call the unit an annuity unit.

Accumulation Units

Every day we determine the value of an accumulation unit for each of the separate account sub-accounts. Changes in the accumulation unit value reflect the investment performance of the fund as well as deductions for insurance and other charges.

The value of an accumulation unit may go up or down from business day to business day.

The Statement of Additional Information contains more information on the calculation of the accumulation unit value.

When you make a purchase payment, we credit your contract with accumulation units. We determine the number of accumulation units to credit by dividing the amount of the purchase payment allocated to a separate account sub-account by the value of the accumulation unit for that separate account sub-account. When you make a withdrawal, we deduct from your contract accumulation units representing the withdrawal amount.

We calculate the value of an accumulation unit for each separate account sub-account after the New York Stock Exchange closes each business day. Any change in the accumulation unit value will be reflected in your contract value.

Example:

On Monday we receive an additional purchase payment of $5,000 from you. You have told us you want this to go to the Oppenheimer Bond Fund/VA. When the New York Stock Exchange closes on that Monday, we determine that the value of an accumulation unit for the Oppenheimer Bond Fund/VA is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 accumulation units for the Oppenheimer Bond Fund/VA.

Investment Choices/Contract Value

Transfers and Transfer Programs

We have the right to terminate, suspend, or modify the transfer and transfer program provisions described in this prospectus.

You can transfer all or part of your contract value. You can make transfers by telephone or by other means we authorize. To make transfers other than by telephone, you must submit a written request. If you own the contract with a joint owner, we will accept transfer instructions from either you or the other owner, unless we are instructed otherwise. We will use reasonable procedures to confirm that instructions given to us are genuine. We may be liable for any losses due to unauthorized or fraudulent instructions, if we fail to use such procedures. We may tape record all telephone instructions.

Your transfer is effective on the business day we receive your request at our Annuity Service Center. Our business day closes when the New York Stock Exchange closes, usually 4:00 p.m. Eastern time. If we receive your transfer request at our Annuity Service Center on a non-business day or after our business day closes, your transfer request will be effective on the next business day.

Transfers During the Accumulation Phase

You may transfer all or part of your assets in a fund or The Fixed Account. You can make a transfer to or from The Fixed Account and to or from any fund. You can make 12 transfers every calendar year during the accumulation phase without charge. If you make more than 12 transfers in a year, we will deduct a transfer fee. The fee is $20 per transfer or, if less, 2% of the amount you transfer. Any transfers you make as a part of the Dollar Cost Averaging Program, the Interest Sweep Option, the DCA Fixed Accounts or the Automatic Rebalancing Program or by using our automated voice response system or the internet (subject to availability) are not subject to the assessment of a transfer fee and therefore, do not count toward your 12 free transfers every calendar year.

The following rules apply to any transfer during the accumulation phase:

(1)	Currently, the minimum amount which you can transfer is:

•	$100; or

•	the entire value in a fund, if less.

We reserve the right to impose a minimum transfer requirement of $1,000. Currently, we do not require that a minimum amount remain in the fund after a transfer. However, we reserve the right to impose a requirement that $1,000 remain in the fund after a transfer unless you transfer the entire fund value. We waive these requirements if the transfer is made in connection with the Rebalancing Program.

(2)	You must clearly indicate the amount and investment choices from and to which you wish to transfer.

(3)	During any contract year, we limit transfers out of The Fixed Account to the greater of $30,000 or 30% of your contract value in The Fixed Account as of the end of the previous contract year. However, if you transfer 30% of your contract value in The Fixed Account for three consecutive contract years, your transfer in the fourth consecutive contract year may be for the entire amount in The Fixed Account, provided that you have not applied payments or transferred contract value into The Fixed Account from the time the first annual transfer was made. We measure a contract year from the anniversary of the day we issued your contract. Transfers out of The Fixed Account are done on a first-in, first-out basis. In other words, amounts attributed to the oldest purchase payments are transferred first; then amounts attributed to the next oldest purchase payments are transferred; and so on.

Through June 30, 2004, we are not enforcing the restrictions detailed in paragraph (3). As of July 1, 2004, we will reinstate these restrictions.

(4)	We consider The Fixed Account and the Oppenheimer Money Fund/VA to be “competing accounts.” We have some specific rules pertaining to transfers in and out of competing accounts.

You may not make a transfer out of The Fixed Account to the Oppenheimer Money Fund/VA, however, you may make a transfer out of the Oppenheimer Money Fund/VA to The Fixed Account.

Transfers and Transfer Programs

Transfers out of The Fixed Account

•	As noted above, you may not make a transfer out of The Fixed Account to the Oppenheimer Money Fund/VA.

•	If you make a transfer out of The Fixed Account, for a period of 90 days following that transfer, you may not make transfers from any investment choice into the Oppenheimer Money Fund/VA.

Transfers into The Fixed Account

•	If you make a transfer into The Fixed Account, for a period of 90 days following that transfer, you may not make transfers out of the Oppenheimer Money Fund/VA.

Transfers out of the Oppenheimer Money Fund/VA

•	If you make any transfer out of the Oppenheimer Money Fund/VA, for a period of 90 days following that transfer, you may not make transfers from any investment choice into The Fixed Account.

Transfers into the Oppenheimer Money Fund/VA

•	If you make a transfer into the Oppenheimer Money Fund/VA, for a period of 90 days following that transfer, you may not make transfers out of The Fixed Account.

(5)	We do not count transfers made as part of the Dollar Cost Averaging Program, a DCA Fixed Account, or the Automatic Rebalancing Program in determining the number of transfers you make in a year.

Limits on Frequent Trading and Market-Timing Activity

This contract and its investment choices are not designed to serve as vehicles for what we have determined to be frequent trading or market timing trading activity. We consider these activities to be abusive trading practices that can disrupt the management of a fund in the following ways:

•	by requiring the fund to keep more of its assets liquid rather than investing them for long term growth, resulting in lost investment opportunity; and

•	by causing unplanned portfolio turnover.

These disruptions, in turn, can result in increased expenses and can have an adverse effect on fund performance that could impact all contract owners and beneficiaries under the contract, including long-term contract owners who do not engage in these activities. Therefore, organizations and individuals that intend to trade frequently and/or use market timing investment strategies should not purchase this contract.

We have adopted policies and procedures to help us identify those individuals or entities who we determine may be engaging in frequent trading and/or market timing trading activities. We monitor trading activity to uniformly enforce those procedures. However, those who engage in such activities may employ a variety of techniques to avoid detection. Therefore, despite our efforts to prevent frequent trading and the market timing among the funds, there can be no assurance that we will be able to identify all those who trade frequently or employ a market timing strategy, or that we will be able to curtail their trading in every instance.

If we, or the investment adviser to any of the funds available with this contract, determine that a contract owner’s transfer patterns reflect frequent trading or employment of a market timing strategy, we reserve the right to take restrictive action. Such action includes, but is not limited to:

•	not accepting transfer instructions from a contract owner or other person authorized to conduct a transfer;

•	restricting the ability to submit transfer requests by overnight mail, facsimile transmissions, the telephone, our website or any other type of electronic medium;

•	limiting the amount of transfer requests that can be made during a contract year; and

•	requiring the value transferred into a fund to remain in that fund for a particular period of time before it can be transferred out of the fund.

We will notify you in writing if we reject a transfer or if we implement a restriction due to frequent trading or the use of market timing investment strategies. If we do not accept a transfer request, we will return the contract value to the investment choice from which the transfer was attempted as of the business day your transfer request is rejected. We may, among other things, then require you to resubmit the rejected transfer by regular mail only.

Transfers and Transfer Programs

Orders for the purchase of fund shares may be subject to acceptance by the fund. Therefore, we reserve the right to reject, without prior notice, any transfer request to a subaccount if the subaccount’s investment in the corresponding fund is not accepted for any reason.

Transfers During the Income Phase

You may make 6 transfers between the funds each calendar year without incurring a fee. You cannot transfer from the general account to a fund, but you can transfer from one or more funds to the general account once a contract year. The minimum amount which you can transfer is $1,000 or your entire interest in the fund, if less. After a transfer, the minimum amount which must remain in a fund is $1,000 unless you have transferred the entire value.

Dollar Cost Averaging Program

The Dollar Cost Averaging Program allows you to systematically transfer a set amount from a selected fund to any of the other funds. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. The Dollar Cost Averaging Program is available only during the accumulation phase.

Dollar cost averaging does not assure a profit and does not protect you against loss in declining markets. Since dollar cost averaging involves continuous investment in securities regardless of fluctuating price levels of such securities, you should consider your financial ability to continue the Dollar Cost Averaging Program through periods of fluctuating price levels.

You must have at least $600 in the fund you have selected to transfer contract value from in order to participate in the Dollar Cost Averaging Program. The minimum amount you can transfer is $100.

The minimum duration of participation in any Dollar Cost Averaging Program is currently 6 months. You can choose the frequency at which the dollar cost averaging transfers are to be made, i.e., monthly, quarterly, semi-annually or annually. You will also choose the specific date when the first dollar cost averaging transfer is made. However, if you select a date that is less than 5 business days from the date we receive your fully completed election form or your request over the telephone at our Annuity Service Center, we may defer the first transfer for one month. If you do not select a start date, we will automatically start the Dollar Cost Averaging Program within 5 business days from the date we receive your fully completed election form or request over the telephone. You may make changes to your selection, including termination of the program, by written request or by request over the telephone.

If you participate in the Dollar Cost Averaging Program, we do not take the transfers made under the program into account in determining any transfer fee.

You can only participate in one Dollar Cost Averaging Program at a time. Further, if you are participating in the Dollar Cost Averaging Program you cannot also participate in the Automatic Rebalancing Program, Interest Sweep Option, or a DCA Fixed Account.

Your Dollar Cost Averaging Program will terminate:

•	if you withdraw the total contract value;

•	upon payment of the death benefit;

•	if the last transfer you selected has been made;

•	if there is insufficient contract value to make the transfer; or

•	if we receive from you a written request or request over the telephone to terminate the program at our Annuity Service Center at least 5 business days prior to the next transfer date.

We currently do not charge you for participation in the Dollar Cost Averaging Program. However, we reserve the right to charge for this feature in the future. We have the right to modify, terminate or suspend the Dollar Cost Averaging Program.

Automatic Rebalancing Program

Over time, the performance of each fund may cause your allocation to shift from your original allocation. You can direct us to automatically rebalance your contract value allocated to the funds in order to return to your original percentage allocations by selecting our Automatic

Transfers and Transfer Programs

Rebalancing Program. Contract value allocated to the fixed accounts cannot participate in the Automatic Rebalancing Program.

You can tell us whether to rebalance monthly, quarterly, semi-annually or annually. The Automatic Rebalancing Program is available only during the accumulation phase. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee.

You cannot participate in the Automatic Rebalancing Program if you are participating in a Dollar Cost Averaging Program, a DCA Fixed Account, or Interest Sweep Option.

You can terminate the Automatic Rebalancing Program at anytime by giving us written notice or notice over the telephone. Any unscheduled transfer request will automatically terminate the Automatic Rebalancing Program election.

Example:

Assume that you want your initial purchase payment split between 2 funds. You want 40% to be in the Oppenheimer Bond Fund/VA and 60% to be in the Panorama Growth Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Oppenheimer Bond Fund/VA now represents 50% of your holdings because of its increase in value. If you had chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we would sell some of your units in the Oppenheimer Bond Fund/VA to bring its value back to 40% and use the money to buy more units in the Panorama Growth Portfolio to increase those holdings to 60%.

Interest Sweep Option

Under this program, we will automatically transfer earnings from your contract value in The Fixed Account to one or more selected funds. By allocating these earnings to the funds, you can pursue further growth in the value of your contract through more aggressive investments. However, the Interest Sweep Option does not assure profit and does not protect against loss in declining markets. The Interest Sweep Option is available only during the accumulation phase. You may request that the earnings be transferred from The Fixed Account on a monthly, quarterly, semiannual or annual frequency.

To participate in this program, you must have at least $5,000 in The Fixed Account at the time of transfer. While the program is in effect, you can adjust your allocations as necessary.

This program will terminate:

•	if you withdraw the total contract value from The Fixed Account;

•	upon payment of the death benefit;

•	if you begin the income phase of your contract; or

•	if we receive your written request or request over the telephone to terminate the program at least 5 business days prior to the next scheduled transfer date.

You may not participate in the Interest Sweep Option if you are participating in a Dollar Cost Averaging Program, a DCA Fixed Account, or Automatic Rebalancing Program.

Withdrawals

During the accumulation phase you may make either partial or total withdrawals of your contract value. The contract does not provide a death benefit after you withdraw your full contract value.

Unless you instruct us otherwise, we will take any partial withdrawal proportionally from your contract value in the funds and The Fixed Account. When making a partial withdrawal, you must withdraw at least $100 or the entire value in a fund or The Fixed Account, if less. We require that after you make a partial withdrawal you keep at least $5,000 in a non-qualified contract. For qualified contracts, the amount is $2,000, unless your partial withdrawal is a minimum required distribution. Partial withdrawals are subject to a contingent deferred sales charge.

When you make a total withdrawal you will receive the value of your contract:

•	less any applicable contingent deferred sales charge;

Tranfers and Transfer Programs/Withdrawals

•	less any applicable premium tax;

•	less any contract maintenance charge, and

•	less any purchase payments we credited to your contract that have not cleared the bank, until they clear the bank.

We take withdrawals first from earnings and then from purchase payments. For purposes of the contingent deferred sales charge, we treat withdrawals as coming from the oldest purchase payments first.

Requests in Writing.  To request a withdrawal in writing, submit to the Annuity Service Center, our fully completed partial surrender or surrender form. If your withdrawal involves an exchange or transfer of assets to another financial institution, we also require a “letter of acceptance” from the financial institution.

Requests By Telephone.  We do not allow full withdrawal requests by telephone. However, you may request partial withdrawals by telephone subject to the following rules:

•	The person requesting the partial withdrawal is the contract owner;

•	The withdrawal amount may not exceed $25,000;

•	The check will be made payable to the contract owner and joint contract owner, if applicable;

•	The check will be sent to the address of the contract owner requesting the partial withdrawal;

•	A change of address must not have been made within 30 calendar days prior to the partial withdrawal request;

•	The request must not be for a withdrawal that is part of a series of substantially equal periodic payments made for life or your life expectancy or for the joint lives or joint life expectancies of you and your designated beneficiary; and

•	The contract must be a non-qualified contract or IRA contract (excluding deferred compensation plans).

Withdrawal Effective Date.  For written requests, your withdrawal is effective on the business day we receive, at the Annuity Service Center, our partial surrender or surrender form, fully completed, and, if applicable, a “letter of acceptance.” If we receive this item(s) at our Annuity Service Center on a non-business day or after our business day closes, your withdrawal request will be effective on the next business day. For telephone requests, your withdrawal is effective on the business day we receive your call. For calls received after the close of the business day, your withdrawal will be effective on the next business day.

Delivery of Withdrawal Amount.  We will pay any withdrawal amount within 7 days of the withdrawal effective date, unless we are required to suspend or postpone withdrawal payments.

Systematic Withdrawal Program

This program provides for an automatic monthly, quarterly, semi-annual or annual payment to you from your contract of at least $100. Your contract value must be at least $25,000 to initiate the withdrawal plan. Currently, we do not have a charge for this program, but we reserve the right to charge in the future.

You may elect this program in writing or over the telephone. Requests made over the telephone are subject to the rules for requests by telephone described in the Withdrawals section of this prospectus.

Your systematic withdrawal program will begin on the start date you selected as long as we receive your fully completed written request or your request over the telephone at least 5 business days before the start date you selected.

If you elect to receive your payment pursuant to an electronic funds transfer (“EFT”), we must receive a fully completed written request at least 10 business days before the start date you elected.

We may defer the start of your systematic withdrawal program for one month if the start date you selected is less than 5 business days (10 business days for an EFT) after we receive your fully completed written request or request over the telephone. If you do not select a start date, we will automatically begin systematic withdrawals within 5 business days (10 business days for an EFT) after we receive your fully completed written request or request over the telephone. If you are currently participating in a Systematic Withdrawal Program and you want to begin receiving your payments pursuant to an EFT, we will need 10 business days notice to implement this change.

Withdrawals

Your systematic withdrawal program ends:

•	if you withdraw your total contract value;

•	if the next systematic withdrawal will lower your contract value below the minimum contract value we allow following a partial withdrawal, unless your withdrawal is a minimum required distribution;

•	upon payment of the death benefit;

•	if we process the last withdrawal you selected;

•	if your value in a selected fund or The Fixed Account is insufficient to complete the withdrawal;

•	if you begin receiving annuity payments; or

•	if you give us a written request or request over the telephone to terminate your program. We must receive your request at least 5 business days before the next withdrawal date.

Income taxes, tax penalties and certain restrictions may apply to any withdrawal you make.

Expenses

There are charges and other expenses associated with the contracts that reduce the return on your investment in the contract. These charges and expenses are:

Insurance Charges

Each business day we deduct our insurance charges from the assets of the separate account. We do this as part of our calculation of the value of the accumulation units and the annuity units. The insurance charge has two parts: (1) the mortality and expense risk charge and (2) the administrative charge.

Mortality and Expense Risk Charge

This charge is equal, on an annual basis, to 1.25% of the daily value of the assets invested in each fund, after fund expenses are deducted. This charge is for:

•	the mortality risk associated with the insurance benefits provided, including our obligation to make annuity payments after the annuity date regardless of how long all annuitants live, the death benefits, and the guarantee of rates used to determine your annuity payments during the income phase;

•	the expense risk that the current charges will be insufficient to cover the actual cost of administering the contract.

We cannot increase the mortality and expense risk charge. If the current mortality and expense risk charge is not sufficient to cover the mortality and expense risk, we will bear the loss. If the amount of the charge is more than sufficient to cover the mortality and expense risk, we will make a profit on the charge. We may use this profit for any purpose, including the payment of marketing and distribution expenses for the contract.

Subject to state availability, if we issued you a contract on or after September 10, 2001, we will increase your contract value allocated to the funds by 0.15% on each contract anniversary while your contract is in effect. We will calculate this increase based on your contract value allocated to the funds on your contract anniversary. We will credit this increase proportionally to the funds you are invested in as of your contract anniversary.

We pay this credit amount out of the revenues we receive for selling the contracts that are eligible for the credit. We provide this credit amount in lieu of reducing expenses directly. We will not subject this credit to the assessment of a contingent deferred sales charge upon withdrawal.

Administrative Charge

This charge is equal, on an annual basis, to 0.15% of the daily value of the assets invested in each fund, after fund expenses are deducted. We assess this charge, together with the annual contract maintenance charge, to reimburse us for all the expenses associated with the administration of the contract and the separate account. Some of these expenses are: preparation of the contract, confirmations, annual reports and statements, maintenance of contract records, personnel costs, legal and accounting fees, filing fees, and computer and systems costs. We can increase this charge, but the charge will never exceed 0.25%. If we increase this charge, we will give you 90 days prior notice.

Withdrawals/Expenses

Annual Contract Maintenance Charge

At the end of each contract year, we deduct $30 from your contract as an annual contract maintenance charge. We may increase this charge, but it will not exceed $60. If we increase this charge, we will give you 90 days prior notice. Currently, we will not deduct this charge if, when we are to make the deduction, the value of your contract is $50,000 or more. However, we reserve the right to increase the contract value amount at which we will waive this charge to $100,000 as provided by the contract. Subject to state regulations, we will deduct the annual contract maintenance charge proportionately from the investment choices you have selected.

If you make a total withdrawal from your contract, and the contract value is less than $50,000, we will deduct the full annual contract maintenance charge. If your contract enters the income phase on a date other than its contract anniversary and the contract value is less than $50,000, we will deduct a pro rata portion of the charge. During the income phase, we will deduct 1/12th of the annual contract maintenance charge from each payment regardless of the contract value.

Contingent Deferred Sales Charge

We do not deduct a sales charge when we receive a purchase payment. However, we may assess a contingent deferred sales charge on the amount you withdraw that exceeds the free withdrawal amount and the amount you apply to an annuity payment. We use this charge to cover certain expenses relating to the sale of the contract.

If you withdraw:

•	from more than one investment choice, we will deduct the contingent deferred sales charge proportionately from the amounts remaining in the investment choice(s) you selected.

•	the total value from an investment choice, we will deduct the contingent deferred sales charge proportionately from amounts remaining in the investment choices that still have value.

•	your entire contract value, we will deduct the contingent deferred sales charge from the contract value. You will receive a check for the net amount.

The amount of the charge depends on the amount of the purchase payments, the length of time since you made the purchase payments, and the amount of your withdrawal or the amount you apply to an annuity payment. The contingent deferred sales charge is assessed as follows:

Year since Purchase Payment was Accepted	Charge
1st Year	7%
2nd Year	6%
3rd Year	5%
4th Year	4%
5th Year	3%
6th Year	2%
7th Year	1%
8th Year and thereafter	0%

After your purchase payment has been in the contract for 7 years, there is no charge when you withdraw the purchase payment. Each purchase payment has its own 7-year sales charge period. We take withdrawals first from earnings, and then from purchase payments. For purposes of the contingent deferred sales charge, we treat withdrawals as coming from the oldest purchase payments first.

In addition to the free withdrawals described later in this section, we will not impose a contingent deferred sales charge under the following circumstances.

•	Upon payment of the death benefit.

•	Upon payment of a minimum required distribution attributable to this contract that exceeds the free withdrawal amount;

•	If you are 59 1/2 or older, and you apply your entire contract value:

•	under a fixed lifetime payment option;

•	under a fixed annuity, fixed term payment option with payments for 10 years or more;

•	to purchase a single premium immediate life annuity issued by us or one of our affiliates;

•	to purchase a single premium immediate annuity certain, with payments guaranteed for 10 years or more, issued by us or one of our affiliates.

•	If you apply your entire contract value:

•	under a variable lifetime payment option; or

•	under a variable fixed time payment option, with payments for 10 years or more.

Expenses

•	If you surrender your contract before April 30, 2005, and the proceeds of the surrender are used to purchase a new group annuity issued by us. The group annuity may be subject to charges upon surrender.

•	If you redeem “excess contributions” from a plan qualifying for special income tax treatment. These types of plans are referred to as Qualified Plans, including Individual Retirement Annuities (IRAs). We look to the Internal Revenue Code for the definition and description of excess contributions.

•	When the contract is exchanged for another variable annuity contract issued by us or one of our affiliated insurance companies, of the type and class which we determine is eligible for such an exchange. A contingent deferred sales charge may apply to the contract received in the exchange. A reduced contingent deferred sales charge schedule may apply under this contract if another variable annuity contract issued by us or one of our affiliated insurance companies is exchanged for this contract. Exchange programs may not be available in all states. We have the right to modify, suspend or terminate any exchange program any time without prior notification. If you want more information about our current exchange programs, contact your registered representative or us at our Annuity Service Center.

Free Withdrawals

You may withdraw, without incurring a contingent deferred sales charge, the greater of:

•	the part of your contract value that is attributable to positive investment results, if any, on the date of withdrawal; or

•	10% of purchase payments made to your contract as of the date of withdrawal reduced by any free withdrawal(s) you previously took during the current contract year.

We take withdrawals first from any positive investment results, if any, and then from purchase payments. If you withdraw an amount which exceeds the free withdrawal amount, we will reduce the amount of your remaining purchase payments. We will calculate the contingent deferred sales charge based on your oldest purchase payments first.

Premium Taxes

Some states and other governmental entities charge premium taxes or similar taxes. We are responsible for the payment of these taxes and will make a deduction from your contract value for them. Some of these taxes are due when your contract is issued, others are due when annuity payments begin. Currently we do not charge you for these taxes until you begin receiving annuity payments or you make a total withdrawal. We may discontinue this practice and assess the charge when the tax is due. Premium taxes generally range from 0% to 3.5%, depending on the state.

Transfer Fee

During the accumulation phase, you can make 12 free transfers every calendar year. If you make more than 12 transfers a calendar year, we will deduct a transfer fee of $20 or 2% of the amount that is transferred, whichever is less. Any transfers you make as a part of the Dollar Cost Averaging Program, the Interest Sweep Option, the DCA Fixed Accounts or the Automatic Rebalancing Program or by using our automated voice response system or the internet (subject to availability) are not subject to the assessment of a transfer fee, and therefore, do not count toward your 12 free transfers every calendar year.

If you request to transfer a dollar amount, we will deduct any transfer fee from the amount transferred. If you request to transfer a percentage of your value in an investment choice, we will deduct any transfer fee from the amount remaining in the investment choice. If you transfer the entire amount in an investment choice, we will deduct the transfer fee from the amount you transfer.

During the income phase, we allow 6 transfers and they are not subject to a transfer fee. We consider all transfers made on one business day as one transfer.

Income Taxes

We will deduct from the contract any income taxes which we incur because of the operation of the separate account. At the present time, we are not making any such deductions. We will deduct any withholding taxes required by law.

Expenses

Fund Expenses

The Separate Account purchases shares of the funds at net asset value. The net asset value of each fund reflects investment management fees and other expenses already deducted from the assets of the fund. In addition, one or more of the funds available as an investment choice may pay a distribution fee out of the fund’s assets to us called a “12b-1” fee. Any investment in one of the funds with a 12b-1 fee will increase the cost of your investment in this contract. Please refer to the fund prospectuses for more information regarding these expenses.

The Income Phase

If you want to receive regular income from your annuity, you can choose to receive fixed and/or variable annuity payments under one of six options. You can choose the month and year in which those payments begin. We call that date the annuity date. According to your contract, your annuity date cannot be earlier than 5 years after you buy the contract. However, we currently allow you to select an annuity date that is at least 30 days after you purchase your contract.

You choose your annuity date when you purchase your contract. You can change it at any time before the annuity date provided you give us 30 days written notice. If you do not choose an annuity option, we will assume that you selected Option B with 10 years of payments guaranteed.

Annuity payments must begin by the earlier of:

(1)	The annuitant’s 90th birthday or the 90th birthday of the oldest joint annuitant;

(2)	Your 90th birthday if you are not the annuitant or the 90th birthday of the oldest joint owner; or

(3)	The latest date permitted under state law.

We make annuity payments based on the age and sex of the annuitant under all options except Option E. We may require proof of age and sex before annuity payments begin.

At the annuity date, you have the same fund choices that you had in the accumulation phase. You can choose whether payments will be fixed, variable, or a combination of both. If you do not tell us otherwise, we will base your annuity payments on the investment allocations that are in place on the annuity date. Therefore, any amounts in the funds will be applied to a variable payout and any amounts in the Fixed Account will be applied to a fixed payout.

If your contract value is less than $2,000 on the annuity date, we reserve the right to pay you a lump sum rather than a series of annuity payments. If any annuity payment is less than $100, we reserve the right to change the payment basis to equivalent less frequent payments.

In order to avoid adverse tax consequences, you should begin to take distributions no later than the beginning date required by the Internal Revenue Service. Such distributions should be at least equal to the minimum amount required by the Internal Revenue Service or paid through an annuity option that complies with the required minimum distribution rules of Internal Revenue Code Section 401(a)(9). If your contract is an IRA, the required beginning date should be no later than April 1 of the year after you reach age 70 1/2. For qualified plans and TSAs, that date is no later than April 1 of the year following the later of the year you reach age 70 1/2 or the year in which you retire.

Fixed Annuity Payments

If you choose fixed payments, the payment amount will not vary. The payment amount will depend upon the following 6 things:

•	the value of your contract on the annuity date;

•	the deduction of premium taxes, if applicable,

•	the deduction of the annual contract maintenance charge,

•	the deduction of a contingent deferred sales charge, if applicable,

•	the annuity option you select, and

•	the age and sex of the annuitant (and the age and sex of the joint annuitant, if any).

Variable Annuity Payments

If you choose variable payments, the payment amount will vary with the investment

Expenses/The Income Phase

performance of the funds. The first payment amount will depend on the following 7 things:

•	the value of your contract on the annuity date;

•	the deduction of premium taxes, if applicable,

•	the deduction of the annual contract maintenance charge,

•	the deduction of a contingent deferred sales charge, if applicable,

•	the annuity option you select,

•	the age and sex of the annuitant (and the age and sex of the joint annuitant, if any), and

•	an assumed investment rate (AIR) of 4% per year.

Future variable payments will depend on the performance of the funds you selected. If the actual performance exceeds the 4% assumed investment rate plus the deductions for expenses, your annuity payments will increase. Similarly, if the actual rate is less than 4% plus the amount of the deductions, your annuity payments will decrease.

Annuity Unit Value

In order to keep track of the value of your variable annuity payment, we use a unit of measure called an annuity unit. We calculate the number of your annuity units at the beginning of the income phase. During the income phase, the number of annuity units will not change. However, the value of your annuity units will change to reflect the investment performance of the funds you selected. The Statement of Additional Information contains more information on how annuity payments and annuity unit values are calculated.

Annuity Options

The following annuity options are available. After annuity payments begin, you cannot change the annuity option or the frequency of annuity payments. In addition, during the income phase we do not allow withdrawals.

Annuity Option A – Life Income.  Under this option we make fixed and/or variable periodic payments as long as the annuitant is alive. After the annuitant dies we stop making payments.

Annuity Option B – Life Income with Period Certain.  We will make fixed and/or variable periodic payments for a guaranteed period, or as long as the annuitant lives, whichever is longer. The guaranteed period may be 5, 10 or 20 years. If the beneficiary chooses, he/she may elect a lump sum payment equal to the present value of the remaining guaranteed annuity payments.

Annuity Option C – Joint and Last Survivor Payments.  We will make fixed and/or variable periodic payments during the joint lifetime of 2 annuitants. When one dies, we will continue making these payments to the survivor as if both annuitants were alive. We will not make payments after both annuitants have died.

Annuity Option D – Joint and 2/3 Survivor Annuity.  We will make fixed and/or variable periodic payments during the joint lifetime of 2 annuitants. We will continue making payments during the lifetime of the surviving annuitant. We will compute these payments for the surviving annuitant on the basis of two-thirds of the annuity payment (or units) in effect during the joint lifetime. We will not make payments after both annuitants have died.

Annuity Option E – Period Certain.  We will make fixed and/or variable periodic payments for a specified period. The specified period must be at least 5 years and cannot be more than 30 years. If you would like to receive all or part of the present value of the payments under this annuity option at any time, you may elect to receive it in a lump sum or have it applied to another annuity option. If you so elect, your future income payments will be reduced accordingly.

Annuity Option F – Special Income Settlement Agreement.  We will pay you on a fixed and/or variable basis in accordance with terms agreed upon in writing by both you and us. If we agree to pay you a variable annuity payment for a specified period of time under this annuity option and you would like to receive all or part of the present value of the periodic payments at any time, you may elect to receive it in a lump sum or have it applied to another annuity option. If you so elect, your future income payments will be reduced accordingly.

Limitation on Payment Options.  If you purchased this as a tax-qualified contract, the Internal Revenue Code may impose restrictions on the types of payment options that you may elect.

The Income Phase

Death Benefit

Death Of Contract Owner During The Accumulation Phase

If you or the joint owner dies during the accumulation phase, we will pay a death benefit to your primary beneficiary. If the joint owner dies, we will treat the surviving joint owner, if any, as the primary beneficiary. We will treat any other beneficiary designation on record at the time of death as a contingent beneficiary unless you have changed it in writing.

Your beneficiary may request that the death benefit be paid under one of the death benefit options. If the beneficiary is your spouse, he or she may elect to become the owner of the contract at the then current contract value, which may be less than the death benefit. If joint owners die simultaneously, the death benefit will become payable.

Death Benefit Amount During The Accumulation Phase

The basic death benefit is the only death benefit available to owners of contracts purchased prior to May 1, 2000. Subject to state availability, if you purchased your contract on or after May 1, 2000, you may select the ratchet death benefit. However, if you are age 80 or over when we issue your contract, the ratchet death benefit is not available.

If you select the ratchet death benefit, you will pay an additional charge. We will automatically pay a death benefit under the basic death benefit unless you have selected the ratchet death benefit.

Impact of Withdrawals on

the Death Benefit Amount

When calculating the death benefit amount payable from your contract, we reflect each withdrawal of contract value as a deduction. Generally, the deduction equals the dollar amount of each withdrawal. We use the phrase “less any” to describe this treatment of withdrawals within our formulas. In some cases, we reflect each withdrawal of contract value as a percentage of the contract value withdrawn. We use the percentage of contract value withdrawn to lower the death benefit by the same percentage. We use the phrase “adjusted for any” to describe this treatment of withdrawals within our formulas.

Basic Death Benefit.  The basic death benefit before you or the oldest joint owner reaches age 75 will be the greater of:

(1)	your purchase payments, less* any withdrawals and any applicable charges; or

(2)	your contract value as of the business day we receive proof of death and election of the payment method; or

(3)	your contract value on the most recent 3 year contract anniversary, plus any subsequent purchase payments, less* any subsequent withdrawals, including any applicable charges. Your first contract anniversary is one calendar year from the date we issued your contract.

* (For contracts issued on or after October 1, 2003, subject to state approval and implementation, the word “less” is replaced with “adjusted for”.)

After you or the oldest joint owner reaches age 75, the death benefit during the accumulation period will be the greater of:

Death Benefit

(1)	the purchase payments, less* any withdrawals and any applicable charges; or

(2)	your contract value as of the business day we receive proof of death and election of the payment method; or

(3)	your contract value on the most recent 3 year contract anniversary prior to the owner or the oldest joint owner reaching age 75, plus any subsequent purchase payments, less* any subsequent withdrawals, including any applicable charges. Your first contract anniversary is one calendar year from the date we issued your contract.

* (For contracts issued on or after October 1, 2003, subject to state approval and implementation, the word “less” is replaced with “adjusted for”.)

If the contract is owned by a non-natural person, owner means annuitant for purposes of determining the death benefit amount.

Ratchet Death Benefit.  If you choose the ratchet death benefit, the death benefit will be the greater of:

(1)	your contract value as of the business day we receive proof of death at our Annuity Service Center and election of the payment method; or

(2)	the annual ratchet death benefit amount.

We calculate the annual ratchet death benefit amount as follows:

When we issue your contract, the annual ratchet death benefit is equal to your initial purchase payment. Thereafter, and prior to the date you, or the oldest joint owner or the annuitant if the contract is owned by a non-natural entity reaches age 80, we will calculate the ratchet death benefit:

•	when you make a purchase payment;

•	when you make a partial withdrawal; and

•	on your contract anniversary.

You will increase your ratchet death benefit if you make a purchase payment. If you make a subsequent purchase payment, the annual ratchet death benefit is equal to the most recently calculated annual ratchet death benefit plus the additional purchase payment.

You will decrease your ratchet death benefit if you make a partial withdrawal. If you make a withdrawal, the annual ratchet death benefit is equal to the most recently calculated annual ratchet death benefit, minus a withdrawal amount. We calculate the withdrawal amount as follows:

a)	divide the amount withdrawn by the most recent contract value, and

b)	multiply it by the most recent annual ratchet death benefit.

On your contract anniversary, the annual ratchet death benefit is equal to the greater of your contract value or the most recently calculated annual ratchet death benefit.

If you do not make any additional purchase payments or any withdrawals, the annual ratchet death benefit will be the greater of all contract anniversary contract values on or prior to the date we calculate the death benefit.

When you, or the oldest joint owner, or the annuitant if the contract is owned by a non-natural entity, reaches age 80, the death benefit is the greater of:

(1)	your contract value as of the business day we receive proof of death at our Annuity Service Center and election of the payment method; or

(2)	the annual ratchet death benefit amount calculated on the contract anniversary just prior to age 80, and adjusted for subsequent purchase payments and/or partial withdrawals in the same manner as described under (a) and (b) above.

We will deduct a quarterly charge for the ratchet death benefit from the value of the assets in the investment choices. This charge is currently 0.15% on an annual basis of the daily value of the assets invested in the investment choices. We will deduct this charge proportionately from the investment choices you have selected. This charge is guaranteed not to exceed 0.35% if you were age 60 or less when we issued your contract; 0.50% if you were age 61 through age 70 when we issued your contract; or 0.70% if you were age 71 and older when we issued your contract.

Death Benefit Options During The Accumulation Phase

A beneficiary who is not your surviving spouse must elect to receive the death benefit under one of the following options, in the event you die during the accumulation phase.

Death Benefit

Option 1 – lump sum payment of the death benefit; or

Option 2 – the payment of the entire death benefit within 5 years of the date of death; or

Option 3 – payment of the death benefit under an annuity option over the lifetime of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary with distribution beginning within 1 year of the date of your death or any joint owner.

If a lump sum payment is requested, we will pay the amount within 7 days after we receive due proof of death and other necessary information at our Annuity Service Center unless we are required to suspend or delay payment. Payment to the beneficiary, in any form other than a lump sum, may only be elected during the 60-day period beginning with the date of receipt by us of proof of death.

The availability of certain death benefit options may be limited for tax-qualified contracts in order to comply with the required minimum distribution rules.

Death Of Contract Owner During The Income Phase

If you or the joint owner dies during the income phase, but the annuitant is still alive, we will pay the remaining payments under the annuity option elected at least as rapidly as under the method of distribution in effect at the time of your death.

Death Of Annuitant

If the annuitant, who is not the owner or joint owner, dies during the accumulation phase, you can name a new annuitant subject to the underwriting rules we have in effect at the time. If you do not name an annuitant within 30 days of the death of the annuitant, you will become the annuitant. However, if the owner is a non-natural person we will treat the death of the annuitant as the death of the owner, and you may not name a new annuitant.

Upon the death of the annuitant on or after the annuity date, the death benefit, if any, is as specified in the annuity option elected. We will pay death benefits at least as rapidly as under the method of distribution in effect at the annuitant’s death.

Taxes

NOTE:  We have prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. We have included in the Statement of Additional Information an additional discussion regarding taxes.

Annuity Contracts In General

Annuity contracts are a means of setting aside money for future needs – usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

Simply stated, these rules provide that you will generally not be taxed on the earnings on the money held in your annuity contract until you take the money out. This is referred to as tax deferral.

For variable annuity contracts, tax deferral depends on the insurance company, and not you, having control of the assets held in the separate account. You can allocate account value from one fund of the separate account to another but cannot direct the investments each fund makes. If you have too much “investor control” of the assets supporting the separate account funds, then you will be taxed on the gain in the contract as it is earned rather than when it is withdrawn.

The Internal Revenue Service (IRS) has provided some guidance on investor control but several issues remain unclear. One unanswered question is whether a contract owner can have too much investor control if the variable contract offers a large choice of funds in which to invest account values.

We do not know if the IRS will issue any guidance on this question. We do not know if any guidance

Death Benefit/Taxes

would have a retroactive effect. Consequently, we reserve the right to modify the contract, as necessary, so that you will not be treated as having investor control of the assets held under the separate account.

There are different rules as to how you are taxed depending on how you take the money out and the type of contract – qualified or non-qualified (see following sections).

You, as the owner of a non-qualified annuity, will generally not be taxed on increases in the value of your contract until a distribution occurs – either as a withdrawal or as annuity payments. When you make a withdrawal, you are taxed on the amount of the withdrawal that is earnings. For annuity payments, different rules apply. A portion of each annuity payment is treated as a partial return of your purchase payments and is not taxed. The remaining portion of the annuity payment is treated as ordinary income. How the annuity payment is divided between taxable and non-taxable portions depends upon the period over which the annuity payments are expected to be made. Annuity payments received after you have recovered all of your purchase payments are fully includible in income.

When a non-qualified contract is owned by a non-natural person (e.g., corporation or certain other entities other than a trust holding the contract as an agent for a natural person), the contract will generally not be treated as an annuity for tax purposes.

On June 7, 2001, President Bush signed into law the “Economic Growth and Tax Relief Reconciliation Act of 2001” (“EGTRRA”). Some of EGTRRA’s provisions include increased contribution limits for tax-qualified retirement plans, catch-up contribution limits for eligible participants and enhanced rollover opportunities. It is important to note that some states do not automatically conform their state income tax codes to reflect changes to the federal income tax code. Consequently, these states will not follow the provisions enacted by EGTRRA until they conform their income tax codes to the federal code. This nonconformity may result in state income tax consequences to participants of qualified retirement arrangements. Accordingly, participants of qualified retirement arrangements are urged to seek the advice of their independent tax counsel to determine whether any adverse state income tax consequences would result from their compliance with EGTRRA’s provisions.

Qualified And Non-Qualified Contracts

If you purchase the contract as an individual and not under any tax-qualified retirement plan, specially sponsored program or an individual retirement annuity, your contract is referred to as a non-qualified contract.

If you purchase the contract under a tax-qualified retirement plan, specially sponsored program, or an individual retirement annuity (IRA), your contract is referred to as a qualified contract. Examples of tax-qualified plans are: deductible and non-deductible IRAs, Tax Sheltered Annuities (TSAs), and pension and profit-sharing plans, which include 401(k) plans and H.R. 10 Plans.

Withdrawals – Non-Qualified Contracts

The Code generally treats any withdrawals (1) allocable to purchase payments made after August 13, 1982 in an annuity contract entered into prior to August 14, 1982 and (2) from an annuity contract entered into after August 13, 1982, as first coming from earnings and then from your purchase payments. The withdrawn earnings are includible in income.

The Code also provides that any amount received under an annuity contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

(1)	paid on or after you reach age 59 1/2;

(2)	paid to your beneficiary after you die;

(3)	paid if you become totally disabled (as that term is defined in the Code);

(4)	paid in a series of substantially equal periodic payments made annually (or more frequently) for life or your life expectancy or for the joint lives or joint life expectancies of you and your designated beneficiary;

(5)	paid under an immediate annuity; or

(6)	which come from purchase payments made before August 14, 1982.

Taxes

Withdrawals – Qualified Contracts

If you have no cost basis for your interest in a qualified contract, the full amount of any distribution is taxable to you as ordinary income. If you do have a cost basis for your interest, a portion of the distribution is taxable, generally based on the ratio of your cost basis to your total contract value. Special tax rules may be available for certain distributions from a qualified contract.

Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from tax-qualified retirement plans, including contracts issued and qualified under Code Sections 401 (Pension and Profit-Sharing Plans), 403 (Tax-Sheltered Annuities), 408 (Individual Retirement Annuities – IRAs), and 408A (Roth IRAs). Exceptions from the penalty tax are as follows:

•	distributions made on or after you reach age 59 1/2;

•	distributions made after your death or disability (as defined in Code Section 72(m)(7));

•	after severance from employment, distributions that are part of a series of substantially equal periodic payments made not less frequently than annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary (in applying this exception to distributions from IRAs, a severance from employment is not required);

•	distributions made after severance from employment if you have reached age 55 (not applicable to distributions from IRAs);

•	distributions made to you up to the amount allowable as a deduction to you under Code Section 213 for amounts you paid during the taxable year for medical care;

•	distributions made on account of an IRS levy made on a tax-qualified retirement plan or IRA;

•	distributions made to an alternate payee pursuant to a qualified domestic relations order (not applicable to distributions from IRAs);

•	distributions from an IRA for the purchase of medical insurance (as described in Code Section 213(d)(1)(D)) for you and your spouse and dependents if you received unemployment compensation for at least 12 weeks and have not been re-employed for at least 60 days;

•	distributions from an IRA to the extent they do not exceed your qualified higher education expenses (as defined in Code Section 72(t)(7)) for the taxable year; and

•	distributions from an IRA which are qualified first-time home buyer distributions (as defined in Code Section 72(t)(8)).

Generally, distributions from a tax-qualified retirement plan must begin no later than April 1st of the calendar year following the later of (a) the year in which you attain age 70 1/2 or (b) the calendar year in which you retire. The date set forth in (b) does not apply to an IRA. Required distributions do not apply to a Roth IRA during your lifetime. Required distributions generally must be over a period not exceeding your life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary. Under the 2002 Final and Temporary Regulations issued under Code Section 401(a)(9), required distributions may be made over joint lives or joint life expectancies if your designated beneficiary is your spouse who is more than 10 years younger than you. If required minimum distributions are not made, a 50% penalty tax is imposed on the amount that should have been distributed.

The 2002 Final and Temporary Regulations issued under Code section 401(a)(9) included a provision that could increase the amount of required minimum distributions for certain individuals. Temporary Regulation section 1.401(a)(9)-6T, Q&A-12, requires that when calculating an individual’s account balance for required minimum distribution purposes, the balance must include the actuarial value of any other benefits that will be provided under the annuity contract. The IRS provided relief from this provision in Notice 2003-2 and indicated that such relief will continue to be available at least through the end of the calendar year in which final regulations are issued. It is unclear at this time how any final regulations would impact this issue.

Taxes

Withdrawals – Tax-Sheltered Annuities

Pursuant to Revenue Ruling 90-24, we will allow partial or full transfers of an owner’s interest in a non-ERISA Tax-Sheltered Annuity (TSA) to this contract as long as the originating TSA is not issued by us or one of our affiliates. However, this contract cannot be used for salary reduction contributions. You cannot take a loan under this contract.

The Code limits the withdrawal of salary reduction amounts from certain TSAs. Withdrawals of salary reduction amounts and their earnings can only be made when an owner:

(1)	reaches age 59 1/2;

(2)	has a severance from employment;

(3)	dies;

(4)	becomes disabled, as that term is defined in the Code; or

(5)	in the case of hardship.

In the case of hardship, the owner can only withdraw the purchase payments and not any earnings. The owner would be responsible for suspending salary reduction contributions to any other TSA contract for a six-month period following the date of a hardship distribution.

Contract value as of December 31, 1988 and contract amounts attributable to service with a former employer are not subject to these withdrawal restrictions. Additionally, return of “excess contributions” or amounts paid to a spouse as a result of a qualified domestic relations order are generally not subject to these restrictions.

Withdrawals – 457(b) Deferred Compensation Plan

Amounts may not be paid to a participant of a 457(b) deferred compensation plan prior to the participant’s:

•	attainment of age 70 1/2;

•	severance from employment;

•	incurring an unforseeable emergency; or

•	compliance with a qualified domestic relations order (QDRO).

In certain circumstances, amounts may also be distributed upon termination of the deferred compensation plan or if the contract contains $5,000 or less, as provided by the plan.

Non-Resident Aliens

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed. A “non-resident alien” is a person who is neither a US citizen nor resident in the US. We are required to withhold this tax and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must claim the treaty benefit on a Form W8-BEN, providing us with: (1) proof of residency (in accordance with Internal Revenue Service requirements); and (2) an US individual taxpayer identification number. If the non-resident alien does not meet the above conditions, we will withhold 30% of income from the distribution.

Taxes

Other Information

Terminal Illness Benefit

In most states, you may elect to receive payment under your Terminal Illness Benefit. We will require written proof that you are terminally ill and not expected to live more than 12 months. This proof will include certification by a licensed medical practitioner performing within the scope of his/her license. You may not be the licensed medical practitioner, nor can the medical practitioner be your parent, spouse or child. We may also impose additional requirements.

We will determine the amount of payment when we receive your written request. The Terminal Illness Benefit will equal the death benefit we would pay out on your contract. Payment of the Terminal Illness Benefit will terminate the contract. If joint owners are named, we will use the age of the oldest to determine the Terminal Illness Benefit. If the contract is owned by a non-natural person, the Terminal Illness Benefit applies to the annuitant.

Performance

We may advertise certain performance-related information. This information reflects historical performance and is not intended to indicate or predict the future performance.

Standardized Total Returns

We will show standardized average annual total returns for sub-accounts that have been in existence for more than one year. These returns assume you made a single $1,000 payment at the beginning of the period and withdrew the entire amount at the end of the period. The return reflects a deduction for the contingent deferred sales charge, the annual contract maintenance charge and all other separate account and contract level charges, except premium taxes, if any.

If a sub-account has been in existence for less than one year, we will show the aggregate total return. This assumes you made a single $1,000 payment at the beginning of the period and withdrew the entire amount at the end of the period. The return reflects the change in unit value and a deduction of the contingent deferred sales charge.

Nonstandard Total Returns

We will also show total returns based on historical performance of the sub-accounts and underlying funds. We may assume the contracts were in existence prior to their inception date, January 23, 1996, which they were not. Total return percentages include all fund level expenses, total separate account expenses and all contract level charges. The returns do not include premium taxes, if any. If premium taxes were included, returns would be less than those shown.

We may also calculate total return percentages which include all fund expenses and total separate account expenses. The total return percentages will not include the contingent deferred sales charge, annual maintenance charge, or premium taxes, if any. If these charges were included, returns would be less than those shown.

Total Returns compare the value of an accumulation unit at the beginning of a period with the value of an accumulation unit at the end of the period.

Average Annual Total Returns measure performance over a period of time greater than one year. Average annual total returns compare values over a given period of time and express the percentage as an average annual rate.

Yield and Effective Yield

We may also show yield and effective yield for the Oppenheimer Money Fund/VA over a seven-day period, which we then “annualize”. This means that when we calculate yield, we assume that the amount of money the investment earns for the week is earned each week over a 52-week period. We show this as a percentage of the investment. We calculate the effective yield similarly, but when we annualize the amount, we assume the income earned is re-invested. Therefore, the effective yield may be slightly higher than the yield because of the compounding effect.

Related Performance

Some of the funds available to you are similar to mutual funds offered in the retail marketplace. These funds generally have the same investment

Other Information

objectives, policies and portfolio managers as the retail mutual funds and usually were formed after the retail mutual funds. While these funds generally have identical investment objectives, policies and portfolio managers, they are separate and distinct from retail mutual funds. In fact, performance of these funds may be dramatically different from the performance of the retail mutual funds. This is due to differences in the funds’ sizes, dates shares of stocks are purchased and sold, cash flows and expenses. You should remember that retail mutual fund performance is not the performance of the funds available in this contract and is not an indication of future performance of these funds.

Distribution

MML Distributors, LLC (MML Distributors) serves as principal underwriter for the contract. The purpose of the underwriter is to distribute the contract. MML Distributors is an indirect wholly-owned subsidiary of MassMutual. MML Distributors is located at 1414 Main Street, Springfield, Massachusetts 01144-1013.

We will pay commissions to broker-dealers who sell the contract. Currently, we pay an amount up to 7% of purchase payments. We also may pay a commission that is a combination of purchase payments and contract value. These alternatives could exceed 7%.

Broker-dealer firms may receive separate compensation or reimbursement from us or MML Distributors for, among other things, training of sales personnel, marketing or other services they provide to us or our affiliates. In addition, we or MML Distributors may enter into special compensation arrangements with certain broker-dealer firms based on aggregate or anticipated sales of the contract or other criteria. These special compensation arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Any such compensation payable to a broker-dealer firm will be paid by MML Distributors or us out of our or MML Distributor’s assets and will not result in any additional direct charge to you.

Special Arrangement

For certain group or sponsored arrangements there may be expense savings that could be passed on to the customer because our cost for sales, administration, and mortality generally vary with the size of the customer. We will consider factors such as the size of the group, the nature of the sale, the expected purchase payment volume, and other factors we consider significant in determining whether to reduce charges. Subject to applicable state laws and regulations, we reserve the right to reduce the mortality and expense risk charge, the administrative charge, the annual contract maintenance charge or any other charge that is appropriate to reflect any expense savings. We will make any reductions according to our rules in effect when an application for a contract is approved. We may change these rules from time to time. Any reduction in charges will reflect differences in costs or services, and will not be unfairly discriminatory.

We reserve the right to modify or terminate this arrangement.

Electronic Transmission Of Application Information

Upon agreement with a limited number of broker-dealers, we will accept electronic data transmissions of application information. Our Annuity Service Center will accept this information at the time the initial purchase payment is transmitted by wire. We will not allow you to exercise any ownership rights in the contract until you have signed and returned to us one of the following: an application, a delivery receipt, or what we consider to be their equivalent. Please contact your registered representative for more information.

Assignment

You can assign the contract at any time during your lifetime. We will not be bound by the assignment until we receive written notice of the assignment. We will not be liable for any payment or other action we take in accordance with the contract before we receive notice of the assignment. You may be subject to tax consequences if you assign your contract.

If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract. If you assign your contract, your rights may only be exercised with the consent of the assignee of record. We require

Other Information

consent of any irrevocable beneficiary before we assign proceeds.

Replacement of Life Insurance or Annuities

A “replacement” occurs when a new policy or contract is purchased and, in connection with the sale, an existing policy or contract is surrendered, lapsed, forfeited, assigned to the replacing insurer, otherwise terminated, or used in a financial purchase. A “financial purchase” occurs when the purchase of a new life insurance policy or annuity contract involves the use of funds obtained from the values of an existing life insurance policy or annuity contract through withdrawal, surrender or loan.

There are circumstances in which replacing your existing life insurance policy or annuity contract can benefit you. As a general rule, however, replacement is not in your best interest. Accordingly, you should make a careful comparison of the costs and benefits of your existing policy or contract and the proposed policy or contract to determine whether replacement is in your best interest.

Suitability

According to federal securities law, a registered representative is required to recommend a security only when he/she believes that the security is suitable for the customer. The registered representative must have reasonable grounds for believing that the recommendation is suitable for such customer based upon the facts disclosed by the customer as to his/her other security holdings and his/her financial situation and needs.

Please note that we and our affiliates offer a variety of annuity contracts. Each contract is designed to satisfy a customer’s need for a long- term retirement product. Please ask your registered representative for more information about the annuity contracts we issue to determine if one of them is a suitable investment for you based upon your needs and financial situation.

Voting Rights

We are the legal owner of the fund shares. However, when a fund solicits proxies in conjunction with a vote of shareholders, it is required to obtain from you and other owners, instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares, for which we have not received voting instructions, in proportion to those instructions. This will also include any shares that we own on our own behalf. If we determine that we are no longer required to comply with the above, we will vote the shares in our own right.

During the accumulation phase of your contract and while the annuitant is living, we determine the number of shares you may vote by dividing your contract value in each fund, if any, by $100. Fractional shares are counted. During the income phase or after the annuitant dies, we determine the number of shares you may vote based on our liability for future variable monthly annuity payments.

Reservation Of Rights

We reserve the right to:

•	substitute another fund for one of the funds you selected and

•	add or eliminate sub-accounts.

If we exercise any of these rights, we will receive prior approval from the Securities and Exchange Commission, if necessary. We will also give you notice of our intent to exercise any of these rights.

Suspension Of Payments Or Transfers

We may be required to suspend or postpone payments for withdrawals or transfers from the funds for any period when:

•	the New York Stock Exchange is closed (other than customary weekend and holiday closings); or

•	trading on the New York Stock Exchange is restricted;

•	an emergency exists as a result of which disposal of shares of the funds is not reasonably practicable or we cannot reasonably value the shares of the funds;

•	during any other period when the Securities and Exchange Commission, by order, so permits for your protection.

Other Information

We reserve the right to defer payment for a withdrawal from The Fixed Account for the period permitted by law but not for more than six months.

Legal Proceedings

We are involved in litigation arising in and out of the normal course of business which seeks both compensatory and punitive damages. While we are not aware of any actions or allegations that should reasonably give rise to any material adverse impact, the outcome of litigation cannot be foreseen with certainty. It is the opinion of management, after consultation with legal counsel, that the ultimate resolution of these matters will not materially impact our financial position, results of operations, or liquidity.

Financial Statements

We have included our company statutory financial statements and those of the separate account in the Statement of Additional Information.

Additional Information

For further information about the contract, you may obtain a Statement of Additional Information. You can call the telephone number indicated on the cover page or you can write to us. For your convenience we have included a form for that purpose.

The Table of Contents of this statement is as follows:

1.	Company

2.	Custodian

3.	Assignment of Contract

4.	Distribution

5.	Purchase of Securities Being Offered

6.	Accumulation Units and Unit Value

7.	Transfers During the Income Phase

8.	Payment of Death Benefit

9.	Annuity Payments

10.	Federal Tax Matters

11.	Experts

12.	Financial Statements

Other Information

To:	MassMutual Financial Group

Annuity Service Center HUB

P.O. Box 9067

Springfield, MA 01102-9067

Please send me a Statement of Additional Information for C.M. Life’s Panorama Premier.

Name

Address

City	State	Zip

Telephone

Appendix A

Condensed Financial Information

The following schedules include accumulation unit values for the periods indicated. We have extracted this data from the separate account’s audited financial statements. You should read this information in conjunction with the separate account’s audited financial statements and related notes that are included in the Statement of Additional Information.

Accumulation Unit Values

Sub-Account	Dec. 31, 2003	Dec. 31, 2002	Dec. 31, 2001	Dec. 31, 2000	Dec. 31, 1999	Dec. 31, 1998	Dec. 31, 1997	Dec. 31, 1996	Value at Inception Date
Oppenheimer Money	$12.31	$12.38	$12.37	$12.08	$11.54	$11.15	$10.74	$10.34	$10.00(a)
Oppenheimer Bond	14.34	13.62	12.66	11.91	11.39	11.73	11.13	10.33	10.00(a)
Panorama Total Return	11.97	10.03	11.89	12.95	13.47	13.88	12.69	10.83	10.00(a)
Panorama Growth	11.28	9.02	11.29	12.81	14.87	15.67	14.66	11.76	10.00(a)
Oppenheimer International Growth	14.40	9.73	13.80	18.49	20.70	13.96	11.86	11.12	10.00(a)
Fidelity VIP Contrafund®	13.93	10.99	12.30	14.21	15.44	12.60	N/A	N/A	10.00(b)
American Century VP Income & Growth	11.68	9.16	11.52	12.74	14.46	12.42	N/A	N/A	10.00(b)
T. Rowe Price Mid-Cap Growth(g)	17.50	12.82	16.51	16.90	15.96	13.08	N/A	N/A	10.00(b)
MML Small Cap Equity	14.00	10.82	12.44	12.21	10.89	11.16	N/A	N/A	10.00(b)
MML Equity	7.53	5.99	7.55	8.98	8.85	N/A	N/A	N/A	10.00(c)
MML Blend	8.72	7.45	8.53	9.18	9.31	N/A	N/A	N/A	10.00(c)
MML Equity Index	8.05	6.37	8.34	9.64	10.81	N/A	N/A	N/A	10.00(c)
MML Small Cap Growth Equity	12.84	8.76	11.99	13.94	16.41	N/A	N/A	N/A	10.00(c)
MML Growth Equity	7.56	6.24	8.76	11.88	12.88	N/A	N/A	N/A	10.00(d)
Oppenheimer High Income	11.31	9.26	9.62	9.56	10.08	N/A	N/A	N/A	10.00(d)
Oppenheimer Aggressive Growth	7.57	6.11	8.58	12.66	14.47	N/A	N/A	N/A	10.00(d)
Oppenheimer Capital Appreciation	9.98	7.73	10.71	12.43	12.63	N/A	N/A	N/A	10.00(d)
Oppenheimer Global Securities	13.21	9.37	12.20	14.07	13.57	N/A	N/A	N/A	10.00(d)
Oppenheimer Strategic Bond	13.28	11.40	10.76	10.41	10.28	N/A	N/A	N/A	10.00(d)
Oppenheimer Main Street	8.57	6.86	8.57	9.67	10.75	N/A	N/A	N/A	10.00(d)
American Century VP Value	12.96	10.19	11.83	10.63	9.13	N/A	N/A	N/A	10.00(d)
Fidelity VIP Growth	7.65	5.84	8.49	10.46	11.93	N/A	N/A	N/A	10.00(d)
Fidelity VIP Growth Opportunities	6.90	5.40	7.01	8.31	10.18	N/A	N/A	N/A	10.00(d)
MFS® Investors Trust	8.04	6.67	8.56	10.33	10.49	N/A	N/A	N/A	10.00(d)
Janus Aspen Worldwide Growth	8.22	6.72	9.15	11.96	14.38	N/A	N/A	N/A	10.00(d)
Janus Aspen Capital Appreciation	8.63	7.26	8.73	11.31	14.02	N/A	N/A	N/A	10.00(d)
Templeton Foreign Securities	9.20	7.05	8.78	10.60	11.01	N/A	N/A	N/A	10.00(d)
Scudder VIT Small Cap Index	12.58	8.71	11.12	11.05	11.66	N/A	N/A	N/A	10.00(d)
Calvert Social Balanced	8.94	7.60	8.77	9.56	N/A	N/A	N/A	N/A	10.00(e)
Scudder VIT EAFE® Equity Index	6.61	5.03	6.50	8.75	N/A	N/A	N/A	N/A	10.00(e)
INVESCO VIF – Financial Services	11.94	9.35	11.14	12.53	N/A	N/A	N/A	N/A	10.00(e)
INVESCO VIF – Health Sciences	10.21	8.10	10.88	12.62	N/A	N/A	N/A	N/A	10.00(e)
INVESCO VIF – Technology	2.69	1.88	3.58	6.70	N/A	N/A	N/A	N/A	10.00(e)
Janus Aspen Balanced	9.39	8.35	9.05	9.62	N/A	N/A	N/A	N/A	10.00(e)
MML Emerging Growth	4.89	3.40	6.00	7.28	N/A	N/A	N/A	N/A	10.00(e)
MML Large Cap Value	9.08	7.11	8.61	9.82	N/A	N/A	N/A	N/A	10.00(e)
MML OTC 100	3.60	2.46	3.99	6.05	N/A	N/A	N/A	N/A	10.00(e)
Oppenheimer Balanced(i)	10.92	8.87	10.03	9.96	N/A	N/A	N/A	N/A	10.00(e)
MML Enhanced Index Core Equity	8.87	7.08	9.17	N/A	N/A	N/A	N/A	N/A	10.00(f)
MML Small Company Opportunities	13.99	9.97	10.80	N/A	N/A	N/A	N/A	N/A	10.00(f)
American Funds® Asset Allocation	11.59	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.00(h)
American Funds® Growth-Income	12.53	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.00(h)
Franklin Small Cap Value Securities	13.21	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.00(h)
MFS® New Discovery	12.77	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.00(h)
MML Inflation-Protected Bond	10.37	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.00(h)
T. Rowe Price Blue Chip Growth	11.97	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.00(h)
T. Rowe Price Equity Income	12.18	N/A	N/A	N/A	N/A	N/A	N/A	N/A	10.00(h)

(a) Commencement of public offering was January 23, 1996.

(b) Commencement of public offering was September 1, 1998.

(c) Commencement of public offering was May 1, 1999.

(d) Commencement of public offering was September 1, 1999.

(e) Commencement of public offering was May 1, 2000.

(f) Commencement of public offering was May 1, 2001.

(g) Unavailable in contracts issued on or after May 1, 2004.

(h) Commencement of public offering was May 1, 2003.

(i) Prior to May 1, 2004, this Sub-Account was called Oppenheimer Multiple Strategies Sub-Account.

Appendix A

A-1

Accumulation Units Outstanding

Sub-Account	Dec. 31, 2003	Dec. 31, 2002	Dec. 31, 2001	Dec. 31, 2000	Dec. 31, 1999	Dec. 31, 1998	Dec. 31, 1997	Dec. 31, 1996
Oppenheimer Money(a)	5,122,478	8,501,500	7,261,355	3,854,135	2,883,954	2,167,370	1,270,662	526,970
Oppenheimer Bond(a)	9,246,445	10,273,785	7,288,456	4,646,002	3,191,803	1,610,177	577,928	245,238
Panorama Total Return(a)	3,977,093	4,563,820	5,323,525	6,180,156	8,072,959	7,175,242	3,710,237	1,416,956
Panorama Growth(a)	2,972,623	3,314,859	3,654,455	4,110,616	6,063,225	7,066,702	3,900,882	1,258,381
Oppenheimer International Growth(a)	2,591,797	2,750,008	2,954,814	3,109,442	2,436,619	1,866,209	1,128,689	320,578
Fidelity VIP Contrafund® (b)	9,133,624	9,579,270	9,975,086	10,146,607	5,822,234	539,768	N/A	N/A
American Century VP Income & Growth(b)	8,171,398	8,955,458	9,614,674	9,703,996	5,721,214	695,584	N/A	N/A
T. Rowe Price Mid-Cap Growth(b), (g)	6,850,538	6,957,988	6,807,471	6,364,383	2,674,794	279,360	N/A	N/A
MML Small Cap Equity(b)	2,177,532	2,265,815	1,947,777	1,415,066	716,539	167,833	N/A	N/A
MML Equity(c)	6,180,730	6,417,174	6,763,845	6,005,920	2,641,172	N/A	N/A	N/A
MML Blend(c)	6,851,539	7,234,095	7,791,658	8,137,139	3,795,596	N/A	N/A	N/A
MML Equity Index(c)	4,733,893	5,006,830	5,810,086	5,561,970	2,224,729	N/A	N/A	N/A
MML Small Cap Growth Equity(c)	1,594,015	1,543,123	1,563,995	1,417,644	339,922	N/A	N/A	N/A
MML Growth Equity(c)	1,132,579	1,215,179	1,265,805	1,128,566	428,365	N/A	N/A	N/A
Oppenheimer High Income(d)	4,318,460	4,008,387	3,372,347	2,263,930	267,508	N/A	N/A	N/A
Oppenheimer Aggressive Growth(d)	6,405,091	7,159,684	8,208,062	7,849,349	724,372	N/A	N/A	N/A
Oppenheimer Capital Appreciation(d)	8,665,346	8,688,551	7,917,450	5,887,749	613,859	N/A	N/A	N/A
Oppenheimer Global Securities(d)	7,905,295	7,811,979	6,721,202	5,487,156	535,548	N/A	N/A	N/A
Oppenheimer Strategic Bond(d)	5,161,449	4,736,386	3,444,819	2,275,830	218,135	N/A	N/A	N/A
Oppenheimer Main Street(d)	12,386,122	13,321,524	13,910,537	12,819,339	1,387,578	N/A	N/A	N/A
American Century VP Value(d)	5,410,372	5,365,944	3,554,590	1,349,515	183,748	N/A	N/A	N/A
Fidelity VIP Growth(d)	5,449,133	5,575,374	6,028,151	5,603,546	721,556	N/A	N/A	N/A
Fidelity VIP Growth Opportunities(d)	1,874,859	2,009,816	2,261,297	2,068,413	383,872	N/A	N/A	N/A
MFS® Investors Trust(d)	1,361,758	1,611,387	1,812,430	1,522,150	260,397	N/A	N/A	N/A
Janus Aspen Worldwide Growth(d)	5,907,314	7,265,818	8,462,446	8,300,464	1,150,065	N/A	N/A	N/A
Janus Aspen Capital Appreciation(d)	5,599,107	6,640,522	7,636,062	7,414,861	1,384,214	N/A	N/A	N/A
Templeton Foreign Securities(d)	1,949,277	1,583,786	1,239,293	1,024,393	231,770	N/A	N/A	N/A
Scudder VIT Small Cap Index(d)	1,140,023	1,062,424	940,586	758,552	103,715	N/A	N/A	N/A
Calvert Social Balanced(e)	501,755	464,953	338,039	174,782	N/A	N/A	N/A	N/A
Scudder VIT EAFE® Equity Index(e)	514,612	445,636	276,995	119,783	N/A	N/A	N/A	N/A
INVESCO VIF – Financial Services(e)	646,429	702,787	689,620	386,527	N/A	N/A	N/A	N/A
INVESCO VIF – Health Sciences(e)	1,609,493	1,688,594	1,590,356	1,006,228	N/A	N/A	N/A	N/A
INVESCO VIF – Technology(e)	3,314,898	3,065,438	2,896,871	1,705,036	N/A	N/A	N/A	N/A
Janus Aspen Balanced(e)	4,185,035	4,621,445	2,929,650	1,006,340	N/A	N/A	N/A	N/A
MML Emerging Growth(e)	746,461	517,016	403,032	208,136	N/A	N/A	N/A	N/A
MML Large Cap Value(e)	1,951,205	1,743,233	1,066,762	343,414	N/A	N/A	N/A	N/A
MML OTC 100(e)	1,447,319	642,577	536,766	176,659	N/A	N/A	N/A	N/A
Oppenheimer Balanced(e),(i)	5,042,694	5,164,170	5,291,822	4,227,012	N/A	N/A	N/A	N/A
MML Enhanced Index Core Equity(f)	143,088	69,068	29,675	N/A	N/A	N/A	N/A	N/A
MML Small Company Opportunities(f)	784,239	647,767	106,761	N/A	N/A	N/A	N/A	N/A
American Funds® Asset Allocation(h)	1,721,102	N/A	N/A	N/A	N/A	N/A	N/A	N/A
American Funds® Growth Income(h)	1,863,246	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Franklin Small Cap Value Securities(h)	149,432	N/A	N/A	N/A	N/A	N/A	N/A	N/A
MFS® New Discovery(h)	45,322	N/A	N/A	N/A	N/A	N/A	N/A	N/A
MML Inflation-Protected Bond(h)	555,024	N/A	N/A	N/A	N/A	N/A	N/A	N/A
T. Rowe Price Blue Chip Growth(h)	257,649	N/A	N/A	N/A	N/A	N/A	N/A	N/A
T. Rowe Price Equity Income(h)	481,921	N/A	N/A	N/A	N/A	N/A	N/A	N/A

(a) Commencement of public offering was January 23, 1996.

(b) Commencement of public offering was September 1, 1998.

(c) Commencement of public offering was May 1, 1999.

(d) Commencement of public offering was September 1, 1999.

(e) Commencement of public offering was May 1, 2000.

(f) Commencement of public offering was May 1, 2001.

(g) Unavailable in contracts issued on or after May 1, 2004.

(h) Commencement of public offering was May 1, 2003.

(i) Prior to May 1, 2004, this Sub-Account was called Oppenheimer Multiple Strategies Sub-Account.

Appendix A

A-2

PANORAMA PREMIER

C.M. LIFE INSURANCE COMPANY

(Depositor)

C.M. MULTI-ACCOUNT A

(Registrant)

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2004

This is not a prospectus. This Statement of Additional Information should be read in conjunction with the prospectus dated May 1, 2004, for the individual variable deferred annuity contracts with flexible purchase payments which are referred to herein.

For a copy of the prospectus call (800) 272-2216 (press 2) or write to: MassMutual Financial Group, Annuity Service Center HUB, P.O. Box 9067, Springfield, MA 01102-9067.

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COMPANY

In this Statement of Additional Information, “we,” “us,” and “our” refer to C.M. Life Insurance Company (“C.M. Life”). C.M. Life is a wholly-owned stock life insurance subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”). C.M. Life provides life insurance and annuities to individuals and group life insurance to institutions. MassMutual is a global, diversified financial services organization providing life insurance, annuities, disability income insurance, long-term care insurance, structured settlements and retirement and savings products to individual and institutional customers. MassMutual is organized as a mutual life insurance company.

CUSTODIAN

The shares of the underlying funds purchased by the sub-accounts are held by the Company as custodian of C.M. Multi-Account A (“the separate account”).

ASSIGNMENT OF CONTRACT

The Company will not be charged with notice of any assignment of a contract or of the interest of any beneficiary or of any other person unless the assignment is in writing and the Company receives the original or a true copy thereof at its Home Office. The Company assumes no responsibility for the validity of any assignment.

For qualified contracts, the following exceptions and provisions should be noted:

(1)  No person entitled to receive annuity payments under a contract or part or all of the contract’s value will be permitted to commute, anticipate, encumber, alienate or assign such amounts, except upon the written authority of the contract owner given during the annuitant’s lifetime and received in good order by the Company at its annuity service center. To the extent permitted by law, no contract nor any proceeds or interest payable thereunder will be subject to the annuitant’s or any other person’s debts, contracts or engagements, nor to any levy or attachment for payment thereof;

(2)  If an assignment of a contract is in effect on the maturity date, the Company reserves the right to pay to the assignee in one sum the amount of the contract’s maturity value to which he is entitled, and to pay any balance of such value in one sum to the contract owner, regardless of any payment options which the contract owner may have elected. Moreover, if an assignment of a contract is in effect at the death of the annuitant prior to the maturity date, the Company will pay to the assignee in one sum, the death benefit amount which corresponds to the death benefit choice in effect at the time of the annuitant’s death. Any balance of such value will be paid to the beneficiary in one sum or applied under one or more of the payment options elected.

(3)  Contracts used in connection with a tax-qualified retirement plan must be endorsed to provide that they may not be sold, assigned or pledged for any purpose unless they are owned by the trustee of a trust described in Section 401(a) or by the administrator of an annuity plan described under Section 403(a) of the Code; and

(4)  Contracts issued under a plan for an Individual Retirement Annuity pursuant to Section 408 of the Code must be endorsed to provide that they are non-transferable. Such contracts may not be sold, assigned, discounted, or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose by the Annuitant to any person or party other than the Company, except to a former spouse of the annuitant in accordance with the terms of a divorce decree or other written instrument incident to a divorce.

Assignments may be subject to federal income tax.

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DISTRIBUTION

MML Distributors, LLC (“MML Distributors”) is the principal underwriter of the contract. MML Distributors is a limited liability corporation. MML Distributors is a broker-dealer registered with the Securities and Exchange Commission and is a member of the National Association of Securities Dealers, Inc. MML Distributors is an indirect wholly owned subsidiary of Massachusetts Mutual Life Insurance Company.

Pursuant to the Underwriting and Servicing Agreement, MML Distributors will receive compensation for its activities as underwriter for the Separate Account. No compensation was paid to MML Distributors in 2001, 2002, and 2003. Commissions will be paid through MML Distributors to agents and selling brokers for selling the Contracts. During 2001, 2002, and 2003, commission payments amounted to $4,796,791, $2,443,283 and $991,695, respectively.

The offering is on a continuous basis.

PURCHASE OF SECURITIES BEING OFFERED

The Company sells interests in the separate account to contract owners as accumulation units. Charges associated with such securities are discussed in the Expenses section of the prospectus. Any special purchase plan or exchange program offered by this contract is mentioned in the prospectus. See the Contingent Deferred Sales Charge section of the prospectus for a discussion of instances when the Company will waive contingent deferred sales charges.

ACCUMULATION UNITS AND UNIT VALUE

During the accumulation phase, accumulation units shall be used to account for all amounts allocated to or withdrawn from the sub-accounts of the separate account as a result of purchase payments, withdrawals, transfers, or fees and charges. The Company will determine the number of accumulation units of a sub-account purchased or canceled. This will be done by dividing the amount allocated to (or the amount withdrawn from) the sub-account by the dollar value of one accumulation unit of the sub-account as of the end of the business day during which the transaction is received at the annuity service center.

The accumulation unit value for each sub-account was arbitrarily set initially at $10. Subsequent accumulation unit values for each sub-account are determined for each day in which the New York Stock Exchange is open for business (“business day”) by multiplying the accumulation unit value for the immediately preceding business day by the net investment factor for the sub-account for the current business day.

The net investment factor for each sub-account is determined by dividing A by B and subtracting C where:

A is (i) the net asset value per share of the funding vehicle or portfolio of a funding vehicle held by the sub-account for the current business day; plus (ii) any dividend per share declared on behalf of such funding vehicle or portfolio of a funding vehicle that has an ex-dividend date within the current business day; less (iii) the cumulative charge or credit for taxes reserved which is determined by the Company to have resulted from the operation or maintenance of the sub-account.

B is the net asset value per share of the funding vehicle or portfolio held by the sub-account for the immediately preceding business day.

C is the cumulative charge for the mortality and expense risk charge and for the administrative charge.

The accumulation unit value may increase or decrease from business day to business day.

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TRANSFERS DURING THE INCOME PHASE

Transfers of annuity reserves between sub-accounts will be made by converting the number of annuity units attributable to the annuity reserves being transferred to the number of annuity units of the sub-account to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been with out the transfer. Thereafter, annuity payments will reflect changes in the value of the new annuity units.

The amount transferred to the general account from a sub-account will be based on the annuity reserves for the contract owner in that sub-account. Transfers to the general account will be made by converting the annuity units being transferred to purchase fixed annuity payments under the annuity option in effect and based on the age of the annuitant at the time of the transfer.

See the Transfers During the Income Phase section in the prospectus for more information about transfers during the income phase.

PAYMENT OF DEATH BENEFIT

The Company will require due proof of death before any death benefit is paid. Due proof of death will be:

1.  a certified death certificate;

2.  a certified decree of a court of competent jurisdiction as to the finding of death; or

3.  any other proof satisfactory to the Company.

All death benefits will be paid in accordance with applicable law or regulations governing death benefit payments.

The beneficiary designation in effect on the date we issue the contract will remain in effect until changed. Unless the contract owner provides otherwise, the death benefit will be paid in equal shares to the beneficiary(ies) as follows:

1.  to the primary beneficiary(ies) who survive the contract owner’s and/or the annuitant’s death, as applicable; or if there are none

2.  to the contingent beneficiary(ies) who survive the contract owner’s and/or the annuitant’s death, as applicable; or if there are none

3.  to the estate of the contract owner.

You may name an irrevocable beneficiary(ies). In that case, a change of beneficiary requires the consent of any irrevocable beneficiary. If an irrevocable beneficiary is named, the contract owner retains all other contractual rights.

See the Death Benefit section in the prospectus for more information on death benefits.

ANNUITY PAYMENTS

A variable annuity payment is an annuity with payments which; (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable sub-accounts of the separate account. Annuity payments also depend upon the age of the annuitant and any joint annuitant and the assumed interest factor utilized. The annuity table used will depend upon the annuity option chosen. The dollar amount of annuity payments after the first is determined as follows:

1.  The dollar amount of the first annuity payment is divided by the value of an annuity unit as of the annuity date. This establishes the number of annuity units for each annuity payment. The number of annuity units remains fixed during the annuity period.

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2.  For each sub-account, the fixed number of annuity units is multiplied by the annuity unit value on each subsequent annuity payment date.

3.  The total dollar amount of each variable annuity payment is the sum of all sub-account variable annuity payments.

The number of annuity units is determined as follows:

1.  The number of annuity units credited in each sub-account will be determined by dividing the product of the portion of the contract value to be applied to the sub-account and the annuity purchase rate by the value of one annuity unit in that sub-account on the annuity date. The purchase rates are set forth in the variable annuity rate tables in the contract.

2.  For each sub-account, the amount of each annuity payment equals the product of the annuitant’s number of annuity units and the annuity unit value on the payment date. The amount of each payment may vary.

The value of any annuity unit for each sub-account of the separate account was arbitrarily set initially at $10. The sub-account annuity unit value at the end of any subsequent valuation period is determined as follows:

1.  The net investment factor for the current business day is multiplied by the value of the annuity unit for the sub-account for the immediately preceding business day.

2.  The result in (1) is then divided by an assumed investment rate factor. The assumed investment rate factor equals 1.00 plus the assumed investment rate for the number of days since the preceding business day. The assumed investment rate is based on an effective annual rate of 4%.

The value of an annuity unit may increase or decrease from business day to business day. See the Income Phase section in the prospectus for more information.

FEDERAL TAX MATTERS

General

Note: The following description is based upon the Company’s understanding of current federal income tax law applicable to annuities in general. The Company cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. The Company does not guarantee the tax status of the contracts. Purchasers bear the complete risk that the contracts may not be treated as “annuity contracts” under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

Section 72 of the Code governs taxation of annuities in general. An owner is generally not taxed on increases in the value of a contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the annuity option selected. For a lump sum payment received as a total withdrawal (total surrender), the portion of the payment that exceeds the cost basis of the contract is subject to tax. For non-qualified contracts, this cost basis is generally the purchase payments, while for qualified contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the contract (adjusted for any period or refund feature) bears to the expected return under the contract. The exclusion amount for payments based on a variable annuity option is

5

determined by dividing the cost basis of the contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the contract has been recovered (i.e. when the total of the excludable amount equals the investment in the contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of tax-qualified arrangements there may be no cost basis in the contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the separate account is not a separate entity from the Company, and its operations form a part of the Company.

Diversification

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department (“Treasury Department”), adequately diversified. Disqualification of the contract as an annuity contract would result in the imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts such as the contract meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued Regulations (Treas. Reg.1.817-5), which established diversification requirements for the investment portfolios underlying variable contracts such as the contract. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

The Code provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, “each United States government agency or instrumentality shall be treated as a separate issuer.”

The Company intends that all investment portfolios underlying the contracts will be managed in such a manner as to comply with these diversification requirements.

The Treasury Department has indicated that the diversification regulations do not provide guidance regarding the circumstances in which owner control of the investments of the separate account will cause the owner to be treated as the owner of the assets of the separate account, thereby resulting in the loss of favorable tax treatment for the contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of owner control which may be exercised under the contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the owner’s ability to transfer among investment choices or the number and type of investment choices available, would cause the owner to be considered as the owner of the assets of the separate account resulting in

6

the imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to receipt of payments under the contract.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the owner being retroactively determined to be the owner of the assets of the separate account.

Due to the uncertainty in this area, the Company reserves the right to modify the contract in an attempt to maintain favorable tax treatment.

Multiple Contracts

The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year.

Contracts Owned by Other than Natural Persons

Under Section 72(u) of the Code, the investment earnings on premiums for the contracts will be taxed currently to the owner if the owner is a non-natural person, e.g., a corporation or certain other entities. Such contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a contract held by a trust or other entity as an agent for a natural person or to contracts held by qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a contract to be owned by a non-natural person.

Tax Treatment of Assignments

An assignment or pledge of a contract may be a taxable event. Owners should therefore consult competent tax advisers if they wish to assign or pledge their contracts.

Income Tax Withholding

All distributions or the portion thereof which is includible in the gross income of the owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Effective January 1, 1993, certain distributions from retirement plans qualified under Section 401 of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to: a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary or for a specified period of 10 years or more; or b) distributions which are required minimum distributions; c) the portion of the distributions not includible in gross income (i.e. returns of after-tax contributions); or d) hardship distributions from a 401(k) plan or a tax-sheltered annuity. Participants should consult their own tax counsel or other tax adviser regarding withholding requirements.

7

Tax Treatment of Withdrawals—Non-Qualified Contracts

Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the contract value exceeds aggregate purchase payments made, any amount withdrawn which is attributable to (1) purchase payments made after August 13, 1982 in an annuity contract entered into prior to August 14, 1982 or (2) purchase payments made in an annuity contract entered into after August 13, 1982, will be treated as coming first from the earnings and then, only as after the income portion is exhausted, as coming from principal. Withdrawn earnings are includible in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any premature distribution. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59 1/2; (b) after the death of the taxpayer; (c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.

With respect to (d) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% tax penalty), but for the exception, plus interest for the tax years in which the exception was used. The rules governing substantially equal periodic payments are complex. You should consult your tax adviser for more specific information.

The above information does not apply to qualified contracts. However, separate tax withdrawal penalties and restrictions may apply to such qualified contracts. (See “Tax Treatment of Withdrawals—Qualified Contracts” below.)

Qualified Plans

The contracts offered herein are designed to be suitable for use under various types of qualified plans. Taxation of participants in each qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a qualified plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Company’s administrative procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contracts comply with applicable law. Following are general descriptions of the types of qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a qualified plan.

Contracts issued pursuant to qualified plans include special provisions restricting contract provisions that may otherwise be available as described herein. Generally, contracts issued pursuant to qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from qualified contracts. (See “Tax Treatment of Withdrawals—Qualified Contracts” below.)

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer’s deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The contracts sold by the Company in connection with qualified plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

8

a.  Tax Sheltered Annuities

Section 403(b) of the Code permits certain eligible employers to purchase annuity contracts, known as “Tax-Sheltered Annuities” (“TSAs”) under a Section 403(b) program. Eligible employers are organizations that are exempt from tax under Code Section 501(c)(3) and public educational organizations. Certain contribution limits apply to contributions to a TSA. For contributions made for 2003 and succeeding years, the limits are described in Code Sections 415(c) and 402(g). The Section 402(g) limit for 2004 is $13,000. In addition, certain catch-up contributions may be made by eligible participants age 50 or older. Contributions to a TSA and the earnings thereon are generally not subject to income tax until actually distributed to the employee. Contributions to a TSA may be made as elective deferrals (contributions by an employer pursuant to a salary reduction agreement) or as non-elective contributions or matching contributions by an employer.

The withdrawal of elective deferrals and earnings thereon can only be made when an employee: (1) attains age 59 1/2; (2) has a severance from employment; (3) dies; (4) becomes disabled as defined in Code Section 72(m)(7); or (5) is eligible for a hardship distribution. In the case of a withdrawal on account of a hardship, earnings on elective deferrals cannot be withdrawn. These restrictions do not apply to contract value existing on December 31, 1988, the return of excess contributions and amounts paid to a spouse pursuant to a Qualified Domestic Relations Order. Certain other limitations may apply to a distribution from a TSA. (See “Tax Treatment of Withdrawals—Qualified Contracts”). Pursuant to Revenue Ruling 90-24, an employee may make a partial or full transfer of his/her interest in a TSA or custodial account to another TSA or custodial account. The amount transferred must, however, be subject to the same or more stringent distribution restrictions applicable to the original annuity or custodial account.

Purchasers of contracts for use with TSAs should obtain competent tax advice as to the tax treatment and suitability of such an investment.

b.  H.R. 10 Plans

Section 401 of the Code permits self-employed individuals to establish qualified plans for themselves and their employees, commonly referred to as “H.R. 10” or “Keogh” plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees until distributed from the Plan. The tax consequences to participants may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all plans including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. (See “Tax Treatment of Withdrawals—Qualified Contracts” below.) Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

c.  Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an “Individual Retirement Annuity” (“IRA”). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual’s gross income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See “Tax Treatment of Withdrawals—Qualified Contracts”). Commencing on January 1, 2002, eligible rollover distributions from an IRA, TSA, tax-qualified plan or a governmental 457(b) deferred compensation plan may be rolled over into another IRA, TSA, tax-qualified plan or governmental 457(b) deferred compensation plan, if permitted by the plan. The distribution must meet the requirements of an eligible rollover distribution. Contracts issued for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

9

Roth IRAs

Section 408A of the Code provides that beginning in 1998, individuals may purchase a new type of non-deductible IRA, known as a Roth IRA. Roth IRA purchase payments are $3,000 for tax years beginning in 2002 through 2004, $4,000 for tax years beginning in 2005 through 2007, and $5,000 for tax years beginning in 2008 and thereafter. In addition, eligible participants age 50 or older have an opportunity to make catch-up contributions, subject to limits contained in the Code. Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $3,000 annual limitation applies to all of a taxpayer’s 2004 IRA contributions, including Roth IRA and non-Roth IRA except in the case of those individuals age 50 or more, for which a higher limit applies.

Qualified distributions from Roth IRAs are free from federal income tax. A qualified distribution requires that an individual has held the Roth IRA for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual’s death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA. The 10% penalty tax and the regular IRA exceptions to the 10% penalty tax apply to taxable distributions from a Roth IRA.

Amounts may be rolled over from one Roth IRA to another Roth IRA. Furthermore, an individual may make a rollover contribution from a non-Roth IRA to a Roth IRA, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution.

Purchasers of contracts to be qualified as a Roth IRA should obtain competent tax advice as to the tax treatment and suitability of such an investment.

d.  Corporate Pension and Profit-Sharing Plans

Sections 401(a) and 401(k) of the Code permit corporate employers to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employees until distributed from the plan. The tax consequences to participants may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all Plans including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. (See “Tax Treatment of Withdrawals—Qualified Contracts” below.) Purchasers of contracts for use with Corporate Pension or Profit Sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Tax Treatment of Withdrawals—Qualified Contracts

In the case of a withdrawal under a qualified contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual’s cost basis to the individual’s total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a qualified contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including contracts issued and qualified under Code Sections 401 (H.R. 10 and Corporate Pension and Profit-Sharing Plans), and 408(b) (Individual Retirement Annuities) and 408A (Roth IRAs). To the extent amounts are not includible in gross income because they have been rolled over to an IRA or to another

10

eligible qualified plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the owner or annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the owner or annuitant (as applicable) (for this purpose disability is as defined in Section 72(m) (7) of the Code); (c) after severance from employment, distributions that are part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such owner or annuitant (as applicable) and his or her designated beneficiary; (d) distributions to an owner or annuitant (as applicable) who has a severance from employment after he has attained age 55; (e) distributions made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions from an Individual Retirement Annuity for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the owner or annuitant (as applicable) and his or her spouse and dependents if the owner or annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the owner or annuitant (as applicable) has been re-employed for at least 60 days); (h) distributions from an Individual Retirement Annuity made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the owner or annuitant (as applicable) for the taxable year; (i) distributions from an Individual Retirement Annuity made to the owner or annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72(t)(8) of the Code; and (j) distributions made on account of an IRS levy made on a qualified retirement plan or IRA. The exceptions stated in (d) and (f) above do not apply in the case of an Individual Retirement Annuity. The exception stated in (c) above applies to an Individual Retirement Annuity without the requirement that there be a severance from employment.

With respect to (c) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

The IRS has indicated that a modification will occur if, after the first valuation date there is (i) any addition to the account balance other than gains or losses, (ii) any nontaxable transfer of a portion of the account balance to another retirement plan, or (iii) a rollover by the taxpayer of the amount received resulting in such amount not being taxable. The rules governing substantially equal periodic payments are complex. You should consult your tax adviser or IRS Revenue Ruling 2002-62 for more specific information.

Generally, distributions from a qualified plan must begin no later than April 1st of the calendar year following the later of (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity. Required distributions do not apply to a Roth IRA during the lifetime of the owner. Required distributions generally must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. Under the 2002 Final and Temporary Regulations issued under Code Section 401(a)(9), required distributions may be made over joint lives or joint life expectancies if your sole designated beneficiary is your spouse who is more than 10 years younger than you. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

Section 457(b) Deferred Compensation (“Section 457(b)”) Plans

Employees of (and independent contractors who perform services for) certain state and local governmental units, or certain tax-exempt employers, may participate in a Section 457(b) plan of the employer, allowing them to defer part of their salary or other compensation. The amount deferred, and accrued income thereon, will not be taxable until it is paid or otherwise made available to the employee.

11

The maximum amount that can be deferred under a Section 457(b) plan in any tax year is generally 100% of the employee’s includible compensation, up to $13,000 in 2004, which increases in $1,000 annual increments until it reaches $15,000 in 2006. Includible compensation means earnings for services rendered to the employer which are includible in the employee’s gross income, excluding the contributions under the Section 457(b) plan or a Tax-Sheltered Annuity. Certain catch-up contributions are permitted for eligible participants. The contract purchased is issued to the employer or trustee, as appropriate. All contract value in a governmental 457(b) deferred compensation contract must be held for the exclusive benefit of the employee, and payments can only be made in accordance with Section 457(b) plan provisions. Presently, tax-free transfers of assets in a tax-exempt Section 457(b) plan can only be made to another tax-exempt Section 457(b) plan in certain limited cases. Commencing January 1, 2002, assets in a governmental 457(b) deferred compensation plan can be rolled over into another such plan, or a tax-qualified plan, TSA or IRA, if permitted by the plan.

Purchasers of contracts for use with Section 457(b) plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

EXPERTS

The financial statements included in this Statement of Additional Information for C.M. Multi-Account A – Panorama Premier Segment and the audited statutory statements of financial position of C.M. Life Insurance Company as of December 31, 2003 and 2002, and the related statutory statements of income, changes in shareholder’s equity, and cash flows for the years ended December 31, 2003, 2002, and 2001 included elsewhere in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein and elsewhere in the registration statement (which report on C.M. Life Insurance Company expresses an unqualified opinion and includes explanatory paragraphs referring to the use of statutory accounting practices and the adoption, effective January 1, 2001, of certain statutory accounting practices as a result of the State of Connecticut Insurance Department’s adoption of the National Association of Insurance Commissioners’ Accounting Practices and Procedures Manual and to the adoption, effective January 1, 2003, of Statement of Statutory Accounting Principles No. 86, “Accounting for Derivative Instruments and Hedging, Income Generation, and Replication (Synthetic Asset) Transactions,” which practices differ from accounting principles generally accepted in the United States of America) and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 33rd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.

12

Independent Auditors’ Report

To the Board of Directors and Contract Owners of

C. M. Life Insurance Company

Springfield, Massachusetts

We have audited the accompanying statement of assets and liabilities of each of the sub-accounts of the C. M. Multi-Account A – Panorama Premier Segment (“the Account”) as of December 31, 2003, the related statement of operations for the year then ended and the statements of changes in net assets for each of the two years in the period ended December 31, 2003. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2003 by correspondence with investment companies. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Account as of December 31, 2003, the results of its operations for the year then ended and its changes in net assets for each of the two years in the period ended December 31, 2003 in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

New York, New York

February 17, 2004

C.M. Multi-Account A - Panorama Premier Segment

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2003

	American Century® VP Income & Growth Sub-Account	American Century® VP Value Sub-Account	American Funds® Asset Allocation Sub-Account	American Funds® Growth-Income Sub-Account	Calvert Social Balanced Sub-Account	Fidelity® VIP Contrafund® Sub-Account	Fidelity® VIP Growth Sub-Account	Fidelity® VIP Growth Opportunities Sub-Account	Franklin Small Cap Value Securities Sub-Account	INVESCO VIF Financial Services Sub-Account	INVESCO VIF Health Sciences Sub-Account	INVESCO VIF Technology Sub-Account
ASSETS
Investments
Number of shares (Note 2)	14,536,590	9,006,372	1,368,664	692,151	2,552,681	5,501,557	1,348,790	860,144	153,763	570,168	935,582	746,896

Identified cost (Note 3B)	$105,645,510	$61,608,858	$18,834,762	$21,358,824	$4,470,735	$135,317,838	$58,585,220	$15,421,282	$1,754,155	$7,103,301	$16,843,284	$12,084,665

Value (Note 3A)	$95,505,394	$70,159,634	$19,859,310	$23,173,217	$4,487,613	$127,251,021	$41,704,576	$12,953,770	$1,948,176	$7,720,071	$16,438,181	$8,865,653

Dividends receivable	-	-	-	-	-	-	-	-	-	-	-	-

Receivable from C.M. Life Insurance Company	-	-	99,627	173,789	-	-	-	-	26,318	-	-	47,265

Total assets	95,505,394	70,159,634	19,958,937	23,347,006	4,487,613	127,251,021	41,704,576	12,953,770	1,974,494	7,720,071	16,438,181	8,912,918

LIABILITIES
Annuitant mortality fluctuation reserve (Note 3D)	1,215	9,031	3,848	157	-	634	6,018	-	-	70	365	246
Payable to C.M. Life Insurance Company	62,713	33,913	-	-	128	37,588	13,904	8,745	-	7	5,365	-

Total Liabilities	63,928	42,944	3,848	157	128	38,222	19,922	8,745	-	77	5,730	246

NET ASSETS	$95,441,466	$70,116,690	$19,955,089	$23,346,849	$4,487,485	$127,212,799	$41,684,654	$12,945,025	$1,974,494	$7,719,994	$16,432,451	$8,912,672

Net Assets:
Accumulation units—value	$95,400,807	$69,817,923	$19,825,943	$23,341,024	$4,487,485	$127,191,050	$41,486,022	$12,945,025	$1,974,494	$7,717,684	$16,420,437	$8,904,200
Annuity reserves (Note 3E)	40,659	298,767	129,146	5,825	-	21,749	198,632	-	-	2,310	12,014	8,472

Net assets	$95,441,466	$70,116,690	$19,955,089	$23,346,849	$4,487,485	$127,212,799	$41,684,654	$12,945,025	$1,974,494	$7,719,994	$16,432,451	$8,912,672

Outstanding units (Notes 7 and 8)
Contract owners	8,171,398	5,410,372	1,721,102	1,863,246	501,755	9,133,624	5,449,133	1,874,859	149,432	646,429	1,609,493	3,314,898

NET ASSET VALUE (Note 8)
December 31, 2003	$11.68	$12.96	$11.59	$12.53	$8.94	$13.93	$7.65	$6.90	$13.21	$11.94	$10.21	$2.69
December 31, 2002	9.16	10.19	-	-	7.60	10.99	5.84	5.40	-	9.35	8.10	1.88

See Notes to Financial Statements.

C.M. Multi-Account A - Panorama Premier Segment

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2003

	Janus Aspen Balanced Sub-Account	Janus Aspen Capital Appreciation Sub-Account	Janus Aspen Worldwide Growth Sub-Account	MFS® Investors Trust Sub-Account	MFS® New Discovery Sub-Account	MML Blend Sub-Account	MML Emerging Growth Sub-Account	MML Enhanced Index Core Equity Sub-Account	MML Equity Sub-Account	MML Equity Index Sub-Account	MML Growth Equity Sub-Account	MML Inflation- Protected Bond Sub-Account
ASSETS
Investments
Number of shares (Note 2)	1,711,378	2,321,842	1,881,425	669,824	41,163	4,074,307	708,327	141,725	2,235,674	2,781,006	1,272,008	536,525

Identified cost (Note 3B)	$38,020,819	$69,230,725	$79,364,082	$12,733,345	$545,376	$73,946,396	$3,331,711	$1,085,636	$61,020,689	$45,050,511	$12,953,912	$5,710,133

Value (Note 3A)	$39,327,456	$48,387,185	$48,578,397	$10,944,925	$574,637	$59,726,378	$3,654,102	$1,273,729	$46,555,436	$38,127,588	$8,568,429	$5,746,184
Dividends receivable	-	-	-	-	-	-	-	-	-	-	-	-

Receivable from C. M. Life Insurance Company	-	-	-	-	4,146	-	-	129	-	-	-	9,337

Total assets	39,327,456	48,387,185	48,578,397	10,944,925	578,783	59,726,378	3,654,102	1,273,858	46,555,436	38,127,588	8,568,429	5,755,521

LIABILITIES
Annuitant mortality fluctuation reserve (Note 3D)	205	617	606	540	-	1,691	-	4,197	5,659	940	2,209	1,391
Payable to C.M. Life Insurance Company	45,333	54,122	46,879	1,051	-	4,942	482	-	4,829	16,488	1,128	-

Total Liabilities	45,538	54,739	47,485	1,591	-	6,633	482	4,197	10,488	17,428	3,337	1,391

NET ASSETS	$39,281,918	$48,332,446	$48,530,912	$10,943,334	$578,783	$59,719,745	$3,653,620	$1,269,661	$46,544,948	$38,110,160	$8,565,092	$5,754,130

Net Assets:
Accumulation units—value	$39,275,177	$48,312,173	$48,510,986	$10,925,245	$578,783	$59,664,318	$3,653,620	$1,121,606	$46,358,826	$38,078,954	$8,492,478	$5,706,837
Annuity reserves (Note 3E)	6,741	20,273	19,926	18,089	-	55,427	-	148,055	186,122	31,206	72,614	47,293

Net assets	$39,281,918	$48,332,446	$48,530,912	$10,943,334	$578,783	$59,719,745	$3,653,620	$1,269,661	$46,544,948	$38,110,160	$8,565,092	$5,754,130

Outstanding units (Notes 7 and 8)
Contract owners	4,185,035	5,599,107	5,907,314	1,361,758	45,322	6,851,539	746,461	143,088	6,180,730	4,733,893	1,132,579	555,024

NET ASSET VALUE (Note 8)
December 31, 2003	$9.39	$8.63	$8.22	$8.04	$12.77	$8.72	$4.89	$8.87	$7.53	$8.05	$7.56	$10.37
December 31, 2002	8.35	7.26	6.72	6.67	-	7.45	3.40	7.08	5.99	6.37	6.24	-

See Notes to Financial Statements.

C.M. Multi-Account A - Panorama Premier Segment

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2003

	MML Large Cap Value Sub-Account	MML OTC 100 Sub-Account	MML Small Cap Equity Sub-Account	MML Small Cap Growth Equity Sub-Account	MML Small Company Opportunities Sub-Account	Oppenheimer Aggressive Growth Sub-Account	Oppenheimer Bond Sub-Account	Oppenheimer Capital Appreciation Sub-Account	Oppenheimer Global Securities Sub-Account	Oppenheimer High Income Sub-Account	Oppenheimer International Growth Sub-Account	***Oppenheimer Main Street Sub-Account
ASSETS
Investments
Number of shares (Note 2)	1,896,274	1,384,440	2,736,316	1,754,344	795,843	1,321,048	11,628,554	2,492,583	4,164,621	5,675,924	33,343,070	5,542,928

Identified cost (Note 3B)	$16,009,747	$4,364,518	$25,879,053	$23,090,975	$8,939,702	$96,196,608	$128,160,327	$105,777,749	$110,713,626	$44,453,693	$32,078,582	$121,311,230

Value (Note 3A)	$17,729,410	$5,211,426	$30,489,985	$20,458,412	$10,976,216	$48,495,669	$132,798,082	$86,492,628	$104,448,684	$48,869,702	$37,344,238	$106,424,221
Dividends receivable	-	-	-	-	-	-	-	-	-	-	-	-
Receivable from C.M. Life Insurance Company	-	-	4,347	4,812	-	-	-	-	2,725	-	-	-

Total assets	17,729,410	5,211,426	30,494,332	20,463,224	10,976,216	48,495,669	132,798,082	86,492,628	104,451,409	48,869,702	37,344,238	106,424,221

LIABILITIES
Annuitant mortality fluctuation reserve (Note 3D)	7,867	51	902	2,318	244	1,812	20,819	6,845	6,957	4,720	1,743	1,546
Payable to C.M. Life Insurance Company	1,087	1,056	-	-	717	19,354	174,956	45,527	-	4,876	13,162	224,736

Total Liabilities	8,954	1,107	902	2,318	961	21,166	195,775	52,372	6,957	9,596	14,905	226,282

NET ASSETS	$17,720,456	$5,210,319	$30,493,430	$20,460,906	$10,975,255	$48,474,503	$132,602,307	$86,440,256	$104,444,452	$48,860,106	$37,329,333	$106,197,939

Net Assets:
Accumulation units—value	$17,461,631	$5,208,643	$30,463,299	$20,384,658	$10,966,582	$48,414,958	$131,917,281	$86,213,219	$104,214,490	$48,703,537	$37,271,294	$106,146,344
Annuity reserves (Note 3E)	258,825	1,676	30,131	76,248	8,673	59,545	685,026	227,037	229,962	156,569	58,039	51,595

Net assets	$17,720,456	$5,210,319	$30,493,430	$20,460,906	$10,975,255	$48,474,503	$132,602,307	$86,440,256	$104,444,452	$48,860,106	$37,329,333	$106,197,939

Outstanding units (Notes 7 and 8)
Contract owners	1,951,205	1,447,319	2,177,532	1,594,015	784,239	6,405,091	9,246,445	8,665,346	7,905,295	4,318,460	2,591,797	12,386,122

NET ASSET VALUE (Note 8)
December 31, 2003	$9.08	$3.60	$14.00	$12.84	$13.99	$7.57	$14.34	$9.98	$13.21	$11.31	$14.40	$8.57
December 31, 2002	7.11	2.46	10.82	8.76	9.97	6.11	13.62	7.73	9.37	9.26	9.73	6.86

***	Prior to May 1, 2003, this sub-account was called Oppenheimer Main Street® Growth and Income Sub-Account.

See Notes to Financial Statements.

C.M. Multi-Account A - Panorama Premier Segment

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2003

	Oppenheimer Money Sub-Account	Oppenheimer Multiple Strategies Sub-Account	Oppenheimer Strategic Bond Sub-Account	Panorama Growth Sub-Account	Panorama Total Return Sub-Account	Scudder VIT EAFE® Equity Index Sub-Account	Scudder VIT Small Cap Index Sub-Account	T. Rowe Price Blue Chip Growth Sub-Account	T. Rowe Price Equity Income Sub-Account	T. Rowe Price Mid-Cap Growth Sub-Account	Templeton Foreign Securities Sub-Account

ASSETS
Investments
Number of shares (Note 2)	63,041,827	3,470,509	13,581,048	19,290,084	38,061,578	413,794	1,175,030	366,245	289,386	6,023,392	1,465,586

Identified cost (Note 3B)	$63,041,827	$53,886,372	$61,904,481	$46,610,942	$58,486,586	$2,860,939	$12,715,554	$2,846,667	$5,330,232	$106,303,521	$16,586,420

Value (Note 3A)	$63,041,827	$55,250,499	$68,584,290	$33,564,746	$47,576,973	$3,397,249	$14,382,368	$3,080,125	$5,842,700	$119,865,494	$17,938,770
Dividends receivable	11,698	-	-	-	-	-	-	-	-	-	-

Receivable from C.M. Life Insurance Company	-	7,545	-	-	43,867	3,678	-	3,555	25,739	-	-

Total assets	63,053,525	55,258,044	68,584,290	33,564,746	47,620,840	3,400,927	14,382,368	3,083,680	5,868,439	119,865,494	17,938,770

LIABILITIES
Annuitant mortality fluctuation reserve (Note 3D)	387	4,982	10,399	595	74	242	935	-	-	7,025	2,682
Payable to C.M. Life Insurance Company	20,127	-	53,679	8,673	-	-	41,738	-	-	1,911	11,830

Total Liabilities	20,514	4,982	64,078	9,268	74	242	42,673	-	-	8,936	14,512

NET ASSETS	$63,033,011	$55,253,062	$68,520,212	$33,555,478	$47,620,766	$3,400,685	$14,339,695	$3,083,680	$5,868,439	$119,856,558	$17,924,258

Net Assets:
Accumulation units—value	$63,024,907	$55,088,536	$68,176,340	$33,535,914	$47,618,002	$3,392,129	$14,307,675	$3,083,680	$5,868,439	$119,623,930	$17,835,303
Annuity reserves (Note 3E)	8,104	164,526	343,872	19,564	2,764	8,556	32,020	-	-	232,628	88,955

Net assets	$63,033,011	$55,253,062	$68,520,212	$33,555,478	$47,620,766	$3,400,685	$14,339,695	$3,083,680	$5,868,439	$119,856,558	$17,924,258

Outstanding units (Notes 7 and 8)
Contract owners	5,122,478	5,042,694	5,161,449	2,972,623	3,977,093	514,612	1,140,023	257,649	481,921	6,850,538	1,949,277

NET ASSET VALUE (Note 8)
December 31, 2003	$12.31	$10.92	$13.28	$11.28	$11.97	$6.61	$12.58	$11.97	$12.18	$17.50	$9.20
December 31, 2002	12.38	8.87	11.40	9.02	10.03	5.03	8.71	-	-	12.82	7.05

See Notes to Financial Statements.

C.M. Multi-Account A - Panorama Premier Segment

STATEMENT OF OPERATIONS

For The Year Ended December 31, 2003

	American Century® VP Income & Growth Sub-Account	American Century® VP Value Sub-Account	##American Funds® Asset Allocation Sub-Account	##American Funds® Growth-Income Sub-Account	Calvert Social Balanced Sub-Account	Fidelity® VIP Contrafund® Sub-Account	Fidelity® VIP Growth Sub-Account	Fidelity® VIP Growth Opportunities Sub-Account	##Franklin Small Cap Value Securities Sub-Account	INVESCO VIF Financial Services Sub-Account	INVESCO VIF Health Sciences Sub-Account	INVESCO VIF Technology Sub-Account

Investment income

Dividends (Note 3B)	$1,127,236	$628,117	$343,189	$168,470	$79,650	$516,061	$69,220	$72,766	$402	$36,420	$-	$-

Expenses

Mortality and expense risk fees (Note 4)	1,172,631	790,031	73,656	79,354	52,934	1,540,258	496,557	157,428	6,248	95,405	201,178	96,020

Net investment income (loss) (Note 3C)	(45,395)	(161,914)	269,533	89,116	26,716	(1,024,197)	(427,337)	(84,662)	(5,846)	(58,985)	(201,178)	(96,020)

Net realized and unrealized gain (loss) on investments

Net realized gain on investments (Notes 3B, 3C and 6)	(4,315,336)	534,668	19,824	38,301	(184,727)	(3,311,760)	(3,866,615)	(1,063,607)	3,802	(195,000)	(737,757)	(3,971,266)

Change in net unrealized appreciation/depreciation of investments	25,334,542	14,364,233	1,024,548	1,814,392	809,183	31,361,810	14,096,496	3,962,035	194,021	1,976,479	4,388,981	6,532,807

Net gain (loss) on investments	21,019,206	14,898,901	1,044,372	1,852,693	624,456	28,050,050	10,229,881	2,898,428	197,823	1,781,479	3,651,224	2,561,541

Net increase (decrease) in net assets resulting from operations	$20,973,811	$14,736,987	$1,313,905	$1,941,809	$651,172	$27,025,853	$9,802,544	$2,813,766	$191,977	$1,722,494	$3,450,046	$2,465,521

##	For the Period May 1, 2003 (Commencement of Operations) through December 31, 2003

See Notes to Financial Statements.

C.M. Multi-Account A - Panorama Premier Segment

STATEMENT OF OPERATIONS (Continued)

For The Year Ended December 31, 2003

	Janus Aspen Balanced Sub-Account	Janus Aspen Capital Appreciation Sub-Account	Janus Aspen Worldwide Growth Sub-Account	MFS® Investors Trust Sub-Account	##MFS® New Discovery Sub-Account	MML Blend Sub-Account	MML Emerging Growth Sub-Account	MML Enhanced Index Core Equity Sub-Account	MML Equity Sub-Account	MML Equity Index Sub-Account	MML Growth Equity Sub-Account	##MML Inflation- Protected Bond Sub-Account

Investment income

Dividends (Note 3B)	$889,534	$225,833	$510,234	$68,186	$-	$1,442,493	$-	$11,008	$735,094	$443,670	$1,624	$54,001

Expenses

Mortality and expense risk fees (Note 4)	553,398	662,704	646,193	139,781	2,348	760,161	33,332	11,244	555,544	461,017	109,627	21,044

Net investment income (loss) (Note 3C)	336,136	(436,871)	(135,959)	(71,595)	(2,348)	682,332	(33,332)	(236)	179,550	(17,347)	(108,003)	32,957

Net realized and unrealized gain (loss) on investments

Net realized gain (loss) on investments (Notes 3B, 3C and 6)	(1,162,232)	(8,496,344)	(13,868,811)	(1,327,603)	9,297	(5,238,413)	(348,944)	(19,006)	(4,956,349)	(3,167,677)	(1,752,724)	550

Change in net unrealized appreciation/depreciation of investments	5,691,048	17,149,968	23,327,864	3,248,133	29,262	13,345,636	1,223,524	232,195	14,281,955	11,031,453	3,376,401	36,050

Net gain (loss) on investments	4,528,816	8,653,624	9,459,053	1,920,530	38,559	8,107,223	874,580	213,189	9,325,606	7,863,776	1,623,677	36,600

Net increase (decrease) in net assets resulting from operations	$4,864,952	$8,216,753	$9,323,094	$1,848,935	$36,211	$8,789,555	$841,248	$212,953	$9,505,156	$7,846,429	$1,515,674	$69,557

##	For the Period May 1, 2003 (Commencement of Operations) through December 31, 2003.

See Notes to Financial Statements.

C.M. Multi-Account A - Panorama Premier Segment

STATEMENT OF OPERATIONS (Continued)

For The Year Ended December 31, 2003

	MML Large Cap Value Sub-Account	MML OTC 100 Sub-Account	MML Small Cap Equity Sub-Account	MML Small Cap Growth Equity Sub-Account	MML Small Company Opportunities Sub-Account	Oppenheimer Aggressive Growth Sub-Account	Oppenheimer Bond Sub-Account	Oppenheimer Capital Appreciation Sub-Account	Oppenheimer Global Securities Sub-Account	Oppenheimer High Income Sub-Account	Oppenheimer International Growth Sub-Account	***Oppenheimer Main Street Sub-Account

Investment income

Dividends (Note 3B)	$110,936	$-	$50,828	$-	$471,688	$-	$8,420,882	$279,185	$604,051	$2,950,094	$431,973	$922,673

Expenses

Mortality and expense risk fees (Note 4)	192,579	38,072	360,199	221,887	108,859	632,822	1,988,879	997,317	1,106,888	573,718	411,413	1,315,209

Net investment income (loss) (Note 3C)	(81,643)	(38,072)	(309,371)	(221,887)	362,829	(632,822)	6,432,003	(718,132)	(502,837)	2,376,376	20,560	(392,536)

Net realized and unrealized gain (loss) on investments

Net realized gain (loss) on investments (Notes 3B, 3C and 6)	(214,637)	40,394	347,718	(2,079,447)	(12,268)	(9,796,983)	190,645	(5,194,723)	(5,242,096)	(1,738,300)	(8,330,012)	(4,694,965)

Change in net unrealized appreciation/depreciation of investments	4,014,398	1,030,955	6,883,009	8,444,696	2,541,841	20,060,363	903,625	24,943,970	35,315,307	7,724,856	21,305,499	26,628,096

Net gain (loss) on investments	3,799,761	1,071,349	7,230,727	6,365,249	2,529,573	10,263,380	1,094,270	19,749,247	30,073,211	5,986,556	12,975,487	21,933,131

Net increase (decrease) in net assets resulting from operations	$3,718,118	$1,033,277	$6,921,356	$6,143,362	$2,892,402	$9,630,558	$7,526,273	$19,031,115	$29,570,374	$8,362,932	$12,996,047	$21,540,595

***	Prior to May 1, 2003, this sub-account was called Oppenheimer Main Street® Growth and Income Sun-Account.

See Notes to Financial Statements.

C.M. Multi-Account A - Panorama Premier Segment

STATEMENT OF OPERATIONS (Continued)

For The Year Ended December 31, 2003

	Oppenheimer Money Sub-Account	Oppenheimer Multiple Strategies Sub-Account	Oppenheimer Strategic Bond Sub-Account	Panorama Growth Sub-Account	Panorama Total Return Sub-Account	Scudder VIT EAFE® Equity Index Sub-Account	Scudder VIT Small Cap Index Sub-Account	##T. Rowe Price Blue Chip Growth Sub-Account	##T. Rowe Price Equity Income Sub-Account	T. Rowe Price Mid-Cap Growth Sub-Account	Templeton Foreign Securities Sub-Account

Investment income

Dividends (Note 3B)	$751,278	$1,370,362	$3,808,714	$353,087	$1,495,410	$107,365	$97,457	$3,462	$42,475	$-	$221,713

Expenses

Mortality and expense risk fees (Note 4)	1,284,287	658,486	849,509	426,697	635,364	33,981	145,307	12,268	23,487	1,373,974	178,622

Net investment income (loss) (Note 3C)	(533,009)	711,876	2,959,205	(73,610)	860,046	73,384	(47,850)	(8,806)	18,988	(1,373,974)	43,091

Net realized and unrealized gain (loss) on investments

Net realized gain (loss) on investments (Notes 3B, 3C and 6)	-	(1,074,715)	140,298	(4,080,031)	(5,290,715)	(311,652)	(358,184)	14,572	1,907	(255,332)	(872,893)

Change in net unrealized appreciation/depreciation of investments	-	10,546,717	6,330,201	11,115,049	12,531,226	997,440	4,360,126	233,458	512,468	32,862,528	4,635,580

Net gain (loss) on investments	-	9,472,002	6,470,499	7,035,018	7,240,511	685,788	4,001,942	248,030	514,375	32,607,196	3,762,687

Net increase (decrease) in net assets resulting from operations	$(533,009)	$10,183,878	$9,429,704	$6,961,408	$8,100,557	$759,172	$3,954,092	$239,224	$533,363	$31,233,222	$3,805,778

##	For the Period May 1, 2003 (Commencement of Operations) through December 31, 2003.

See Notes to Financial Statements.

C.M. Multi-Account A - Panorama Premier Segment

STATEMENT OF CHANGES IN NET ASSETS

For The Year Ended December 31, 2003

	American Century® VP Income & Growth Sub-Account	American Century® VP Value Sub-Account	##American Funds® Asset Allocation Sub-Account	##American Funds® Growth-Income Sub-Account	Calvert Social Balanced Sub-Account	Fidelity® VIP Contrafund® Sub-Account	Fidelity® VIP Growth Sub-Account	Fidelity® VIP Growth Opportunities Sub-Account	##Franklin Small Cap Value Securities Sub-Account	INVESCO VIF Financial Services Sub-Account	INVESCO VIF Health Sciences Sub-Account	INVESCO VIF Technology Sub-Account

Increase (decrease) in net assets

Operations:

Net investment income (loss)	$(45,395)	$(161,914)	$269,533	$89,116	$26,716	$(1,024,197)	$(427,337)	$(84,662)	$(5,846)	$(58,985)	$(201,178)	$(96,020)

Net realized gain (loss) on investments	(4,315,336)	534,668	19,824	38,301	(184,727)	(3,311,760)	(3,866,615)	(1,063,607)	3,802	(195,000)	(737,757)	(3,971,266)

Change in net unrealized appreciation/depreciation of investments	25,334,542	14,364,233	1,024,548	1,814,392	809,183	31,361,810	14,096,496	3,962,035	194,021	1,976,479	4,388,981	6,532,807

Net increase (decrease) in net assets resulting from operations	20,973,811	14,736,987	1,313,905	1,941,809	651,172	27,025,853	9,802,544	2,813,766	191,977	1,722,494	3,450,046	2,465,521

Capital transactions: (Note 7)

Net contract payments	2,793,499	3,371,921	3,671,052	4,138,325	411,636	3,869,955	1,362,971	382,519	228,895	289,567	762,677	335,658

Withdrawal of funds	(6,191,802)	(4,328,895)	(197,829)	(218,846)	(220,707)	(8,598,746)	(2,196,234)	(708,593)	(39,911)	(434,326)	(806,803)	(476,246)

Transfer due to death benefits	(845,212)	(355,020)	-	-	(31,337)	(895,152)	(172,686)	(30,328)	-	(47,614)	(107,304)	(23,545)

Transfer due to reimbursement (payment) of accumulation unit value fluctuation	3,293	14,551	1,271	(829)	115	3,086	2,053	17,394	693	476	1,457	(473)

Annuity benefits paid	(2,830)	(17,968)	(801)	(78)	-	(2,062)	(12,478)	-	-	(389)	(1,340)	(818)

Net charge (credit) to annuitant mortality fluctuation reserve (Note 3D)	(411)	201	(894)	(609)	-	(746)	471	-	-	14	75	(347)

Withdrawal due to administrative and contingent deferred sales charge	(2,807)	(4,518)	(247)	(205)	(314)	(3,083)	(1,988)	(607)	(48)	(636)	(1,182)	(678)

Transfers from (to) Fixed Account	(218,502)	1,538,579	1,273,781	998,605	89,948	459,288	86,875	(42,407)	227,686	200,596	256,690	79,305

Transfers between Sub-Accounts	(3,098,275)	253,114	13,894,851	16,488,677	52,838	23,929	87,695	(339,831)	1,365,202	(580,614)	(814,214)	778,863

Net increase (decrease) in net assets resulting from capital transactions	(7,563,047)	471,965	18,641,184	21,405,040	302,179	(5,143,531)	(843,321)	(721,853)	1,782,517	(572,926)	(709,944)	691,719

Total increase (decrease)	13,410,764	15,208,952	19,955,089	23,346,849	953,351	21,882,322	8,959,223	2,091,913	1,974,494	1,149,568	2,740,102	3,157,240

NET ASSETS, at beginning of the period/year	82,030,702	54,907,738	-	-	3,534,134	105,330,477	32,725,431	10,853,112	-	6,570,426	13,692,349	5,755,432

NET ASSETS, at end of the year	$95,441,466	$70,116,690	$19,955,089	$23,346,849	$4,487,485	$127,212,799	$41,684,654	$12,945,025	$1,974,494	$7,719,994	$16,432,451	$8,912,672

##	For the Period May 1, 2003 (Commencement of Operations) Through December 31, 2003.

See Notes to Financial Statements.

C.M. Multi-Account A - Panorama Premier Segment

STATEMENT OF CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2003

	Janus Aspen Balanced Sub-Account	Janus Aspen Capital Appreciation Sub-Account	Janus Aspen Worldwide Growth Sub-Account	MFS® Investors Trust Sub-Account	##MFS® New Discovery Sub-Account	MML Blend Sub-Account	MML Emerging Growth Sub-Account	MML Enhanced Index Core Equity Sub-Account	MML Equity Sub-Account	MML Equity Index Sub-Account	MML Growth Equity Sub-Account	##MML Inflation- Protected Bond Sub-Account
Increase (decrease) in net assets

Operations:

Net investment income (loss)	$336,136	$(436,871)	$(135,959)	$(71,595)	$(2,348)	$682,332	$(33,332)	$(236)	$179,550	$(17,347)	$(108,003)	$32,957

Net realized gain (loss) on investments	(1,162,232)	(8,496,344)	(13,868,811)	(1,327,603)	9,297	(5,238,413)	(348,944)	(19,006)	(4,956,349)	(3,167,677)	(1,752,724)	550

Change in net unrealized appreciation/depreciation of investments	5,691,048	17,149,968	23,327,864	3,248,133	29,262	13,345,636	1,223,524	232,195	14,281,955	11,031,453	3,376,401	36,050

Net increase (decrease) in net assets resulting from operations	4,864,952	8,216,753	9,323,094	1,848,935	36,211	8,789,555	841,248	212,953	9,505,156	7,846,429	1,515,674	69,557

Capital transactions: (Note 7)

Net contract payments	3,183,639	1,148,158	862,580	210,976	73,055	4,472,323	203,034	462,157	3,832,707	1,454,109	368,931	1,328,781

Withdrawal of funds	(2,206,361)	(4,153,201)	(3,661,794)	(845,920)	(4,436)	(4,435,941)	(197,090)	(30,869)	(3,262,266)	(3,045,240)	(553,401)	(96,896)

Transfer due to death benefits	(602,091)	(380,271)	(229,706)	(89,532)	-	(693,800)	(3,407)	(24,820)	(351,960)	(385,666)	(98,510)	-

Transfer due to reimbursement (payment) of accumulation unit value fluctuation	2,107	3,149	5,736	1,510	415	(744)	(82)	3,649	2,803	3,773	282	(1,313)

Annuity benefits paid	(408)	(1,655)	(1,511)	(1,975)	-	(5,875)	-	(3,291)	(10,791)	(1,805)	(10,717)	(355)

Net charge (credit) to annuitant mortality fluctuation reserve (Note 3D)	71	191	157	(170)	-	686	-	(8,555)	1,359	61	589	(928)

Withdrawal due to administrative and contingent deferred sales charge	(1,948)	(2,005)	(1,554)	(488)	-	(1,290)	(222)	(24)	(2,673)	(728)	(442)	(48)

Transfers from (to) Fixed Account	1,383,838	(304,033)	(502,850)	(80,044)	48,579	(251,995)	72,870	52,435	231,249	930,635	(138,415)	477,843

Transfers between Sub-Accounts	(5,918,623)	(4,439,076)	(6,100,779)	(864,965)	424,959	(2,070,083)	978,496	117,264	(1,996,047)	(613,785)	(170,467)	3,977,489

Net increase (decrease) in net assets resulting from capital transactions	(4,159,776)	(8,128,743)	(9,629,721)	(1,670,608)	542,572	(2,986,719)	1,053,599	567,946	(1,555,619)	(1,658,646)	(602,150)	5,684,573

Total increase (decrease)	705,176	88,010	(306,627)	178,327	578,783	5,802,836	1,894,847	780,899	7,949,537	6,187,783	913,524	5,754,130

NET ASSETS, at beginning of the period/year	38,576,742	48,244,436	48,837,539	10,765,007	-	53,916,909	1,758,773	488,762	38,595,411	31,922,377	7,651,568	-

NET ASSETS, at end of the year	$39,281,918	$48,332,446	$48,530,912	$10,943,334	$578,783	$59,719,745	$3,653,620	$1,269,661	$46,544,948	$38,110,160	$8,565,092	$5,754,130

##	For the Period May 1, 2003, (Commencement of Operations) Through December 31, 2003.

See Notes to Financial Statements.

C.M. Multi-Account A - Panorama Premier Segment

STATEMENT OF CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2003

	MML Large Cap Value Sub-Account	MML OTC 100 Sub-Account	MML Small Cap Equity Sub-Account	MML Small Cap Growth Equity Sub-Account	MML Small Company Opportunities Sub-Account	Oppenheimer Aggressive Growth Sub-Account	Oppenheimer Bond Sub-Account	Oppenheimer Capital Appreciation Sub-Account	Oppenheimer Global Securities Sub-Account	Oppenheimer High Income Sub-Account	Oppenheimer International Growth Sub-Account	***Oppenheimer Main Street Sub-Account
Increase (decrease) in net assets

Operations:

Net investment income (loss)	$(81,643)	$(38,072)	$(309,371)	$(221,887)	$362,829	$(632,822)	$6,432,003	$(718,132)	$(502,837)	$2,376,376	$20,560	$(392,536)

Net realized gain (loss) on investments	(214,637)	40,394	347,718	(2,079,447)	(12,268)	(9,796,983)	190,645	(5,194,723)	(5,242,096)	(1,738,300)	(8,330,012)	(4,694,965)

Change in net unrealized appreciation/depreciation of investments	4,014,398	1,030,955	6,883,009	8,444,696	2,541,841	20,060,363	903,625	24,943,970	35,315,307	7,724,856	21,305,499	26,628,096

Net increase (decrease) in net assets resulting from operations	3,718,118	1,033,277	6,921,356	6,143,362	2,892,402	9,630,558	7,526,273	19,031,115	29,570,374	8,362,932	12,996,047	21,540,595

Capital transactions: (Note 7)

Net contract payments	1,144,893	532,312	1,444,720	623,893	649,758	2,203,200	9,179,401	4,142,437	6,218,238	2,915,270	776,741	3,597,021

Withdrawal of funds	(907,173)	(221,174)	(1,939,425)	(1,173,764)	(526,731)	(3,686,983)	(14,898,869)	(5,629,056)	(6,673,129)	(3,068,331)	(2,499,835)	(7,919,324)

Transfer due to death benefits	(32,726)	(6,345)	(622,148)	(47,243)	(28,046)	(514,174)	(1,039,952)	(305,477)	(634,969)	(412,297)	(256,231)	(567,162)

Transfer due to reimbursement (payment) of accumulation unit value fluctuation	96	(579)	(2,579)	(370)	528	10,580	6,181	19,348	2,731	1,127	35,947	1,458

Annuity benefits paid	(19,903)	(290)	(3,159)	(5,026)	(707)	(4,401)	(66,453)	(13,952)	(12,023)	(10,457)	(6,066)	(5,441)

Net charge (credit) to annuitant mortality fluctuation reserve (Note 3D)	1,587	2	(200)	268	(633)	512	7,863	(476)	137	(78)	(549)	(323)

Withdrawal due to administrative and contingent deferred sales charge	(1,720)	(245)	(1,385)	(780)	(654)	(1,836)	(9,448)	(5,087)	(3,958)	(3,545)	(784)	(3,888)

Transfers from (to) Fixed Account	595,081	244,025	400,939	423,146	576,802	(231,237)	2,576,857	855,854	761,108	609,271	271,401	303,918

Transfers between Sub-Accounts	615,443	2,049,754	(228,869)	920,319	952,600	(2,735,017)	(11,292,354)	1,064,736	1,884,489	3,247,480	(776,193)	(2,185,416)

Net increase (decrease) in net assets resulting from capital transactions	1,395,578	2,597,460	(952,106)	740,443	1,622,917	(4,959,356)	(15,536,774)	128,327	1,542,624	3,278,440	(2,455,569)	(6,779,157)

Total increase (decrease)	5,113,696	3,630,737	5,969,250	6,883,805	4,515,319	4,671,202	(8,010,501)	19,159,442	31,112,998	11,641,372	10,540,478	14,761,438

NET ASSETS, at beginning of the period/year	12,606,760	1,579,582	24,524,180	13,577,101	6,459,936	43,803,301	140,612,808	67,280,814	73,331,454	37,218,734	26,788,855	91,436,501

NET ASSETS, at end of the year	$17,720,456	$5,210,319	$30,493,430	$20,460,906	$10,975,255	$48,474,503	$132,602,307	$86,440,256	$104,444,452	$48,860,106	$37,329,333	$106,197,939

***	Prior to May 1, 2003, this sub-account was called Oppenheimer Main Street® Growth and Income Sun-Account.

See Notes to Financial Statements.

C.M. Multi-Account A - Panorama Premier Segment

STATEMENT OF CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2003

	Oppenheimer Money Sub-Account	Oppenheimer Multiple Strategies Sub-Account	Oppenheimer Strategic Bond Sub-Account	Panorama Growth Sub-Account	Panorama Total Return Sub-Account	Scudder VIT EAFE® Equity Index Sub-Account	Scudder VIT Small Cap Index Sub-Account	##T. Rowe Price Blue Chip Growth Sub-Account	##T. Rowe Price Equity Income Sub-Account	T. Rowe Price Mid-Cap Growth Sub-Account	Templeton Foreign Securities Sub-Account
Increase (decrease) in net assets

Operations:

Net investment income (loss)	$(533,009)	$711,876	$2,959,205	$(73,610)	$860,046	$73,384	$(47,850)	$(8,806)	$18,988	$(1,373,974)	$43,091

Net realized gain (loss) on investments	-	(1,074,715)	140,298	(4,080,031)	(5,290,715)	(311,652)	(358,184)	14,572	1,907	(255,332)	(872,893)

Change in net unrealized appreciation/depreciation of investments	-	10,546,717	6,330,201	11,115,049	12,531,226	997,440	4,360,126	233,458	512,468	32,862,528	4,635,580

Net increase (decrease) in net assets resulting from operations	(533,009)	10,183,878	9,429,704	6,961,408	8,100,557	759,172	3,954,092	239,224	533,363	31,233,222	3,805,778

Capital transactions: (Note 7)

Net contract payments	10,386,123	2,118,062	5,866,855	690,895	543,977	232,944	635,785	406,941	1,348,471	4,301,493	1,036,884

Withdrawal of funds	(22,648,180)	(3,850,233)	(5,777,663)	(2,536,988)	(3,857,423)	(185,506)	(887,194)	(27,008)	(73,683)	(8,198,674)	(796,474)

Transfer due to death benefits	(1,695,710)	(555,569)	(513,228)	(306,658)	(686,604)	(7,901)	(40,326)	-	-	(588,748)	(28,375)

Transfer due to reimbursement (payment) of accumulation unit value fluctuation	1,729	(1,642)	612	202	(1,328)	352	2,357	874	207	2,459	(633)

Annuity benefits paid	(19,309)	(11,974)	(36,121)	(3,291)	(38)	(421)	(1,720)	-	-	(16,237)	(3,627)

Net charge (credit) to annuitant mortality fluctuation reserve (Note 3D)	4,860	725	1,347	127	(290)	(542)	(1,079)	-	-	(286)	41

Withdrawal due to administrative and contingent deferred sales charge	(7,172)	(1,280)	(4,960)	(680)	(586)	(275)	(635)	(71)	(58)	(3,150)	(1,091)

Transfers from (to) Fixed Account	(10,132,569)	658,233	2,127,219	(202,018)	(310,812)	131,600	390,455	163,825	496,262	1,266,760	421,038

Transfers between Sub-Accounts	(17,897,840)	812,827	3,134,630	(971,523)	(1,928,689)	230,123	1,028,030	2,299,895	3,563,877	2,499,895	2,275,185

Net increase (decrease) in net assets resulting from capital transactions	(42,008,068)	(830,851)	4,798,691	(3,329,934)	(6,241,793)	400,374	1,125,673	2,844,456	5,335,076	(736,488)	2,902,948

Total increase (decrease)	(42,541,077)	9,353,027	14,228,395	3,631,474	1,858,764	1,159,546	5,079,765	3,083,680	5,868,439	30,496,734	6,708,726

NET ASSETS, at beginning of the period/year	105,574,088	45,900,035	54,291,817	29,924,004	45,762,002	2,241,139	9,259,930	-	-	89,359,824	11,215,532

NET ASSETS, at end of the year	$63,033,011	$55,253,062	$68,520,212	$33,555,478	$47,620,766	$3,400,685	$14,339,695	$3,083,680	$5,868,439	$119,856,558	$17,924,258

##	For the Period May 1, 2003, (Commencement of Operations) Through December 31, 2003.

See Notes to Financial Statements.

C.M. Multi-Account A - Panorama Premier Segment

STATEMENT OF CHANGES IN NET ASSETS

For The Year Ended December 31, 2002

	American Century® VP Income & Growth Sub-Account	American Century® VP Value Sub-Account	Calvert Social Balanced Sub-Account	Fidelity® VIP Growth Sub-Account	Fidelity® VIP II Contrafund® Sub-Account	Fidelity® VIP III Growth Opportunities Sub-Account	INVESCO VIF Financial Services Sub-Account	INVESCO VIF Health Sciences Sub-Account	INVESCO VIF Technology Sub-Account	Janus Aspen Balanced Sub-Account	Janus Aspen Capital Appreciation Sub-Account

Increase (decrease) in net assets

Operations:

Net investment income (loss)	$(285,919)	$2,276,075	$56,590	$(519,937)	$(638,408)	$(58,160)	$(63,221)	$(219,367)	$(106,187)	$454,868	$(478,379)

Net realized gain (loss) on investments	(3,321,200)	422,992	(178,072)	(6,435,791)	(3,690,332)	(1,797,536)	(301,488)	(715,832)	(5,359,621)	(291,533)	(7,331,881)

Change in net unrealized appreciation/depreciation of investments	(18,995,233)	(11,222,883)	(377,988)	(9,097,525)	(8,635,960)	(1,731,592)	(1,071,948)	(3,837,768)	278,756	(2,919,161)	(2,955,812)

Net increase (decrease) in net assets resulting from operations	(22,602,352)	(8,523,816)	(499,470)	(16,053,253)	(12,964,700)	(3,587,288)	(1,436,657)	(4,772,967)	(5,187,052)	(2,755,826)	(10,766,072)

Capital transactions: (Note 7)

Net contract payments	5,280,653	8,791,249	598,617	2,522,900	5,794,747	875,893	549,877	1,692,176	461,466	6,721,776	2,171,511

Withdrawal of funds	(8,730,687)	(3,733,292)	(274,913)	(2,962,296)	(9,492,484)	(1,101,006)	(549,932)	(1,203,322)	(473,760)	(2,001,184)	(4,729,203)

Transfer due to death benefits	(1,050,581)	(330,816)	-	(229,012)	(648,723)	(64,651)	(23,407)	(118,461)	(28,437)	(237,700)	(299,164)

Transfer due to reimbursement (payment) of accumulation unit value fluctuation	10,398	(1,497)	1,184	51,712	(11,917)	1,209	44,112	11,093	51,989	3,446	19,508

Annuity benefits paid	(2,897)	(12,742)	-	(10,761)	(1,199)	-	(346)	(1,296)	(398)	(424)	(1,770)

Net charge (credit) to annuitant mortality fluctuation reserve (Note 3D)	759	(55,067)	-	(45,025)	255	-	(147)	(18)	74	123	544

Withdrawal due to administrative and contingent deferred sales charge	(2,033)	(3,257)	(311)	(1,937)	(2,363)	(676)	(845)	(1,315)	(679)	(1,576)	(1,975)

Transfers from (to) Fixed Account	2,547,663	9,094,487	645,413	1,927,281	2,794,123	228,852	936,555	1,735,271	740,587	6,127,145	934,678

Transfers between Sub-Accounts	(4,186,733)	7,622,740	97,537	(3,675,859)	(2,815,689)	(1,358,524)	(632,596)	(961,824)	(186,262)	4,209,982	(5,797,141)

Net increase (decrease) in net assets resulting from capital transactions	(6,133,458)	21,371,805	1,067,527	(2,422,997)	(4,383,250)	(1,418,903)	323,271	1,152,304	564,580	14,821,588	(7,703,012)

Total increase (decrease)	(28,735,810)	12,847,989	568,057	(18,476,250)	(17,347,950)	(5,006,191)	(1,113,386)	(3,620,663)	(4,622,472)	12,065,762	(18,469,084)

NET ASSETS, at beginning of the year	110,766,512	42,059,749	2,966,077	51,201,681	122,678,427	15,859,303	7,683,812	17,313,012	10,377,904	26,510,980	66,713,520

NET ASSETS, at end of the year	$82,030,702	$54,907,738	$3,534,134	$32,725,431	$105,330,477	$10,853,112	$6,570,426	$13,692,349	$5,755,432	$38,576,742	$48,244,436

See Notes to Financial Statements.

C.M. Multi-Account A - Panorama Premier Segment

STATEMENT OF CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2002

	Janus Aspen Worldwide Growth Sub-Account	MFS® Investors Trust Sub-Account	MML Blend Sub-Account	MML Emerging Growth Sub-Account	MML Enhanced Index Core Equity Sub-Account	MML Equity Sub-Account	MML Equity Index Sub-Account	MML Growth Equity Sub-Account	MML Large Cap Value Sub-Account	MML OTC 100 Sub-Account
Increase (decrease) in net assets

Operations:

Net investment income (loss)	$(328,737)	$(108,331)	$922,311	$(27,884)	$(914)	$624,077	$(164,878)	$(130,636)	$(67,348)	$(23,640)

Net realized gain (loss) on investments	(12,488,551)	(1,039,360)	(7,228,960)	(539,564)	(49,227)	(7,091,104)	(3,432,513)	(1,174,229)	(302,787)	(882,232)

Change in net unrealized appreciation/depreciation of investments	(6,844,415)	(2,101,018)	(2,148,188)	(610,357)	(43,218)	(4,017,486)	(7,660,798)	(1,966,852)	(1,877,561)	46,176

Net increase (decrease) in net assets resulting from operations	(19,661,703)	(3,248,709)	(8,454,837)	(1,177,805)	(93,359)	(10,484,513)	(11,258,189)	(3,271,717)	(2,247,696)	(859,696)

Capital transactions (Note 7):

Net contract payments	2,642,585	880,695	6,626,303	504,075	196,361	4,928,579	2,019,717	613,542	2,863,833	327,368

Withdrawal of funds	(4,817,082)	(1,895,629)	(5,696,998)	(79,783)	(47,088)	(5,121,666)	(3,506,996)	(721,428)	(674,293)	(82,961)

Transfer due to death benefits	(405,175)	(111,486)	(868,997)	(18,822)	-	(268,136)	(352,903)	(28,343)	(11,339)	(900)

Transfer due to reimbursement (payment) of accumulation unit value fluctuation	17,461	4,605	11,745	34,319	(289)	10,058	2,544	3,814	7,565	(2,960)

Annuity benefits paid	(1,663)	(1,883)	(6,062)	-	-	(9,684)	(1,533)	(11,642)	(18,772)	(237)

Net charge (credit) to annuitant mortality fluctuation reserve (Note 3D)	460	(495)	1,313	-	-	(48,141)	(613)	4,744	(42,261)	(74)

Withdrawal due to administrative and contingent deferred sales charge	(1,863)	(557)	(868)	(200)	(23)	(2,129)	(750)	(386)	(1,343)	(144)

Transfers from (to) Fixed Account	1,025,875	816,988	152,664	208,193	96,457	2,155,289	779,124	361,908	2,335,578	302,980

Transfers between Sub-Accounts	(7,389,137)	(1,215,117)	(4,413,642)	(127,890)	64,502	(3,638,435)	(4,210,029)	(489,708)	1,138,979	(249,767)

Net increase (decrease) in net assets resulting from capital transactions	(8,928,539)	(1,522,879)	(4,194,542)	519,892	309,920	(1,994,265)	(5,271,439)	(267,499)	5,597,947	293,305

Total increase (decrease)	(28,590,242)	(4,771,588)	(12,649,379)	(657,913)	216,561	(12,478,778)	(16,529,628)	(3,539,216)	3,350,251	(566,391)

NET ASSETS, at beginning of the year	77,427,781	15,536,595	66,566,288	2,416,686	272,201	51,074,189	48,452,005	11,190,784	9,256,509	2,145,973

NET ASSETS, at end of the year	$48,837,539	$10,765,007	$53,916,909	$1,758,773	$488,762	$38,595,411	$31,922,377	$7,651,568	$12,606,760	$1,579,582

See Notes to Financial Statements.

C.M. Multi-Account A - Panorama Premier Segment

STATEMENT OF CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2002

	†MML Small Cap Equity Sub-Account	MML Small Cap Growth Equity Sub-Account	MML Small Company Opportunities Sub-Account	Oppenheimer Aggressive Growth Sub-Account	Oppenheimer Bond Sub-Account	Oppenheimer Capital Appreciation Sub-Account	Oppenheimer Global Securities Sub-Account	Oppenheimer High Income Sub-Account
Increase (decrease) in net assets

Operations:

Net investment income (loss)	$(298,835)	$(222,336)	$(45,130)	$(376,936)	$5,770,438	$(604,637)	$(692,240)	$2,943,766

Net realized gain (loss) on investments	561,085	(1,653,795)	6,024	(19,880,249)	(544,451)	(4,041,008)	(2,173,613)	(2,893,017)

Change in net unrealized appreciation/depreciation of investments	(4,435,110)	(3,403,414)	(556,173)	516,696	3,544,487	(21,121,425)	(18,496,254)	(1,097,260)

Net increase (decrease) in net assets resulting from operations	(4,172,860)	(5,279,545)	(595,279)	(19,740,489)	8,770,474	(25,767,070)	(21,362,107)	(1,046,511)

Capital transactions: (Note 7)

Net contract payments	2,970,193	1,098,541	1,377,957	3,916,145	13,344,066	9,065,391	10,259,966	3,229,381

Withdrawal of funds	(2,060,034)	(1,174,958)	(339,370)	(5,358,067)	(9,121,058)	(5,752,963)	(6,383,162)	(3,010,593)

Transfer due to death benefits	(166,546)	(68,444)	(30,685)	(167,667)	(1,252,151)	(354,875)	(221,498)	(236,335)

Transfer due to reimbursement (payment) of accumulation unit value fluctuation	(3,112)	2,361	(1,094)	14,148	371,295	6,630	7,948	3,319

Annuity benefits paid	(3,312)	(4,801)	-	(4,327)	(58,264)	(11,703)	(11,154)	(8,380)

Net charge (credit) to annuitant mortality fluctuation reserve (Note 3D)	867	(13,175)	-	(7,868)	(86,559)	(46,049)	(39,104)	(22,245)

Withdrawal due to administrative and contingent deferred sales charge	(1,389)	(585)	(334)	(1,844)	(6,137)	(4,129)	(3,076)	(2,531)

Transfers from (to) Fixed Account	1,652,612	904,205	572,107	1,130,043	14,779,062	8,392,953	6,764,870	3,131,696

Transfers between Sub-Accounts	2,054,563	(662,118)	4,323,089	(6,455,986)	21,303,408	(3,087,285)	2,271,584	2,721,667

Net increase (decrease) in net assets resulting from capital transactions	4,443,842	81,026	5,901,670	(6,935,423)	39,273,662	8,207,970	12,646,374	5,805,979

Total increase (decrease)	270,982	(5,198,519)	5,306,391	(26,675,912)	48,044,136	(17,559,100)	(8,715,733)	4,759,468

NET ASSETS, at beginning of the year	24,253,198	18,775,620	1,153,545	70,479,213	92,568,672	84,839,914	82,047,187	32,459,266

NET ASSETS, at end of the year	$24,524,180	$13,577,101	$6,459,936	$43,803,301	$140,612,808	$67,280,814	$73,331,454	$37,218,734

†	Prior to May 1, 2002, the MML Small Cap Equity Sub-Account was called MML Small Cap Value Equity Sub-Account

See Notes to Financial Statements.

C.M. Multi-Account A - Panorama Premier Segment

STATEMENT OF CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2002

	Oppenheimer Main Street® Growth & Income Sub-Account	Oppenheimer Money Sub-Account	Oppenheimer Multiple Strategies Sub-Account	Oppenheimer Strategic Bond Sub-Account	Oppenheimer International Growth Sub-Account	Panorama Growth Sub-Account	Panorama Total Return Sub-Account	††Scudder VIT EAFE® Equity Index Sub-Account	`††Scudder VIT Small Cap Index Sub-Account	T. Rowe Price Mid-Cap Growth Sub-Account	†††Templeton Foreign Securities Sub-Account
Increase (decrease) in net assets

Operations:

Net investment income (loss)	$(692,275)	$69,313	$1,861,414	$2,560,846	$(210,474)	$(145,127)	$1,144,824	$5,813	$(66,821)	$(1,403,700)	$19,924

Net realized gain (loss) on investments	(4,849,687)	-	(1,695,070)	(409,044)	(18,765,724)	(5,133,663)	(5,295,563)	(410,426)	(573,574)	(27,144)	(3,696,301)

Change in net unrealized appreciation/depreciation of investments	(18,116,794)	-	(6,806,689)	667,048	7,429,723	(2,723,840)	(5,414,362)	(99,159)	(2,034,577)	(24,956,369)	1,171,161

Net increase (decrease) in net assets resulting from operations	(23,658,756)	69,313	(6,640,345)	2,818,850	(11,546,475)	(8,002,630)	(9,565,101)	(503,772)	(2,674,972)	(26,387,213)	(2,505,216)

Capital transactions (Note 7):

Net contract payments	6,206,807	20,574,427	3,491,954	5,608,640	1,255,060	1,309,012	1,005,843	563,516	876,705	7,431,797	1,374,344

Withdrawal of funds	(9,040,473)	(24,282,216)	(4,273,151)	(3,161,247)	(2,932,248)	(2,740,107)	(4,498,660)	(125,522)	(785,548)	(8,697,376)	(506,337)

Transfer due to death benefits	(1,072,081)	(664,422)	(949,486)	(304,202)	(366,720)	(269,033)	(1,050,529)	(1,562)	(38,266)	(490,706)	(17,130)

Transfer due to reimbursement (payment) of accumulation unit value fluctuation	(7,579)	542	2,296	1,197	29,139	3,835	5,591	742	5,221	7,132	(265)

Annuity benefits paid	(4,559)	(18,276)	(2,597)	(31,180)	(6,432)	(3,308)	-	(281)	(556)	(13,505)	(3,304)

Net charge (credit) to annuitant mortality fluctuation reserve (Note 3D)	407	(73,597)	(15,051)	(13,248)	2,362	105	-	(133)	(59)	(24,282)	(9,556)

Withdrawal due to administrative and contingent deferred sales charge	(3,118)	(5,430)	(1,178)	(3,873)	(702)	(472)	(447)	(236)	(532)	(2,462)	(660)

Transfers from (to) Fixed Account	4,493,729	9,859,133	3,368,452	6,397,377	494,853	275,723	(616,848)	514,501	465,721	4,579,799	991,159

Transfers between Sub-Accounts	(4,722,659)	10,257,639	(2,188,835)	5,716,998	(956,725)	(1,934,668)	(2,792,396)	(9,304)	942,140	457,229	989,180

Net increase (decrease) in net assets resulting from capital transactions	(4,149,526)	15,647,800	(567,596)	14,210,462	(2,481,413)	(3,358,913)	(7,947,446)	941,721	1,464,826	3,247,626	2,817,431

Total increase (decrease)	(27,808,282)	15,717,113	(7,207,941)	17,029,312	(14,027,888)	(11,361,543)	(17,512,547)	437,949	(1,210,146)	(23,139,587)	312,215

NET ASSETS, at beginning of the year	119,244,783	89,856,975	53,107,976	37,262,505	40,816,743	41,285,547	63,274,549	1,803,190	10,470,076	112,499,411	10,903,317

NET ASSETS, at end of the year	$91,436,501	$105,574,088	$45,900,035	$54,291,817	$26,788,855	$29,924,004	$45,762,002	$2,241,139	$9,259,930	$89,359,824	$11,215,532

††	Prior to May 1, 2002, the Scudder VIT Small Cap Index Sub-Account and the Scudder VIT EAFE® Equity Index Sub-Account were called Deutsche VIT Small Cap Index Sub-Account and Deutsche VIT EAFE® Equity Index Sub-Account, respectively.
†††	Prior to May 1, 2002, the Templeton Foreign Securities Sub-Account was called Templeton International Securities Division.

See Notes to Financial Statements.

C.M. Multi-Account A - Panorama Premier Segment

Notes To Financial Statements

1.   HISTORY

C.M. Multi-Account A (the “Separate Account”) was established as a separate investment account of C.M. Life Insurance Company (“C.M. Life”). C.M. Life is a wholly owned subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”).

C.M. Life maintains three segments within the Separate Account. The segments are the Panorama Premier Segment, the Panorama Passage Segment and the MassMutual Artistry Segment. These notes and the financial statements presented herein describe and consist only of the Panorama Premier Segment (“Pan Premier Segment”). The Pan Premier Segment is used exclusively for C.M. Life’s individual deferred variable annuity contracts with flexible purchase payments (the “Contracts”) known as Panorama Premier.

The Separate Account operates as a registered unit investment trust pursuant to the Investment Company Act of 1940 (“the 1940 Act”).

The assets and liabilities of the Separate Account are clearly identified and distinguished from C.M. Life’s other assets and liabilities. The Separate Account assets are not chargeable with liabilities arising out of any other business C.M. Life may conduct.

2.   INVESTMENT OF PANORAMA PREMIER SEGMENT’S ASSETS

The Pan Premier Segment consists of forty-seven Sub-Accounts. Each Sub-Account invests in corresponding shares of either the: American Century Variable Portfolios, Inc. (“American Century VP”), American Funds Insurance Series® (“American Funds”), Calvert Variable Series, Inc. (“Calvert”), Fidelity® Variable Insurance Products Fund (“Fidelity VIP”), Franklin Templeton Variable Insurance Products Trust (“Franklin Templeton VIP Trust”), INVESCO Variable Investment Funds, Inc. (“INVESCO VIF”), Janus Aspen Series (“Janus Aspen”), MFS® Variable Insurance Trust SM (“MFS Trust”), MML Series Investment Fund (“MML Trust”), Oppenheimer Variable Account Funds (“Oppenheimer Funds”), Panorama Series Fund, Inc. (“Panorama Fund”), Scudder Investment VIT Funds (“Scudder Investment”) (prior to May 1, 2003, the Scudder Investment VIT Funds was known as Deutsche Asset Management VIT Funds), and T. Rowe Price Equity Series, Inc. (“T. Rowe Price”).

American Century VP, is a diversified, open-end, management investment company registered under the 1940 Act with two of its Funds available to Pan Premier Segment’s contract owners: American Century VP Income & Growth Fund and American Century VP Value Fund. American Century Investment Management, Inc. is the investment adviser to the Funds.

American Funds is a diversified, open-end, management investment company registered under the 1940 Act with two of its Funds available to the Pan Premier Segment’s contract owners: American Funds® Asset Allocation Fund (Class 2) and American Funds® Growth-Income Fund (Class 2). Capital Research and Management Company is the investment adviser to the Funds.

Calvert is a management investment company consisting of separate portfolios of investments. One of its Portfolios is available to the Pan Premier Segment’s contract owners: Calvert Social Balanced Portfolio. Calvert Asset Management Company, Inc. is the investment adviser to the Portfolio.

Fidelity VIP is an open-end, management investment company registered under the 1940 Act with three of its Portfolios available to Pan Premier contract owners: Fidelity® VIP Contrafund® Portfolio (Initial Class), Fidelity® VIP Growth Portfolio (Service Class) and Fidelity® VIP Growth Opportunities Portfolio (Service Class). Fidelity Management & Research Company (“FMR”) is the investment adviser to the Portfolio. FMR Co., Inc., a wholly owned subsidiary of FMR, serves as sub-adviser to the Portfolios.

Franklin Templeton VIP Trust is an open-end, management investment company registered under the 1940 Act with two of its Funds available to the Pan Premier Segment’s contract owners: Franklin Small Cap Value Securities Fund (Class 2) and Templeton Foreign Securities Fund (Class 2). Prior to May 1, 2002, this fund was called Templeton International Securities

Notes To Financial Statements (Continued)

Fund. Franklin Advisory Services, LLC is the investment adviser to the Franklin Small Cap Value Securities Fund and Templeton Investment Counsel, LLC is the investment adviser to the Templeton Foreign Securities Fund.

INVESCO VIF is an open-end, diversified, no-load management investment company registered under the 1940 Act with three of its Funds available to the Pan Premier Segment’s contract owners: INVESCO VIF-Financial Services Fund, INVESCO VIF-Health Sciences Fund and INVESCO VIF-Technology Fund. INVESCO Funds Group, Inc. is the investment adviser to the Funds.

Janus Aspen is an open-end, management investment company registered under the 1940 Act with three of its Portfolios available to Pan Premier Segment’s contract owners: Janus Aspen Balanced Portfolio (Institutional), Janus Aspen Capital Appreciation Portfolio (Institutional) and Janus Aspen Worldwide Growth Portfolio (Institutional). Janus Capital Management LLC is the investment adviser to the Portfolios.

MFS Trust is an open-end, management investment company registered under the 1940 Act with two of its separate series of shares available to Pan Premier Segment’s contract owners: MFS® Investors Trust Series and MFS® New Discovery Series. Massachusetts Financial Services Company serves as investment adviser to the Series.

MML Trust is an open-end, investment company registered under the 1940 Act with twelve of its separate series available to the Pan Premier Segment’s contract owners: MML Blend Fund, MML Emerging Growth Fund, MML Enhanced Index Core Equity Fund, MML Equity Fund, MML Equity Index Fund (Class I), MML Growth Equity Fund, MML Inflation-Protected Bond Fund, MML Large Cap Value Fund, MML OTC 100 Fund, MML Small Cap Equity Fund, (prior to May 1, 2002, this fund was called MML Small Cap Value Equity Fund), MML Small Cap Growth Equity Fund, and MML Small Company Opportunities Fund. MassMutual serves as investment adviser to each of the MML Funds pursuant to an investment management agreement. David L. Babson & Company Inc. (“Babson”), a controlled subsidiary of MassMutual, serves as the investment sub-adviser to the MML Blend Fund, MML Enhanced Index Core Equity Fund, MML Inflation-Protected Bond Fund, MML Small Cap Equity Fund, and MML Small Company Opportunities Fund. MassMutual has entered into sub-advisory agreements with Babson and Alliance Capital Management L.P. (“Alliance Capital”) (effective February 12, 2002) whereby Babson and Alliance Capital each manage a portion of the MML Equity Fund. MassMutual has entered into a sub advisory agreement with Northern Trust Investments, Inc. (“Northern Trust”) whereby Northern Trust manages the investments of the MML Equity Index Fund and the MML OTC 100 Fund. Prior to January 31, 2003, Deutsche Asset Management, Inc. served as sub-adviser to the Funds. MassMutual has entered into an agreement with Massachusetts Financial Services Company to serve as the investment sub-adviser to the MML Growth Equity Fund. MassMutual has entered into an agreement with Wellington Management Company, LLP and Waddell & Reed Investment Management Company pursuant to which each serves as investment sub-adviser for the MML Small Cap Growth Equity Fund. MassMutual entered into a sub-advisory agreement with Davis Selected Advisers, L.P. to serve as the investment sub-adviser to the MML Large Cap Value Fund. MassMutual entered into an agreement with RS Investment Management, L.P. to serve as the investment sub-adviser to the MML Emerging Growth Fund.

Oppenheimer Funds is an open-end, management investment company registered under the 1940 Act with nine of its Funds available to Pan Premier Segment’s contract owners: Oppenheimer Aggressive Growth Fund/VA, Oppenheimer Bond Fund/VA, Oppenheimer Capital Appreciation Fund/VA, Oppenheimer Global Securities Fund/VA, Oppenheimer High Income Fund/VA, Oppenheimer Main Street Fund®/VA (prior to May 1, 2003, this fund was called Oppenheimer Main Street® Growth & Income Fund/VA), Oppenheimer Money Fund/VA, Oppenheimer Multiple Strategies Fund/VA, and Oppenheimer Strategic Bond Fund/VA. OppenheimerFunds, Inc., a controlled subsidiary of MassMutual, serves as investment adviser to the Oppenheimer Funds.

Panorama Fund is an open-end, management investment company registered under the 1940 Act with three of its Portfolios available to the Pan Premier Segment’s contract owners: Oppenheimer International Growth Fund/VA, Panorama Growth Portfolio, and Panorama Total Return Portfolio. OppenheimerFunds, Inc. (“OFI”), a controlled subsidiary of MassMutual, serves as the investment adviser to the Panorama Portfolios.

Scudder Investment is an investment company registered under the 1940 Act with two of its Funds available to Pan Premier Segment’s contract owners: Scudder VIT EAFE® Equity Index Fund (prior to May 1, 2002, this fund was called Deutsche VIT EAFE® Equity Index Fund) and Scudder VIT Small Cap Index Fund (prior to May 1, 2002, this fund was called Deutsche VIT Small Cap Index Fund). Northern Trust Investments, Inc. serves as the investment adviser to the Funds. Prior to January 31, 2003, Deutsche Asset Management, Inc. served as sub-adviser to these Funds.

Notes To Financial Statements (Continued)

T. Rowe Price is a diversified, open-end, investment company registered under the 1940 Act with three of its Portfolios available to Pan Premier Segment’s contract owners: T. Rowe Price Blue Chip Growth Portfolio, T. Rowe Price Equity Income Portfolio and T. Rowe Price Mid-Cap Growth Portfolio. T. Rowe Price Associates, Inc. is the investment adviser to the Portfolios.

In addition to the forty-seven Sub-Accounts of the Panorama Premier’s Segment, contract owners may also allocate funds to one of three Fixed Accounts: the Fixed Account and two Fixed Accounts for Dollar Cost Averaging, which are part of C.M. Life’s General Account. The Fixed Accounts are not registered as an investment company under the 1940 Act.

3.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Pan Premier Segment in preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (hereinafter referred to as “generally accepted accounting principles”).

A.	Investment Valuation

Investments in American Century VP, American Funds, Calvert, Fidelity VIP, Franklin Templeton VIP Trust, INVESCO VIF, Janus Aspen, MFS Trust, MML Trust, Oppenheimer Funds, Panorama Fund, Scudder Investment and T. Rowe Price are each stated at market value which is the net asset value per share of each of the respective underlying Funds/Portfolios.

B.	Accounting for Investments

Investment transactions are accounted for on the trade date and identified cost is the basis followed in determining the cost of investments sold for financial statement purposes. Dividend income and gains from realized gain distributions are recorded on the ex-dividend date.

C.	Federal Income Taxes

Operations of the Pan Premier Segment form a part of the total operations of C.M. Life, and the Segment is not taxed separately. C.M. Life is taxed as a life insurance company under the provisions of the 1986 Internal Revenue Code, as amended. The Pan Premier Segment will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code. Under existing federal law, no taxes are payable on net investment income and net realized capital gains attributable to contracts which depend on the Pan Premier Segment’s investment performance. Accordingly, no provision for federal income tax has been made. C.M. Life may, however, make such a charge in the future if an unanticipated change of current law results in a company tax liability attributable to the Pan Premier Segment.

D.	Annuitant Mortality Fluctuation Reserve

The Separate Account maintains a reserve as required by regulatory authorities to provide for mortality losses incurred. The reserve is increased quarterly for mortality gains and its proportionate share of any increases in value. The reserve is changed quarterly for mortality losses and its proportionate share of any decreases in value. Transfers to or from C.M. Life are then made quarterly to adjust the Separate Account. Net transfers from the Separate Account to C.M. Life totaled $46,610 for the year ended December 31, 2003 and net transfers from C.M. Life to the Separate Account totaled $87,483 for the year ended December 31, 2002. The reserve is subject to a maximum of 3% of the Separate Account’s annuity reserves. Any mortality losses in excess of this reserve will be borne by C.M. Life. The reserve is not available to owners of contracts except to the extent necessary to cover mortality losses under the contracts.

E.	Annuity Reserves

Annuity reserves are developed by using accepted actuarial methods and are computed using the Annuity 2000 table.

F.	Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires that management make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Notes To Financial Statements (Continued)

4.	CHARGES

There are no deductions for sales charges made from purchase payments. However, if a withdrawal is made, a contingent deferred sales charge may be assessed by C.M. Life. Any premium taxes relating to the Contracts may be deducted from the purchase payments or contract value when annuity payments or withdrawals are made. Premium taxes generally range from 0% to 3.5%.

There is also an annual contract maintenance charge of $30 per certificate, imposed each year for the expenses incurred by C.M. Life for the establishment and maintenance of the Contract and related administrative expenses. This charge is waived if the certificate value is $50,000 or greater.

For assuming mortality and expense risks, C.M. Life deducts a charge equal, on an annual basis, to 1.25% of the average daily net asset value of the Pan Premier Segment’s assets. C.M. Life also deducts an administrative charge equal, on an annual basis, to .15% of the average daily net assets of the Pan Premier Segment. These charges cover expenses in connection with the administration of the Pan Premier Segment and the certificates.

The mortality risk is a risk that the group of lives C.M. Life insures may, on average, live for shorter periods of time than C.M. Life estimated. The mortality risk is fully borne by C.M. Life and may result in additional amounts being transferred into the Panorama Premier Segment by C.M. Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to C.M. Life.

5.	DISTRIBUTION AGREEMENTS

MML Distributors, LLC (“MML Distributors”), a wholly owned subsidiary of MassMutual, serves as principal underwriter of the contracts pursuant to an underwriting and servicing agreement among MML Distributors, C.M. Life and C.M. Multi-Account A. MML Distributors is registered with the Securities and Exchange Commission (the “SEC”) as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. (the “NASD”). MML Distributors may enter into selling agreements with other broker-dealers who are registered with the SEC and are members of the NASD in order to sell the contracts.

MML Investors Services, Inc. (“MMLISI”), a wholly-owned subsidiary of MassMutual, serves as co-underwriter of the contracts pursuant to underwriting and servicing agreements among MMLISI, C.M. Life and C.M. Multi-Account A. MMLISI is registered with the SEC as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the NASD. Registered representatives of MMLISI sell the contracts as authorized variable contract agents under applicable state insurance laws.

Pursuant to underwriting and servicing agreements, commissions or other fees due to registered representatives for selling and servicing the contracts are paid by C.M. Life on behalf of MML Distributors or MMLISI. MML Distributors and MMLISI also receive compensation for their actions as underwriters of the contracts.

Notes To Financial Statements (Continued)

6.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2003 was as follows:

	American Century® VP Income & Growth Sub-Account	American Century® VP Value Sub-Account	American Funds® Asset Allocation Sub-Account	American Funds® Growth-Income Sub-Account	Calvert Social Balanced Sub-Account	Fidelity® VIP Contrafund® Sub-Account	Fidelity® VIP Growth Sub-Account	Fidelity® VIP Growth Opportunities Sub-Account	Franklin Small Cap Value Securities Sub-Account	INVESCO Financial Services Sub-Account	INVESCO Health Sciences Sub-Account	INVESCO Technology Sub-Account

Cost of purchases	$5,603,958	$5,232,817	$19,078,541	$21,534,820	$866,796	$3,394,189	$2,290,197	$812,894	$1,772,411	$760,176	$1,099,451	$1,721,782

Proceeds from sales	(13,091,050)	(4,885,229)	(263,603)	(214,297)	(537,905)	(9,527,658)	(3,556,889)	(1,613,613)	(22,058)	(1,353,747)	(2,011,792)	(1,192,059)

	Janus Aspen Balanced Sub-Account	Janus Aspen Capital Appreciation Sub-Account	Janus Aspen Worldwide Growth Sub-Account	MFS® Investors Trust Sub-Account	MFS® New Discovery Sub-Account	MML Blend Sub-Account	MML Emerging Growth Sub-Account	MML Enhanced Index Core Equity Sub-Account	MML Equity Sub-Account	MML Equity Index Sub-Account	MML Growth Equity Sub-Account	MML Inflation- Protected Bond Sub-Account

Cost of purchases	$5,560,688	$1,024,317	$713,061	$728,337	$596,894	$4,679,878	$1,672,645	$911,037	$3,746,583	$4,300,993	$616,244	$5,774,034

Proceeds from sales	(9,299,273)	(9,544,784)	(10,430,310)	(2,465,555)	(60,815)	(7,022,819)	(649,985)	(266,634)	(5,116,591)	(5,972,191)	(1,326,118)	(64,450)

	MML Large Cap Value Sub-Account	MML OTC 100 Sub-Account	MML Small Cap Equity Sub-Account	MML Small Cap Growth Equity Sub-Account	MML Small Company Opportunities Sub-Account	Oppenheimer Aggressive Growth Sub-Account	Oppenheimer Bond Sub-Account	Oppenheimer Capital Appreciation Sub-Account	Oppenheimer Global Securities Sub-Account	Oppenheimer High Income Sub-Account	Oppenheimer International Growth Sub-Account	Oppenheimer Main Street Sub-Account

Cost of purchases	$2,300,152	$3,602,801	$2,039,841	$2,197,216	$3,166,832	$927,833	$27,041,178	$5,200,154	$6,300,642	$18,458,972	$104,784,275	$3,343,541

Proceeds from sales	(965,284)	(1,050,292)	(3,307,165)	(1,677,858)	(1,148,842)	(6,515,845)	(35,834,933)	(5,736,338)	(5,220,000)	(12,795,339)	(107,211,478)	(10,209,912)

	Oppenheimer Money Sub-Account	Oppenheimer Multiple Strategies Sub-Account	Oppenheimer Strategic Bond Sub-Account	Panorama Growth Sub-Account	Panorama Total Return Sub-Account	Scudder VIT EAFE® Equity Index Sub-Account	Scudder VIT Small Cap Index Sub-Account	T. Rowe Price Blue Chip Growth Sub-Account	T. Rowe Price Equity Income Sub-Account	T. Rowe Price Mid-Cap Growth Sub-Account	Templeton Foreign Securities Sub-Account

Cost of purchases	$104,647,493	$5,225,459	$17,302,850	$1,126,953	$2,701,569	$1,385,691	$2,611,293	$2,972,613	$5,350,040	$5,116,788	$4,114,370

Proceeds from sales	(148,390,450)	(5,375,199)	(9,474,105)	(4,536,847)	(8,176,442)	(915,508)	(1,491,623)	(140,518)	(21,716)	(7,271,674)	(1,153,603)

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS

The changes in outstanding units (2003-total units; 2002-accumulation units) for the two years ended December 31, 2003 were as follows:

December 31, 2003	American Century® VP Income & Growth Sub-Account	American Century® VP Value Sub-Account	American Funds® Asset Allocation Sub-Account	American Funds® Growth-Income Sub-Account	Calvert Social Balanced Sub-Account	Fidelity® VIP Growth Sub-Account	Fidelity® VIP Contrafund® Sub-Account	Fidelity® VIP Growth Opportunities Sub-Account	Franklin Small Cap Value Securities Sub-Account	INVESCO Financial Services Sub-Account	INVESCO Health Sciences Sub-Account	INVESCO Technology Sub-Account

Units purchased	291,708	331,729	349,646	358,745	50,846	231,797	327,300	63,757	19,066	28,534	87,557	149,426

Units withdrawn	(706,575)	(432,474)	(18,859)	(19,073)	(30,861)	(363,755)	(787,184)	(124,197)	(3,352)	(46,963)	(102,514)	(223,268)

Units transferred between Sub-Accounts and to/from the Fixed Account	(369,193)	145,171	1,390,315	1,523,574	16,817	5,717	14,237	(74,517)	133,718	(37,930)	(64,145)	323,301

Net increase (decrease)	(784,060)	44,426	1,721,102	1,863,246	36,802	(126,241)	(445,647)	(134,957)	149,432	(56,359)	(79,102)	249,459

December 31, 2003 (Continued)	Janus Aspen Balanced Sub-Account	Janus Aspen Capital Appreciation Sub-Account	Janus Aspen Worldwide Growth Sub-Account	MFS® Investors Trust Sub-Account	MFS® New Discovery Sub-Account	MML Blend Sub-Account	MML Emerging Growth Sub-Account	MML Enhanced Index Core Equity Sub-Account	MML Equity Sub-Account	MML Equity Index Sub-Account	MML Growth Equity Sub-Account	MML Inflation- Protected Bond Sub-Account

Units purchased	371,048	154,938	126,878	31,876	6,015	564,752	48,295	78,950	610,162	213,157	64,584	134,225

Units withdrawn	(322,163)	(588,674)	(552,608)	(132,762)	(341)	(647,657)	(49,524)	(25,532)	(559,321)	(493,603)	(95,891)	(10,368)

Units transferred between Sub-Accounts and to/from the Fixed Account	(485,295)	(607,680)	(932,774)	(148,743)	39,648	(299,650)	230,674	20,602	(287,285)	7,510	(51,293)	431,167

Net increase (decrease)	(436,410)	(1,041,416)	(1,358,504)	(249,629)	45,322	(382,555)	229,445	74,020	(236,444)	(272,936)	(82,600)	555,024

December 31, 2003 (Continued)	MML Large Cap Value Sub-Account	MML OTC 100 Sub-Account	MML Small Cap Equity Sub-Account	MML Small Cap Growth Equity Sub-Account	MML Small Company Opportunities Sub-Account	Oppenheimer Aggressive Growth Sub-Account	Oppenheimer Bond Sub-Account	Oppenheimer Capital Appreciation Sub-Account	Oppenheimer Global Securities Sub-Account	Oppenheimer High Income Sub-Account	Oppenheimer International Growth Sub-Account	Oppenheimer Main Street Sub-Account

Units purchased	177,932	167,220	123,206	63,516	58,174	330,282	709,155	501,591	602,091	295,932	71,741	496,508

Units withdrawn	(119,956)	(73,907)	(214,131)	(117,321)	(50,360)	(619,713)	(1,138,655)	(691,002)	(719,675)	(338,814)	(253,069)	(1,155,421)

Units transferred between Sub-Accounts and to/from the Fixed Account	149,995	711,430	2,641	104,697	128,658	(465,161)	(597,840)	166,205	210,899	352,955	23,117	(276,487)

Net increase (decrease)	207,971	804,743	(88,284)	50,892	136,472	(754,592)	(1,027,340)	(23,206)	93,315	310,073	(158,211)	(935,400)

December 31, 2003 (Continued)	Oppenheimer Money Sub-Account	Oppenheimer Multiple Strategies Sub-Account	Oppenheimer Strategic Bond Sub-Account	Panorama Growth Sub-Account	Panorama Total Return Sub-Account	Scudder VIT EAFE ® Equity Index Sub-Account	Scudder VIT Small Cap Index Sub-Account	T. Rowe Price Blue Chip Growth Sub-Account	T. Rowe Price Equity Income Sub-Account	T. Rowe Price Mid-Cap Growth Sub-Account	Templeton Foreign Securities Sub-Account

Units purchased	841,602	215,580	498,568	71,504	50,795	43,280	62,786	36,566	121,889	301,749	144,439

Units withdrawn	(1,969,325)	(460,469)	(509,596)	(290,139)	(423,701)	(36,663)	(94,661)	(2,346)	(6,491)	(606,472)	(107,105)

Units transferred between Sub-Accounts and to/from the Fixed Account	(2,251,299)	123,411	436,091	(123,599)	(213,820)	62,358	109,473	223,429	366,523	197,273	328,156

Net increase (decrease)	(3,379,022)	(121,478)	425,063	(342,234)	(586,726)	68,975	77,598	257,649	481,921	(107,450)	365,490

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

December 31, 2002	American Century ® VP Income & Growth Sub-Account	American Century ® VP Value Sub-Account	Calvert Social Balanced Sub-Account	Fidelity® VIP Growth Sub-Account	Fidelity® VIP II Contrafund® Sub-Account	Fidelity® VIP III Growth Opportunities Sub-Account	INVESCO Financial Services Sub-Account	INVESCO Health Sciences Sub-Account	INVESCO Technology Sub-Account	Janus Aspen Balanced Sub-Account	Janus Aspen Capital Appreciation Sub-Account

Units purchased	506,581	783,266	72,293	344,187	492,664	145,266	52,478	180,583	174,412	770,175	270,011

Units withdrawn	(945,492)	(404,262)	(35,464)	(502,941)	(865,682)	(196,106)	(55,938)	(146,501)	(211,135)	(258,180)	(636,826)

Units transferred between Sub-Accounts and to/from the Fixed Account	(220,305)	1,432,350	90,085	(294,023)	(22,798)	(200,641)	16,627	64,156	205,290	1,179,800	(628,725)

Net increase (decrease)	(659,216)	1,811,354	126,914	(452,777)	(395,816)	(251,481)	13,167	98,238	168,567	1,691,795	(995,540)

December 31, 2002 (Continued)	Janus Aspen Worldwide Growth Sub-Account	MFS® Investors Trust Sub-Account	MML Blend Sub-Account	MML Emerging Growth Sub-Account	MML Enhanced Index Core Equity Sub-Account	MML Equity Sub-Account	MML Equity Index Sub-Account	MML Growth Equity Sub-Account	MML Large Cap Value Sub-Account	MML OTC 100 Sub-Account	MML Small Cap Equity Sub-Account

Units purchased	327,788	115,111	826,274	107,730	25,205	715,448	265,037	81,415	362,953	106,230	247,175

Units withdrawn	(675,033)	(254,617)	(822,294)	(23,085)	(6,048)	(811,351)	(542,580)	(102,845)	(120,000)	(30,228)	(191,767)

Units transferred between Sub-Accounts and to/from the Fixed Account	(849,383)	(61,537)	(561,543)	29,339	20,236	(250,768)	(525,713)	(29,196)	433,518	29,809	262,630

Net increase (decrease)	(1,196,628)	(201,043)	(557,563)	113,984	39,393	(346,671)	(803,256)	(50,626)	676,471	105,811	318,038

December 31, 2002 (Continued)	MML Small Cap Growth Equity Sub-Account	MML Small Company Opportunities Sub-Account	Oppenheimer Aggressive Growth Sub-Account	Oppenheimer Bond Sub-Account	Oppenheimer Capital Appreciation Sub-Account	Oppenheimer Global Securities Sub-Account	Oppenheimer High Income Sub-Account	Oppenheimer Main Street® Growth & Income Sub-Account	Oppenheimer Money Sub-Account	Oppenheimer Multiple Strategies Sub-Account	Oppenheimer Strategic Bond Sub-Account

Units purchased	107,439	128,988	548,938	1,033,932	993,936	930,764	345,277	789,722	1,661,545	365,108	512,209

Units withdrawn	(131,458)	(36,409)	(796,727)	(839,168)	(722,287)	(625,245)	(362,211)	(1,295,118)	(2,046,607)	(578,876)	(326,146)

Units transferred between Sub-Accounts and to/from the Fixed Account	3,147	448,427	(800,589)	2,790,565	499,452	785,258	652,974	(83,617)	1,625,207	86,116	1,105,504

Net increase (decrease)	(20,872)	541,006	(1,048,378)	2,985,329	771,101	1,090,777	636,040	(589,013)	1,240,145	(127,652)	1,291,567

December 31, 2002 (Continued)	Oppenheimer International Growth Sub-Account	Panorama Growth Sub-Account	Panorama Total Return Sub-Account	Scudder VIT EAFE® Equity Index Sub-Account	Scudder VIT Small Cap Index Sub-Account	T. Rowe Price Mid-Cap Growth Sub-Account	Templeton Foreign Securities Sub-Account

Units purchased	100,667	125,269	91,303	93,667	87,226	504,946	169,271

Units withdrawn	(271,258)	(289,778)	(514,680)	(22,522)	(85,761)	(644,134)	(73,090)

Units transferred between Sub-Accounts and to/from the Fixed Account	(34,215)	(175,087)	(336,328)	97,496	120,373	289,705	248,312

Net increase (decrease)	(204,806)	(339,596)	(759,705)	168,641	121,838	150,517	344,493

Notes To Financial Statements (Continued)

8.	UNIT VALUES

A.	A summary of units outstanding (year 2003-total units; prior years-accumulation units), unit values, investment income ratios (2003-gross investment income; prior years-net investment income), expense ratios, excluding expenses of the underlying funds and total return ratios for each of the five years in the period ended December 31, 2003 follows:

		Net Assets		Investment Income Ratio	Expense Ratio	Total Return
	Units	Unit Value	Amount
American Century® VP Income & Growth Sub-Account

December 31,

2003	8,171,398	$11.68	$95,441,466	1.33%	1.40%	27.56%

2002	8,955,458	9.16	82,030,702	(0.30)%	1.40%	(20.49)%

2001	9,614,674	11.52	110,766,512	(0.56)%	1.40%	(9.64)%

2000	9,703,996	12.74	123,696,214	(0.93)%	1.40%	(11.85)%

1999	5,721,214	14.46	82,719,423	(1.37)%	1.40%	16.38%

American Century® VP Value Sub-Account

December 31,

2003	5,410,372	12.96	70,116,690	1.07%	1.40%	27.17%

2002	5,365,944	10.19	54,907,738	4.32%	1.40%	(13.84)%

2001	3,554,590	11.83	42,059,749	(0.66)%	1.40%	11.24%

2000	1,349,515	10.63	14,348,039	0.62%	1.40%	16.51%

1999*	183,748	9.13	1,676,780	(0.42)%	1.40%	(8.70)%

American Funds® Asset Allocation Sub-Account

December 31,

2003*	1,721,102	11.59	19,955,089	4.21%	1.40%	15.94%

American Funds® Growth-Income Sub-Account

December 31,

2003*	1,863,246	12.53	23,346,849	1.93%	1.40%	25.30%

Calvert Social Balanced Sub-Account

December 31,

2003	501,755	8.94	4,487,485	2.03%	1.40%	17.66%

2002	464,953	7.60	3,534,134	1.66%	1.40%	(13.37)%

2001	338,039	8.77	2,966,077	5.73%	1.40%	(8.24)%

2000*	174,782	9.56	1,671,315	9.73%	1.40%	(4.40)%

Fidelity® VIP Contrafund® Sub-Account

December 31,

2003	9,133,624	13.93	127,212,799	0.46%	1.40%	26.68%

2002	9,579,270	10.99	105,330,477	(0.55)%	1.40%	(10.61)%

2001	9,975,086	12.30	122,678,427	2.27%	1.40%	(13.47)%

2000	10,146,607	14.21	144,243,631	8.45%	1.40%	(7.91)%

1999	5,822,234	15.44	89,874,372	(0.28)%	1.40%	22.53%

Fidelity® VIP Growth Sub-Account

December 31,

2003	5,449,133	7.65	41,684,654	0.19%	1.40%	30.94%

2002	5,575,374	5.84	32,725,431	(1.25)%	1.40%	(31.17)%

2001	6,028,151	8.49	51,201,681	5.86%	1.40%	(18.88)%

2000	5,603,546	10.46	58,651,890	2.28%	1.40%	(12.30)%

1999*	721,556	11.93	8,608,595	(0.43)%	1.40%	19.30%

*	Commenced operations

Notes To Financial Statements (Continued)

8.	UNIT VALUES (Continued)

	Units	Net Assets		Investment Income Ratio	Expenses Ratio	Total Return
		Unit Value	Amount
Fidelity® VIP Growth Opportunities Sub-Account

December 31,

2003	1,874,859	$6.90	$12,945,025	0.64%	1.40%	27.86%

2002	2,009,816	5.40	10,853,112	(0.44)%	1.40%	(23.00)%

2001	2,261,297	7.01	15,859,303	(1.20)%	1.40%	(15.64)%

2000	2,068,413	8.31	17,195,115	1.78%	1.40%	(18.32)%

1999*	383,872	10.18	3,907,121	(0.43)%	1.40%	1.80%

Franklin Small Cap Value Securities Sub-Account

December 31,

2003*	149,432	13.21	1,974,494	0.06%	1.40%	32.13%

INVESCO Financial Services Sub-Account

December 31,

2003	646,429	11.94	7,719,994	0.52%	1.40%	27.78%

2002	702,787	9.35	6,570,426	(0.83)%	1.40%	(16.09)%

2001	689,620	11.14	7,683,812	(0.97)%	1.40%	(11.14)%

2000*	386,527	12.53	4,844,906	(0.71)%	1.40%	25.30%

INVESCO Health Sciences Sub-Account

December 31,

2003	1,609,493	10.21	16,432,451	-	1.40%	26.01%

2002	1,688,594	8.10	13,692,349	(1.39)%	1.40%	(25.50)%

2001	1,590,356	10.88	17,313,012	(1.08)%	1.40%	(13.81)%

2000*	1,006,228	12.62	12,709,416	(0.64)%	1.40%	26.20%

INVESCO Technology Sub-Account

December 31,

2003	3,314,898	2.69	8,912,672	-	1.40%	43.27%

2002	3,065,438	1.88	5,755,432	(1.40)%	1.40%	(47.59)%

2001	2,896,871	3.58	10,377,904	(1.47)%	1.40%	(46.59)%

2000*	1,705,036	6.70	11,436,084	(0.56)%	1.40%	(33.00)%

Janus Aspen Balanced Sub-Account

December 31,

2003	4,185,035	9.39	39,281,918	2.16%	1.40%	12.46%

2002	4,621,445	8.35	38,576,742	1.36%	1.40%	(7.75)%

2001	2,929,650	9.05	26,510,980	1.89%	1.40%	(6.00)%

2000*	1,006,340	9.62	9,685,000	4.11%	1.40%	(3.80)%

Janus Aspen Capital Appreciation Sub-Account

December 31,

2003	5,599,107	8.63	48,332,446	0.47%	1.40%	18.86%

2002	6,640,522	7.26	48,244,436	(0.84)%	1.40%	(16.84)%

2001	7,636,062	8.73	66,713,520	(0.22)%	1.40%	(22.77)%

2000	7,414,861	11.31	83,873,488	0.14%	1.40%	(19.32)%

1999*	1,384,214	14.02	19,400,934	0.15%	1.40%	40.20%

Janus Aspen Worldwide Growth Sub-Account

December 31,

2003	5,907,314	8.22	48,530,912	1.10%	1.40%	22.27%

2002	7,265,818	6.72	48,837,539	(0.53)%	1.40%	(26.54)%

2001	8,462,446	9.15	77,427,781	(0.99)%	1.40%	(23.52)%

2000	8,300,464	11.96	99,294,228	8.77%	1.40%	(16.84)%

1999*	1,150,065	14.38	16,539,339	(0.45)%	1.40%	43.80%

*	Commenced operations

Notes To Financial Statements (Continued)

8.	UNIT VALUES (Continued)

	Units	Net Assets		Investment Income Ratio	Expense Ratio	Total Return
		Unit Value	Amount
MFS® Investors Trust Sub-Account

December 31,

2003	1,361,758	$8.04	$10,943,334	0.67%	1.40%	20.45%

2002	1,611,387	6.67	10,765,007	(0.85)%	1.40%	(22.06)%

2001	1,812,430	8.56	15,536,595	1.77%	1.40%	(17.13)%

2000	1,522,150	10.33	15,723,826	(0.59)%	1.40%	(1.53)%

1999*	260,397	10.49	2,731,631	(0.43)%	1.40%	4.90%

MFS® New Discovery Sub-Account

December 31,

2003*	45,322	12.77	578,783	-	1.40%	27.70%

MML Blend Sub-Account

December 31,

2003	6,851,539	8.72	59,719,745	2.62%	1.40%	17.06%

2002	7,234,095	7.45	53,916,909	1.54%	1.40%	(12.76)%

2001	7,791,658	8.53	66,566,288	18.21%	1.40%	(7.07)%

2000	8,137,139	9.18	74,754,516	22.57%	1.40%	(1.36)%

1999*	3,795,596	9.31	35,340,301	6.72%	1.40%	(6.90)%

MML Emerging Growth Sub-Account

December 31,

2003	746,461	4.89	3,653,620	-	1.40%	43.88%

2002	517,016	3.40	1,758,773	(1.39)%	1.40%	(43.27)%

2001	403,032	6.00	2,416,686	(1.47)%	1.40%	(17.59)%

2000*	208,136	7.28	1,514,346	(0.92)%	1.40%	(27.20)%

MML Enhanced Index Core Equity Sub-Account

December 31,

2003	143,088	8.87	1,269,661	1.31%	1.40%	25.39%

2002	69,068	7.08	488,762	(0.24)%	1.40%	(22.85)%

2001*	29,675	9.17	272,201	0.85%	1.40%	(8.27)%

MML Equity Sub-Account

December 31,

2003	6,180,730	7.53	46,544,948	1.82%	1.40%	25.72%

2002	6,417,174	5.99	31,922,377	1.41%	1.40%	(20.67)%

2001	6,763,845	7.55	51,074,189	28.03%	1.40%	(15.91)%

2000	6,005,920	8.98	53,932,141	10.66%	1.40%	1.44%

1999*	2,641,172	8.85	23,381,694	6.58%	1.40%	(11.50)%

MML Equity Index Sub-Account

December 31,

2003	4,733,893	8.05	38,110,160	1.33%	1.40%	26.30%

2002	5,006,830	6.37	31,922,377	(0.41)%	1.40%	(23.54)%

2001	5,810,086	8.34	48,452,005	(0.59)%	1.40%	(13.55)%

2000	5,561,970	9.64	53,635,828	(0.49)%	1.40%	(10.78)%

1999*	2,224,729	10.81	24,046,609	2.28%	1.40%	8.10%

MML Growth Equity Sub-Account

December 31,

2003	1,132,579	7.56	8,565,092	0.02%	1.40%	21.19%

2002	1,215,179	6.24	7,651,568	(1.40)%	1.40%	(28.75)%

2001	1,265,805	8.76	11,190,784	(1.42)%	1.40%	(26.26)%

2000	1,417,644	11.88	13,405,227	20.29%	1.40%	(7.83)%

1999*	428,365	12.89	5,520,707	(0.90)%	1.40%	28.90%

*	Commenced operations

Notes To Financial Statements (Continued)

8.	UNIT VALUES (Continued)

		Net Assets		Investment Income Ratio	Expense Ratio	Total Return
	Units	Unit Value	Amount
MML Inflation-Protected Bond Sub-Account

December 31,

2003*	555,024	$10.37	$5,754,130	2.32%	1.40%	3.67%

MML Large Cap Value Sub-Account

December 31,

2003	1,951,205	9.08	17,720,456	0.77%	1.40%	27.79%

2002	1,743,233	7.11	12,606,760	(0.58)%	1.40%	(17.42)%

2001	1,066,762	8.61	9,256,509	(0.90)%	1.40%	(12.40)%

2000*	343,414	9.82	3,373,909	0.00%	1.40%	(1.80)%

MML OTC 100 Sub-Account

December 31,

2003	1,447,319	3.60	5,210,319	-	1.40%	46.57%

2002	642,577	2.46	1,579,582	(1.39)%	1.40%	(38.49)%

2001	536,766	3.99	2,145,973	(1.43)%	1.40%	(34.03)%

2000*	176,659	6.05	1,069,309	0.28%	1.40%	(39.50)%

MML Small Cap Equity Sub-Account

December 31,

2003	2,177,532	14.00	30,493,430	0.19%	1.40%	29.47%

2002	2,265,815	10.82	24,524,180	(1.15)%	1.40%	(13.06)%

2001	1,947,777	12.44	24,253,198	(0.87)%	1.40%	1.91%

2000	1,415,066	12.21	17,275,727	0.27%	1.40%	12.06%

1999	716,539	10.89	7,806,260	(0.04)%	1.40%	(2.42)%

MML Small Cap Growth Equity Sub-Account

December 31,

2003	1,594,015	12.84	20,460,906	-	1.40%	46.49%

2002	1,543,123	8.76	13,577,101	(1.40)%	1.40%	(26.95)%

2001	1,563,995	11.99	18,775,620	(1.00)%	1.40%	(13.94)%

2000	1,128,566	13.94	19,758,194	14.76%	1.40%	(15.09)%

1999	338,922	16.41	5,579,423	7.28%	1.40%	64.10%

MML Small Company Opportunities Sub-Account

December 31,

2003	784,239	13.99	10,975,255	5.80%	1.40%	40.33%

2002	647,767	9.97	6,459,936	(1.04)%	1.40%	(7.70)%

2001*	106,761	10.80	1,153,545	1.78%	1.40%	8.05%

Oppenheimer Aggressive Growth Sub-Account

December 31,

2003	6,405,091	7.57	48,474,503	-	1.40%	23.85%

2002	7,159,684	6.11	43,803,301	(0.69)%	1.40%	(28.80)%

2001	8,209,062	8.58	70,479,213	15.10%	1.40%	(32.23)%

2000	7,849,349	12.66	99,438,677	0.24%	1.40%	(12.47)%

1999*	724,372	14.47	10,479,972	(0.44)%	1.40%	44.70%

*	Commenced operations

Notes To Financial Statements (Continued)

8.	UNIT VALUES (Continued)

	Units	Net Assets		Investment Income Ratio	Expense Ratio	Total Return
		Unit Value	Amount
Oppenheimer Bond Sub-Account

December 31,

2003	9,246,445	$14.34	$132,602,307	5.74%	1.40%	5.29%

2002	10,273,785	13.62	140,612,808	5.10%	1.40%	7.56%

2001	7,288,456	12.66	92,568,672	4.93%	1.40%	6.28%

2000	4,646,002	11.91	55,351,566	5.54%	1.40%	4.63%

1999	3,191,803	11.39	36,344,164	2.70%	1.40%	(2.89)%

Oppenheimer Capital Appreciation Sub-Account

December 31,

2003	8,665,346	9.98	86,440,256	0.38%	1.40%	29.13%

2002	8,688,551	7.73	67,280,814	(0.80)%	1.40%	(27.88)%

2001	7,917,450	10.71	84,839,914	8.06%	1.40%	(13.80)%

2000	5,887,749	12.43	73,167,847	1.64%	1.40%	(1.61)%

1999*	613,859	12.63	7,752,884	(0.44)%	1.40%	26.30%

Oppenheimer Global Securities Sub-Account

December 31,

2003	7,905,295	13.21	104,444,452	0.74%	1.40%	41.03%

2002	7,811,979	9.37	73,331,454	(0.86)%	1.40%	(23.22)%

2001	6,721,202	12.20	82,047,187	12.00%	1.40%	(13.27)%

2000	5,487,156	14.07	77,194,390	4.74%	1.40%	3.64%

1999*	535,548	13.57	7,269,439	(0.44)%	1.40%	35.70%

Oppenheimer High Income Sub-Account

December 31,

2003	4,318,460	11.31	48,860,106	6.98%	1.40%	22.24%

2002	4,008,387	9.26	37,218,734	8.89%	1.40%	(3.75)%

2001	3,372,347	9.62	32,459,266	7.31%	1.40%	0.54%

2000	2,263,930	9.56	21,665,712	3.38%	1.40%	(5.07)%

1999*	267,508	10.08	2,695,381	(0.41)%	1.40%	0.80%

Oppenheimer International Growth Sub-Account

December 31,

2003	2,591,797	14.40	37,329,333	1.45%	1.40%	48.04%

2002	2,750,008	9.73	26,788,855	(0.61)%	1.40%	(29.50)%

2001	2,954,814	13.80	40,816,743	18.38%	1.40%	(25.37)%

2000	3,109,442	18.49	57,499,140	15.58%	1.40%	(10.68)%

1999*	2,436,619	20.70	50,445,089	0.07%	1.40%	48.28%

Oppenheimer Main Street Sub-Account

December 31,

2003	12,386,122	8.57	106,197,939	0.97%	1.40%	24.96%

2002	13,321,524	6.86	91,436,501	(0.65)%	1.40%	(19.93)%

2001	13,910,537	8.57	119,244,783	(0.90)%	1.40%	(11.42)%

2000	12,819,339	9.67	124,044,217	1.45%	1.40%	(10.04)%

1999*	1,387,578	10.75	14,920,109	(0.43)%	1.40%	7.50%

*	Commenced operations

Notes To Financial Statements (Continued)

8.	UNIT VALUES (Continued)

	Units	Net Assets		Investment Income Ratio	Expense Ratio	Total Return
		Unit Value	Amount
Oppenheimer Money Sub-Account

December 31,

2003	5,122,478	$12.31	$63,033,011	0.80%	1.40%	(0.61)%

2002	8,501,500	12.38	105,574,088	0.07%	1.40%	0.06%

2001	7,261,355	12.37	89,856,975	2.13%	1.40%	2.41%

2000	3,854,135	12.08	46,577,354	4.59%	1.40%	4.68%

1999	2,883,954	11.54	33,286,355	3.47%	1.40%	3.51%

Oppenheimer Multiple Strategies Sub-Account

December 31,

2003	5,042,694	10.92	55,253,062	2.85%	1.40%	23.22%

2002	5,164,170	8.87	45,900,035	3.71%	1.40%	(11.65)%

2001	5,291,822	10.03	53,107,976	6.96%	1.40%	0.79%

2000*	4,227,012	9.96	42,084,169	(0.81)%	1.40%	(0.40)%

Oppenheimer Strategic Bond Sub-Account

December 31,

2003	5,161,449	13.28	68,520,212	6.06%	1.40%	16.43%

2002	4,736,386	11.40	54,291,817	5.61%	1.40%	5.95%

2001	3,444,819	10.76	37,262,505	4.32%	1.40%	3.38%

2000	2,275,830	10.41	23,690,690	2.32%	1.40%	1.21%

1999*	218,135	10.28	2,243,475	(0.41)%	1.40%	2.80%

Panorama Growth Sub-Account

December 31,

2003	2,972,623	11.28	33,555,478	1.15%	1.40%	25.05%

2002	3,314,859	9.02	29,924,004	(0.40)%	1.40%	(20.09)%

2001	3,654,455	11.29	41,285,547	(0.20)%	1.40%	(11.86)%

2000	4,110,616	12.81	52,671,642	26.02%	1.40%	(13.87)%

1999	6,063,225	14.87	90,167,983	3.75%	1.40%	(5.10)%

Panorama Total Return Sub-Account

December 31,

2003	3,977,093	11.97	47,620,766	3.28%	1.40%	19.41%

2002	4,563,820	10.03	45,762,002	2.15%	1.40%	(15.64)%

2001	5,323,525	11.89	63,274,549	3.11%	1.40%	(8.24)%

2000	6,180,156	12.95	80,055,871	14.38%	1.40%	(3.86)%

1999	8,072,959	13.47	108,770,182	5.24%	1.40%	(2.91)%

Scudder VIT EAFE® Equity Index Sub-Account

December 31,

2003	514,612	6.61	3,400,685	4.22%	1.40%	31.50%

2002	445,636	5.03	2,241,139	0.27%	1.40%	(22.69)%

2001	276,995	6.50	1,803,190	(1.43)%	1.40%	(25.74)%

2000*	119,783	8.75	1,048,469	2.84%	1.40%	(12.50)%

Scudder VIT Small Cap Index Sub-Account

December 31,

2003	1,140,023	12.58	14,339,695	0.92%	1.40%	44.39%

2002	1,062,424	8.71	9,259,930	(0.64)%	1.40%	(21.69)%

2001	940,586	11.12	10,470,076	4.39%	1.40%	0.64%

2000	758,552	11.05	8,384,294	(0.60)%	1.40%	(5.20)%

1999*	103,715	11.66	1,209,271	9.70%	1.40%	16.60%

*	Commenced operations

Notes To Financial Statements (Continued)

8.	UNIT VALUES (Continued)

	Units	Net Assets		Investment Income Ratio	Expense Ratio	Total Return
		Unit Value	Amount
T. Rowe Price Blue Chip Growth Sub-Account

December 31,

2003*	257,649	$11.97	$3,083,680	0.25%	1.40%	19.68%

T. Rowe Price Equity Income Sub-Account

December 31,

2003*	481,921	12.18	5,868,439	1.60%	1.40%	21.77%

T. Rowe Price Mid-Cap Growth Sub-Account

December 31,

2003	6,850,538	17.50	119,856,558	-	1.40%	36.47%

2002	6,957,988	12.82	89,359,824	(1.40)%	1.40%	(22.35)%

2001	6,807,471	16.51	112,499,411	(1.45)%	1.40%	(2.31)%

2000	6,364,383	16.90	107,594,322	0.90%	1.40%	5.93%

1999	2,674,794	15.95	42,675,148	1.03%	1.40%	22.01%

Templeton Foreign Securities Sub-Account

December 31,

2003	1,949,277	9.20	17,924,258	1.68%	1.40%	30.38%

2002	1,583,786	7.05	11,215,532	0.17%	1.40%	(19.70)%

2001	1,239,293	8.78	10,903,317	24.34%	1.40%	(17.17)%

2000	1,024,393	10.60	10,864,873	7.16%	1.40%	(3.73)%

1999*	231,770	11.01	2,552,677	(0.42)%	1.40%	10.10%

*	Commenced operations

B.	The Pan Premier Segment is assessed expense charges, including Mortality and Expense risk charges, Administrative charges, Death Benefit Option (if applicable), and Annual Contract Maintenance charges. These charges are either assessed as a direct reduction in unit values or through a redemption of units for all policies contained within the Pan Premier Segment.

Mortality	and Expense Risk Charges:

C.M. Life will make deductions equal, on an annual basis, to 1.25% of the daily net asset value for mortality and expense risks undertaken by C.M. Life.

These charges are a reduction in unit values.

Administrative	Charges:

C.M. Life will make deductions, ranging from 0.15% to 0.25%, on an annual basis, of the daily net asset value. These charges, together with the annual contract maintenance charge, are reimbursement for expenses associated with the administration of the contract and the Pan Premier Segment.

These charges are a reduction in unit values.

Death	Benefit Option:

Persons under the age of 80 upon issuance of contract may elect, for an additional charge, the Ratchet Death benefit as a replacement for the Basic Death Benefit, which is automatically included upon purchase of the contract. This charge is deducted quarterly and ranges from 0.15% to 0.70% of the average daily asset value.

These charges are a reduction in unit values.

Annual	Contract Maintenance Charge:

An annual contract maintenance charge ranging from $30 to $60 may be deducted from the contract at the end of each contract year or on total withdrawal of the contract value. However, this charge is not applicable to contracts with values of $50,000 or more, as determined at the time of deduction or total withdrawal. This fee is included in “withdrawal of funds” in the accompanying statements of changes in net assets.

These charges are a redemption of units.

Independent Auditors' Report

To the Board of Directors and Shareholder of
C.M. Life Insurance Company:

We have audited the accompanying statutory statements of financial position of
C.M. Life Insurance Company (the "Company") as of December 31, 2003 and 2002,
and the related statutory statements of income, changes in shareholder's equity, and cash flows for the years ended December 31, 2003, 2002 and 2001.
These financial statements are the responsibility of the Company's management.
Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Note 2 to the financial statements, the Company has prepared these financial statements using statutory accounting practices prescribed or permitted by the State of Connecticut Insurance Department, which practices differ from accounting principles generally accepted in the United
States of America. The effects on the financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

In our opinion, because of the effects of the matters discussed in the preceding paragraph, the statutory financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of C.M. Life Insurance
Company as of December 31, 2003 and 2002, or the results of its operations or its cash flows for the years ended December 31, 2003, 2002 and 2001.
In our opinion, the statutory financial statements referred to above present fairly, in all material respects, the financial position of C.M. Life Insurance
Company at December 31, 2003 and 2002, and the results of its operations and its cash flows for the years ended December 31, 2003, 2002 and 2001, on the basis of accounting described in Note 2.

As discussed in Note 3 to the statutory financial statements, effective January
1, 2001, the Company adopted certain statutory accounting practices as a result of the State of Connecticut Insurance Department's adoption of the National
Association of Insurance Commissioners' Accounting Practices and Procedures
Manual. In addition, effective January 1, 2003, the Company adopted Statement of Statutory Accounting Principles No. 86, "Accounting for Derivative
Instruments and Hedging, Income Generation, and Replication (Synthetic Asset)
Transactions."

DELOITTE & TOUCHE LLP

March 5, 2004

                                     FF-1

C.M. Life Insurance Company

STATUTORY STATEMENTS OF FINANCIAL POSITION

                                                      December 31,
                                                     2003      2002
                                                     ----      ----
                                                     (In Millions)

          Assets:

          Bonds................................... $2,124.3  $1,510.7
          Common stock--subsidiary................    208.8     194.0
          Mortgage loans..........................    579.8     420.9
          Policy loans............................    124.9     132.9
          Other investments.......................    113.4     110.3
          Cash and short-term investments.........    868.9     722.5
                                                   --------  --------

          Total invested assets...................
                                                    4,020.1
                                                              3,091.3
          Accrued investment income...............     38.4      32.4
          Insurance amounts receivable............    (36.8)     16.4
          Deferred income taxes...................     12.4      10.1
                                                   --------  --------

                                                    4,034.1   3,150.2
          Separate account assets.................  3,531.9   2,958.4
                                                   --------  --------

          Total assets............................ $7,566.0  $6,108.6
                                                   ========  ========

                 See Notes to Statutory Financial Statements.

                                     FF-2

C.M. Life Insurance Company

STATUTORY STATEMENTS OF FINANCIAL POSITION, Continued

                                                       December 31,
                                                      2003         2002
                                                      ----         ----
                                                    ($ In Millions Except For
                                                        Par Value)

         Liabilities:

         Policyholders' reserves................... $3,541.1     $2,712.3
         Deposit fund balances.....................     31.1         16.4
         Policyholders' claims and other benefits..      8.9         16.3
         Transfers due from separate accounts......    (89.0)       (94.3)
         Payable to parent.........................     42.3         46.4
         Federal income taxes......................     27.0         45.0
         Asset valuation reserves..................     25.5         15.8
         Other liabilities.........................     61.1         51.5
                                                     --------     --------

                                                     3,648.0      2,809.4

         Separate account liabilities..............  3,531.9      2,958.4
                                                     --------     --------

         Total liabilities.........................  7,179.9      5,767.8
                                                     --------     --------

         Shareholder's equity:

         Common stock, $200 par value
           50,000 shares authorized
           12,500 shares issued and outstanding....      2.5          2.5
         Paid-in and contributed surplus...........    390.3        390.3
         Surplus...................................     (6.7)       (52.0)
                                                     --------     --------

         Total shareholder's equity................    386.1        340.8
                                                     --------     --------

         Total liabilities and shareholder's equity $7,566.0     $6,108.6
                                                     ========     ========

                 See Notes to Statutory Financial Statements.

                                     FF-3

C.M. Life Insurance Company

STATUTORY STATEMENTS OF INCOME

                                                              Years Ended December 31,
                                                              2003      2002      2001
                                                              ----      ----      ----
                                                                    (In Millions)

Revenue:

Premium income............................................. $1,380.8  $1,830.1  $1,618.8
Net investment income......................................    210.7     147.3     115.3
Fees and other income......................................    149.6     143.1      72.5
                                                            --------  --------  --------

Total revenue..............................................  1,741.1   2,120.5   1,806.6
                                                            --------  --------  --------

Benefits and expenses:

Policyholders' benefits and payments.......................
                                                               610.1
                                                                         658.0
                                                                                   467.7
Addition to policyholders' reserves and funds..............    769.9   1,204.6   1,059.6
Operating expenses.........................................    118.0     152.3     168.5
Commissions................................................    114.4     136.1     121.9
State taxes, licenses and fees.............................     18.0      18.1      14.8
                                                            --------  --------  --------

Total benefits and expenses................................  1,630.4   2,169.1   1,832.5
                                                            --------  --------  --------

Net gain (loss) from operations before federal income taxes    110.7     (48.6)    (25.9)

Federal income taxes (benefit).............................     37.1      12.5      (1.8)
                                                            --------  --------  --------

Net gain (loss) from operations............................     73.6     (61.1)    (24.1)

Net realized capital (losses) gains........................     (3.3)     61.7      (5.5)
                                                            --------  --------  --------

Net income (loss).......................................... $   70.3  $    0.6  $  (29.6)
                                                            ========  ========  ========

                 See Notes to Statutory Financial Statements.

                                     FF-4

C.M. Life Insurance Company

STATUTORY STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY

                                                                   Years Ended December 31,
                                                                    2003     2002    2001
                                                                    ----     ----    ----

Shareholder's equity, beginning of year, as previously reported... $340.8   $187.9  $146.7
Cumulative effect of the change in statutory accounting principles      -        -    15.9
                                                                   ------   ------  ------

Shareholder's equity, beginning of year, as adjusted..............  340.8    187.9   162.6

Increase (decrease) due to:

Net income (loss).................................................   70.3      0.6   (29.6)
Change in net unrealized capital gains (losses)...................    1.7      1.1    (4.9)
Change in asset valuation reserves................................   (9.7)     0.3     4.7
Additional paid-in and contributed surplus........................      -    191.5    45.0
Change in non-admitted assets.....................................  (26.8)   (11.0)    8.1
Change in reserve valuation bases.................................      -    (34.9)      -
Change in deferred income tax.....................................    9.8      2.9     2.0
Other.............................................................      -      2.4       -
                                                                   ------   ------  ------

Net increase......................................................   45.3    152.9    25.3
                                                                   ------   ------  ------

Shareholder's equity, end of year................................. $386.1   $340.8  $187.9
                                                                   ======   ======  ======

                 See Notes to Statutory Financial Statements.

                                     FF-5

C.M. Life Insurance Company

STATUTORY STATEMENTS OF CASH FLOWS

                                                                      Years Ended December 31,
                                                                      2003       2002      2001
                                                                      ----       ----      ----
                                                                           (In Millions)

Cash flows from operating activities:

Net income (loss)................................................. $    70.3  $     0.6  $ (29.6)
Addition to policyholders' reserves and policy benefits, net of
  transfers to separate accounts..................................     826.7      970.6    406.2
Change in accrued investment income...............................      (6.0)      (4.6)    (6.4)
Change in federal income tax payable or receivable................     (18.0)      22.5     10.2
Net realized capital losses (gains)...............................       3.3      (61.7)     5.5
Other.............................................................      73.5       31.1     13.7
                                                                   ---------  ---------  -------

Net cash provided by operating activities.........................     949.8      958.5    399.6
                                                                   ---------  ---------  -------

Cash flows from investing activities:

Loans and purchases of investments................................  (1,492.8)  (1,029.0)  (713.5)
Sales and maturities of investments and receipts from repayment of
  loans...........................................................     675.7      575.4    360.6
                                                                   ---------  ---------  -------

Net cash used in investing activities.............................    (817.1)    (453.6)  (352.9)
                                                                   ---------  ---------  -------

Cash flows from financing activities:

Policyholders' account balance deposits...........................      22.5       16.6      5.2
Policyholders' account balance withdrawals........................      (8.8)      (8.6)    (2.7)
Additional paid-in and contributed surplus........................         -          -     45.0
                                                                   ---------  ---------  -------

Net cash provided by financing activities.........................      13.7        8.0     47.5
                                                                   ---------  ---------  -------

Increase in cash and short-term investments.......................     146.4      512.9     94.2

Cash and short-term investments, beginning of year................     722.5      209.6    115.4
                                                                   ---------  ---------  -------

Cash and short-term investments, end of year...................... $   868.9  $   722.5  $ 209.6
                                                                   =========  =========  =======

                 See Notes to Statutory Financial Statements.

                                     FF-6

Notes To Statutory Financial Statements

1. NATURE OF OPERATIONS

   C.M. Life Insurance Company (the "Company") is a wholly-owned stock life insurance subsidiary of Massachusetts Mutual Life Insurance Company
   ("MassMutual"). The Company provides life insurance and annuities to individuals and group life insurance to institutions.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES

a. Basis of Presentation

   The accompanying statutory financial statements have been prepared in conformity with the statutory accounting practices, except as to form, of the National Association of Insurance Commissioners ("NAIC") and the
   accounting practices prescribed or permitted by the State of Connecticut
   Insurance Department ("Department").

   On January 1, 2003, the Company adopted Statement of Statutory Accounting
   Principles No. 86 "Accounting for Derivative Instruments and Hedging, Income
   Generation, and Replication (Synthetic Asset) Transactions" ("SSAP No. 86").
   For 2002, prior to the adoption of SSAP 86, changes in the fair value of derivative financial instruments were recorded as a component of net income as realized capital gains and losses. In 2003, changes in the fair value of these instruments are recorded in the Statutory Statement of Changes in
   Shareholder's Equity as unrealized capital gains and losses. See Note 3 for additional information regarding the adoption of new accounting standards.

   On January 1, 2001, the Company adopted the Codification of Statutory
   Accounting Principles ("Codification"). Codification provides a comprehensive guide of statutory accounting principles for use by insurers in the United States of America.

   Statutory accounting practices are different in some respects from financial statements prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The more significant differences between statutory accounting principles and GAAP are as follows:
   (a) acquisition costs, such as commissions and other variable costs that are directly related to acquiring new business, are charged to current operations as incurred, whereas GAAP generally capitalizes these expenses and amortizes them over the expected life of the policies; (b) statutory policy reserves are based upon the Commissioners' Reserve Valuation Methods and statutory mortality and interest assumptions, whereas GAAP reserves would generally be based upon the net level premium method or the estimated gross margin method, with appropriate estimates of future mortality and interest assumptions; (c) bonds are generally carried at amortized cost, whereas GAAP reports bonds at fair value; (d) deferred income taxes, which provide for book versus tax temporary differences, are subject to limitation and are charged directly to shareholder's equity, whereas GAAP would include the change in deferred taxes as a component of net income; (e) payments received for universal and variable life products and variable annuities are reported as premium income and changes in reserves, whereas under GAAP, these payments would be recorded as deposits to policyholders' account balances; (f) majority-owned subsidiaries are accounted for using the equity method, whereas GAAP would consolidate these entities; (g) assets are reported at "admitted asset" value and "non-admitted assets" are excluded through a charge against shareholder's equity, while under GAAP,
   "non-admitted assets" are recorded net of any valuation allowance; (h)
   reinsurance recoverables are reported as a reduction of policyholders'
   reserves and deposit fund balances, while under GAAP, these recoverables are reported as an asset; and (i) changes in the fair value of derivative financial instruments are recorded as a change in shareholder's equity, whereas GAAP records these changes as a component of net income.

   The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during reporting periods. The most significant estimates include those used in determining the carrying values of investments and derivatives, investment valuation reserves on mortgage loans, other than temporary impairments, and the liability for future policyholders' reserves and deposit fund balances. Future events, including but not limited to, changes in the levels of mortality, interest rates, persistency and asset valuations, could cause actual results to differ from the estimates used in the statutory financial statements. Although some variability is inherent in these estimates, management believes the amounts presented are appropriate.

   Certain 2002 and 2001 balances have been reclassified to conform to the current year presentation.

                                     FF-7

Notes To Statutory Financial Statements, Continued

b. Bonds

   Generally, bonds are valued at amortized cost using the constant yield method. Bond transactions are recorded on a trade date basis. The values of bonds are adjusted for impairments in value deemed to be other than temporary. The Company considers the following factors in the evaluation of whether a decline in value is other than temporary: (a) the financial condition and near-term prospects of the issuer; (b) the Company's ability and intent to retain the investment for a period of time sufficient to allow for an anticipated recovery in value; and (c) the period and degree to which the market value has been below cost. If the impairment is other than temporary, a direct write-down is recognized as a component of net income as a realized capital loss and a new cost basis is established using management's estimate of net realizable value.

   For mortgage-backed securities included in bonds, the Company recognizes income using a constant yield based on anticipated prepayments and the estimated economic life of the securities. When estimates of prepayments change, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment in these securities is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the securities. This adjustment is reflected in net investment income.

c. Common Stock-Subsidiary

   During 2002, MML Bay State Insurance Company ("Bay State") became a wholly-owned stock life insurance subsidiary of the Company through the contribution of all of Bay State's outstanding shares of common stock from
   MassMutual to the Company. This transaction was in the form of a related party capital contribution and is therefore considered a "non-economic transaction." The transaction was recorded at existing book value and no realized capital gain or loss was recorded on this transaction. The Company accounts for the value of its investment in Bay State at its underlying statutory net equity. Bay State's operating results, less dividends declared, are reflected as net unrealized capital gains in the Statutory
   Statements of Changes in Shareholder's Equity. Dividends are recorded as net investment income when received.

d. Mortgage Loans

   Mortgage loans are valued at amortized cost net of valuation reserves. The
   Company discontinues the accrual of interest on mortgage loans which are delinquent more than 90 days or when collection is uncertain. Interest income earned on impaired loans is accrued on the net carrying value of the loan based on the loan's effective interest rate; however, interest is not accrued for impaired loans more than 60 days past due. When it is probable that the Company will be unable to collect all amounts of principal and interest due according to the contractual terms of the mortgage loan agreement, a valuation reserve is established for the excess of the carrying value of the mortgage loan over its estimated fair value. The estimated fair value is based on the collateral value of the loan. Changes in the valuation reserves for mortgage loans are included in net unrealized capital gains or losses. When an event occurs resulting in an impairment that is other than temporary, a direct write-down is recognized as a component of net income as a realized capital loss and a new cost basis is established. Collateral value is used as the measurement method if foreclosure becomes probable.

e. Policy Loans

   Policy loans are carried at the outstanding loan balance less amounts unsecured by the cash surrender value of the policy. Accrued investment income on policy loans more than 90 days past due is included in the unpaid balance of the policy loan.

f. Other Investments

   Other investments primarily include investments in derivatives, unaffiliated common stocks, partnerships, limited liability companies, real estate, and preferred stocks. Preferred stocks in good standing are valued at amortized cost.

   Unaffiliated common stocks are valued at fair value with unrealized capital gains and losses included as a change in shareholder's equity. Common stock transactions are recorded on a trade date basis.

   The values of unaffiliated common stocks are adjusted for impairments in value deemed to be other than temporary. The Company considers the following factors in the evaluation of whether a decline in value is other than temporary: (a) the financial condition and near-term prospects of the issuer; (b) the Company's ability and intent to retain the investment for a period of time sufficient to allow for an anticipated recovery in value; and
   (c) the period and degree to which the market value has been below cost. If the impairment is other than temporary, a direct write down is recognized as a component of net income as a realized capital loss, and a new cost basis is established using fair value.

                                     FF-8

Notes To Statutory Financial Statements, Continued

   The Company uses derivative financial instruments in the normal course of business to manage investment risks, primarily to reduce interest rate and duration imbalances determined in asset/liability analyses. The Company also uses a combination of derivatives and short-term investments to economically create temporary investment positions, which are highly liquid and of high quality. These investments perform like bonds and are held to improve the quality and performance of the general account until other suitable investments become available. The Company's derivative strategy employs a variety of instruments, including forward commitments, interest rate and currency swaps, equity and asset swaps and options. Investment risk is assessed on a portfolio basis and derivative financial instruments are not designated as a hedge with respect to a specific risk; therefore, the criteria for hedge accounting are not met.

   For derivative financial instruments, the fair value is included in other investments on the Statutory Statements of Financial Position. Net amounts receivable and payable are accrued and included in other investments on the
   Statutory Statements of Financial Position.

   Partnerships and limited liability companies ("LLCs") are accounted for using the equity method. When it is probable that the Company will be unable to recover the outstanding carrying value of an investment, an other than temporary impairment is recognized as a component of net income as a realized capital loss for the excess of the carrying value over the estimated fair value. The estimated fair value is determined by evaluating the Company's current equity value in the underlying investment, performed by assessing the partnership or LLC's balance sheet, cash flow and current financial condition.

g. Cash and Short-Term Investments

   The Company considers all highly liquid investments purchased with maturity of twelve months or less to be short-term investments. Short-term investments are carried at amortized cost, which approximates fair value.

h. Accrued Investment Income

   Accrued investment income consists primarily of interest and dividends.
   Interest is recognized on an accrual basis and dividends are recorded as earned at the ex-dividend date. Due and accrued income is not recorded on:
   (a) unpaid interest on bonds in default; (b) interest on mortgage loans delinquent more than 90 days or where collection of interest is uncertain;
   (c) rent in arrears for more than three months; and (d) policy loan interest due and accrued in excess of cash value.

i. Non-Admitted Assets

   Assets designated as "non-admitted" by the NAIC include prepaid agent commissions, other prepaid expenses, advances and receivables, and interest maintenance reserve ("IMR") asset. Such amounts are excluded from the
   Statutory Statements of Financial Position by an adjustment to shareholder's equity.

j. Separate Accounts

   Separate account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of variable annuity and variable life insurance policyholders. Assets consist principally of marketable securities reported at fair value and are not available to satisfy liabilities that arise from any other business of the Company.
   Separate account liabilities represent segregated policyholder funds administered and invested by the Company to meet specific investment objectives of the policyholders. The Company receives administrative and investment advisory fees from these accounts.

   Separate accounts reflect two categories of risk assumption: non-guaranteed separate accounts for which the policyholder assumes the investment risk and guaranteed separate accounts. The Company did not have any guaranteed separate accounts at December 31, 2003 or 2002. Premium income, benefits and expenses of the separate accounts are reported as a component of net income.
   Investment income and realized and unrealized capital gains and losses on the assets of separate accounts accrue to policyholders and, accordingly, are not reported as a component of net income.

k. Policyholders' Reserves

   Policyholders' reserves provide amounts adequate to discharge estimated future obligations in excess of estimated future premiums on policies in force. Reserves for life insurance contracts are developed using accepted actuarial methods

                                     FF-9

Notes To Statutory Financial Statements, Continued

   computed principally on the net level premium method and the Commissioners'
   Reserve Valuation Method bases using the 1980 Commissioners' Standard
   Ordinary mortality tables with assumed interest rates ranging from 4.00% to
   4.50%.

   Reserves for individual annuities are based on account value or accepted actuarial methods, principally at interest rates ranging from 5.25% to 7.25%.

   Tabular interest, tabular less actual reserves released, and tabular cost for all life contracts are determined in accordance with NAIC Annual
   Statement Instructions. Term life products use a formula that applies a weighted average interest rate determined from a seriatim valuation file to the mean average reserves. Universal life, variable life and corporate owned life insurance products use a formula which applies a weighted average credited rate to the mean account value.

   The Company waives deduction of deferred fractional premiums at death and returns any portion of the final premium beyond the date of death. Reserves are computed using continuous functions to reflect these practices.

   The reserve method applied to standard policies is used for the substandard reserve calculations which are based on a substandard mortality rate (a multiple of standard reserve tables).

   The Company had $4,925.0 million and $3,542.5 million of insurance in force at December 31, 2003 and 2002, respectively, for which the gross premium is less than the net premium according to the standard valuation set by the
   Department.

   Guaranteed minimum death benefit ("GMDB") reserves on certain variable universal life and variable individual annuity products are also established by the Company. These reserves are largely a function of historical separate account returns, assumptions regarding future separate account returns, as well as the contractual provisions of the issued GMDBs. During 2003, the
   Company reflected an amendment to Actuarial Guideline XXXIV related to GMDB reserves. There was no significant impact on the required reserves. The GMDB reserve balances at December 31, 2003 and 2002 were $10.3 million and $22.8 million, respectively.

   During 2002, the Company reflected Actuarial Guidelines XXXVII and XXXVIII related to reserves on certain universal life policies issued prior to
   December 31, 2001, resulting in a $36.1 million decrease in shareholder's equity.

   During 2002, the Company reflected Actuarial Guideline XXXIV for minimum guaranteed death benefits included in variable annuity contracts, resulting in a $1.2 million increase in shareholder's equity.

   All policy liabilities and accruals are based on the various estimates discussed above. Management believes that policy liabilities and accruals will be sufficient, in conjunction with future revenues, to meet future obligations of policies and contracts in force.

l. Deposit Fund Balances

   Reserves for supplemental contracts and annuities certain are based on account value or accepted actuarial methods, principally at interest rates ranging from 2.25% to 11.25%.

m. Transfers Due From Separate Accounts

   Transfers due from separate accounts represent a net receivable from the
   Company's separate account.

n. Asset Valuation Reserves

   The Company maintains an asset valuation reserve ("AVR"). The AVR is a contingency reserve to offset potential credit-related losses of stocks, as well as declines in the value of bonds, mortgage loans, real estate investments, partnerships and LLCs.

o. Other Liabilities

   Other liabilities primarily include cash collateral received related to derivative contracts, derivatives payable, insurance and investment amounts in suspense, payables for securities purchased, amounts payable on reinsurance contracts, and due and accrued expenses.

                                     FF-10

Notes To Statutory Financial Statements, Continued

p. Reinsurance

   The Company enters into reinsurance agreements with MassMutual and other insurance companies in the normal course of business in order to limit its insurance risk. Assets and liabilities related to reinsurance ceded are reported on a net basis. Premium income, benefits to policyholders, and policyholders' reserves are stated net of reinsurance. Reinsurance premium, commissions, expense reimbursements, benefits and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. The Company remains primarily liable to the insured for the payment of benefits if the reinsurer cannot meet its obligations under the reinsurance agreements. See Note 7 for additional information on reinsurance agreements with affiliates.

q. Premium and Related Expense Recognition

   Life insurance premium revenue is generally recognized annually on the anniversary date of the policy and excess premium for flexible products is recognized when received. Annuity premium is recognized when received.
   Commissions and other costs related to issuance of new policies, and policy maintenance and settlement costs are charged to current operations when incurred. Surrender fee charges on certain life and annuity products are recorded as a component of net income in benefits and expenses.

r. Realized and Unrealized Capital Gains and Losses

   Realized capital gains and losses, net of taxes, exclude gains and losses deferred into the IMR and gains and losses of the separate accounts.
   Realized capital gains and losses are recognized in net income and are determined using the specific identification method. Net realized after-tax capital losses of $6.1 million in 2003, $8.9 million in 2002, and $0.9 million in 2001 were deferred into the IMR.

   The IMR defers all interest-related, after-tax, realized capital gains and losses. These interest-related gains and losses are amortized into net investment income using the grouped method over the remaining life of the investment sold or over the remaining life of the underlying asset.
   Amortization of the IMR amounted to $6.3 million in 2003, $0.6 million in
   2002 and $(0.9) million in 2001.

   Unrealized capital gains and losses are recorded as a change in shareholder's equity.

3. NEW ACCOUNTING STANDARDS

   On January 1, 2003, the Company adopted SSAP No. 86. SSAP No. 86 supercedes
   SSAP No. 31 and establishes statutory accounting principles for derivative instruments and hedging, income generation, and replication (synthetic asset) transactions using selected concepts outlined in Financial Accounting
   Standards Board Statement No. 133, "Accounting for Derivative Instruments
   and Hedging Activities." SSAP No. 86 requires that derivative instruments used in hedging transactions that meet the criteria of a highly effective hedge shall be valued and reported in a manner that is consistent with the hedged asset or liability. SSAP No. 86 also requires that derivative instruments used in the hedging transactions that do no meet or no longer meet the criteria of an effective hedge shall be accounted for at fair value and the changes in fair value shall be recorded as unrealized capital gains or losses. SSAP No. 86 is effective for derivative transactions entered into or modified on or after January 1, 2003. For derivative contracts entered into prior to January 1, 2003, insurers could choose to either follow SSAP
   No. 31 or apply the provisions of SSAP No. 86 to all of its open derivative positions as of January 1, 2003. The Company elected to apply the provisions of SSAP No. 86 to all of its open derivative positions as of January 1,
   2003. Adoption of SSAP No. 86 by the Company changes the reporting of derivatives mark-to-market that do not qualify for hedge accounting from realized capital gains and losses to unrealized capital gains and losses with no impact on shareholder's equity. Accordingly, the Company reports the change in market value of its open derivative contracts for the year ended
   December 31, 2003 of $27.0 million as a change in net unrealized capital losses on the Statutory Statement of Changes in Shareholder's Equity and for
   the years ended December 31, 2002 and 2001 of $68.5 million and $1.0 million, respectively, as a component of net income as net realized capital gains.

   On January 1, 2001, Codification became effective and was adopted by the
   Company. Codification provides a comprehensive guide of statutory accounting principles for use by insurers in the United States of America. The cumulative effect of this change in statutory accounting principles on shareholder's equity of $15.9 million was principally due to a change in accounting for certain investments in derivatives, the exclusion of a cost of collection liability and the admission of a net deferred tax asset.

                                     FF-11

Notes To Statutory Financial Statements, Continued

4. INVESTMENTS

   The Company maintains a diversified investment portfolio. Investment policies limit concentration in any asset class, geographic region, industry group, economic characteristic, investment quality, or individual investment.

a. Bonds

   The carrying value and estimated fair value of bonds were as follows:

                                                                       December 31, 2003
                                                            ----------------------------------------
                                                                       Gross      Gross    Estimated
                                                            Carrying Unrealized Unrealized   Fair
                                                             Value     Gains      Losses     Value
                                                             -----     -----      ------     -----
                                                                         (In Millions)
U.S. Treasury securities and obligations of U.S. government
 corporations and agencies                                  $  159.9   $  2.4     $ 0.2    $  162.1
Debt securities issued by foreign governments                    0.5      0.1         -         0.6
Asset-backed securities                                        132.3      3.0       1.5       133.8
Mortgage-backed securities                                     256.3      3.9       1.8       258.4
State and local governments                                      5.4      0.2       0.2         5.4
Corporate debt securities                                    1,439.2     85.2       8.8     1,515.6
Utilities                                                      122.6      8.1       0.7       130.0
Affiliates                                                       8.1        -         -         8.1
                                                            --------   ------     -----    --------
                                                            $2,124.3   $102.9     $13.2    $2,214.0
                                                            ========   ======     =====    ========

                                                                       December 31, 2002
                                                            ----------------------------------------
                                                                       Gross      Gross    Estimated
                                                            Carrying Unrealized Unrealized   Fair
                                                             Value     Gains      Losses     Value
                                                             -----     -----      ------     -----
                                                                         (In Millions)
U.S. Treasury securities and obligations of U.S. government
 corporations and agencies                                  $   58.5   $  1.7      $0.1    $   60.1
Debt securities issued by foreign governments                    1.4        -         -         1.4
Asset-backed securities                                         54.3      4.0       1.7        56.6
Mortgage-backed securities                                     244.7      8.0         -       252.7
State and local governments                                      1.1      0.2         -         1.3
Corporate debt securities                                    1,072.1     89.3       6.0     1,155.4
Utilities                                                       69.9      6.1       0.9        75.1
Affiliates                                                       8.7      0.1       0.2         8.6
                                                            --------   ------      ----    --------
                                                            $1,510.7   $109.4      $8.9    $1,611.2
                                                            ========   ======      ====    ========

   The following table summarizes the carrying value and estimated fair value of bonds at December 31, 2003 by contractual maturity. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without prepayment penalties.

                                                                                  Estimated
                                                                         Carrying   Fair
                                                                          Value     Value
                                                                          -----     -----
                                                                           (In Millions)
Due in one year or less                                                  $   49.8 $   50.7
Due after one year through five years                                       385.0    406.9
Due after five years through ten years                                      966.9  1,025.2
Due after ten years                                                         187.9    192.1
                                                                         -------- --------
                                                                          1,589.6  1,674.9
Asset and mortgage-backed securities, and obligations of U.S. government
 corporations and agencies                                                  534.7    539.1
                                                                         -------- --------
                                                                         $2,124.3 $2,214.0
                                                                         ======== ========

                                     FF-12

Notes To Statutory Financial Statements, Continued

   The purchases, sales and maturities, and gain/loss activity of bonds were as follows:

                                                      Years Ended December 31,
                                                      ------------------------
                                                        2003      2002   2001
                                                        ----      ----   ----
                                                          (In Millions)
    Cost of investments acquired                      $1,161.2   $840.1 $550.3
    Proceeds from investments sold, matured or repaid    544.8    482.6  275.0
    Gross realized capital gains                           6.1      3.3    1.6
    Gross realized capital losses                          8.9     14.3    9.3

   Portions of realized capital gains and losses were deferred into the IMR.
   Other than temporary impairments on bonds during the years ended December
   31, 2003, 2002 and 2001 were $4.9 million, $6.3 million and $4.7 million, respectively, and were recorded as a component of net income as a realized capital loss.

   The Company reviews and monitors its investments on an ongoing basis. Many factors are taken into consideration when determining whether an investment's loss should be considered other than temporary. Some of these factors include: the magnitude and duration of the loss associated with the investment, the state of the issuer's financial condition and the issuer's continued satisfaction of the securities' obligations. The Company considers the following guideline in the evaluation of the magnitude and duration of a loss: fixed maturity investments that have a fair value of 80% or less of book value for six months or greater. Through the Company's comprehensive evaluation, management concluded that the fixed maturities related to the unrealized losses do not substantiate an other than temporary designation.
   Of the $16.5 million in unrealized losses, $3.6 million are related to unrealized losses of 12 months or longer.

   The Company is not exposed to any significant credit concentration risk of a single or group non-governmental issue.

b. Common Stock-Subsidiary

   During 2002, Bay State became a wholly-owned stock life insurance subsidiary of the Company through the contribution of all of Bay State's outstanding shares of common stock from MassMutual to the Company. Bay State primarily writes variable life and corporate owned life insurance business. During
   2003, the Company received $19.0 million in dividends from Bay State.
   Summarized below is statutory financial information for Bay State as of and for the years then ended:

                                         December 31,
                                         ------------
                                    2003     2002     2001
                                    ----     ----     ----
                                        (In Millions)
                    Total revenue $  183.9 $  193.2 $  676.2
                    Net income        34.9     14.7     25.4
                    Assets         4,112.3  3,872.2  3,870.1
                    Liabilities    3,903.5  3,678.2  3,689.8

c. Mortgage Loans

   Mortgage loans, comprised primarily of commercial mortgage loans, were
   $579.8 million and $420.9 million, net of valuation reserves of $0.2 million and $0.1 million at December 31, 2003 and 2002, respectively. The Company's mortgage loans primarily finance various types of commercial properties throughout the United States. There were no other than temporary impairments recorded for the years ended December 31, 2003, 2002 and 2001. There were no restructured loans at December 31, 2003 and 2002.

                                     FF-13

Notes To Statutory Financial Statements, Continued

   At December 31, 2003 scheduled mortgage loan maturities, net of valuation reserves, were as follows:

                                              (In Millions)
                    2004                         $ 14.9
                    2005                           42.4
                    2006                           43.4
                    2007                           23.6
                    2008                           70.8
                    Thereafter                    202.4
                                                 ------
                    Commercial mortgage loans     397.5
                    Mortgage loans pools          182.3
                                                 ------
                    Total mortgage loans         $579.8
                                                 ======

   The Company invests in mortgage loans collateralized principally by commercial real estate. During 2003, commercial mortgage loan lending rates ranged from 2.4% to 8.9%, and mezzanine loan lending rates ranged from 10.0%
   to 10.5%.

   The purchases, sales and maturities, and gain/loss activity of mortgage loans were as follows:

                                                       Years Ended December 31,
                                                       ------------------------
                                                        2003     2002    2001
                                                        ----     ----    ----
                                                          (In Millions)
     Cost of investments acquired                      $261.5   $168.0  $119.4
     Proceeds from investments sold, matured or repaid  103.6     75.5    61.0
     Gross realized capital gains                         0.1      0.1     0.6
     Gross realized capital losses                        0.5      0.4       -

   The maximum percentage of any one loan to the value of security at the time the loan was originated, exclusive of mezzanine, insured, guaranteed or purchase money mortgages, was 80% and 84% at December 31, 2003 and 2002, respectively. The maximum percentage of any one mezzanine loan to the value of security at the time the loan was originated was 96% and 98% at December
   31, 2003 and 2002, respectively.

   The geographic distributions of the mortgage loans were as follows:

                                                 December 31,
                                                 ------------
                                                  2003   2002
                                                  ----   ----
                                                 (In Millions)
                  California                     $ 97.9 $ 63.7
                  Texas                            48.8   33.3
                  Illinois                         21.7   16.6
                  Massachusetts                    21.5   13.3
                  Pennsylvania                     17.3   16.5
                  New York                         17.2   17.2
                  Florida                          11.3   20.3
                  All other states and countries  161.8   88.2
                                                 ------ ------
                  Commercial mortgage loans       397.5  269.1
                  Mortgage loan pools             182.3  151.8
                                                 ------ ------
                  Total mortgage loans           $579.8 $420.9
                                                 ====== ======

d. Other Investments

   Investments in partnerships and LLCs were $22.5 million and $6.7 million at
   December 31, 2003 and 2002, respectively. Other than temporary impairments of partnerships and LLCs for the years ended December 31, 2003 and 2002 were
   $0.1 million and $0.4 million, respectively, and were included as a component of net income as a realized capital loss. There were no other than temporary impairments for the year ended December 31, 2001. Net investment income of partnerships and LLCs was less than $1 million for the years ended
   December 31, 2003, 2002, respectively. There was no net investment income for the year ended December 31, 2001 for these investments.

                                     FF-14

Notes To Statutory Financial Statements, Continued

   The purchases, sales and gain/loss activity of partnerships and LLCs were as follows:

                                                          Years Ended December 31,
                                                          ------------------------
                                                          2003     2002    2001
                                                          ----     ----    ----
                                                           (In Millions)
       Cost of investments acquired                       $17.3    $6.2    $0.1
       Proceeds from investments sold                       1.6       -       -
       Gross realized capital gains                         0.2       -       -
       Gross realized capital losses                        0.2     0.4       -

e. Short-Term Investments

   The carrying value of short-term investments was as follows:

                                                           December 31,
                                                           ------------
                                                            2003   2002
                                                            ----   ----
                                                           (In Millions)
        U. S. Treasury securities and obligations of U.S.
         government corporations and agencies              $ 23.9 $ 95.6
        Corporate debt securities                           774.8  585.0
        Utilities                                            84.1   35.4
                                                           ------ ------
        Total                                              $882.8 $716.0
                                                           ====== ======

f. Net Realized Capital Gains and Losses

   Net realized capital gains and losses were comprised of the following:

                                                           Years Ended December 31,
                                                           ------------------------
                                                            2003      2002    2001
                                                            ----      ----    ----
                                                               (In Millions)
Bonds                                                      $ (2.8)   $(11.0) $(7.7)
Mortgage loans                                               (0.4)     (0.3)   0.6
Closed derivatives                                          (10.3)     (9.0)  (1.2)
Other investments                                             0.6      (1.2)   0.1
Federal and state taxes                                       3.5       5.8    0.8
                                                           ------    ------  -----
Subtotal                                                     (9.4)    (15.7)  (7.4)
Derivatives mark-to-market                                      -      68.5    1.0
                                                           ------    ------  -----
Net realized capital (losses) gains before deferral to IMR   (9.4)     52.8   (6.4)
                                                           ------    ------  -----
Losses deferred to IMR                                        9.4      13.7    1.4
Less: taxes on net deferred losses                           (3.3)     (4.8)  (0.5)
                                                           ------    ------  -----
Net loss deferred to IMR                                      6.1       8.9    0.9
                                                           ------    ------  -----
Total net realized capital (losses) gains                  $ (3.3)   $ 61.7  $(5.5)
                                                           ======    ======  =====

5. PORTFOLIO RISK MANAGEMENT

   The Company uses derivative financial instruments in the normal course of business to manage its investment risks, primarily to reduce interest rate and duration imbalances determined in asset/liability analyses. The Company also uses a combination of derivatives and short-term investments to economically create temporary investment positions, which are highly liquid and of high quality. These investments perform like bonds and are held to improve the quality and performance of the general account until other suitable investments become available. The Company's derivative strategy employs a variety of instruments, including interest rate and currency swaps, options, forward commitments, and asset and equity swaps. Investment risk is assessed on a portfolio basis and derivative financial instruments are not designated as a hedge with respect to a specific risk; therefore, the criteria for hedge accounting are not met.

                                     FF-15

Notes To Statutory Financial Statements, Continued

   Under interest rate swaps, the Company agrees to an exchange, at specified intervals, between streams of variable rate and fixed rate interest payments calculated by reference to an agreed upon notional principal amount.

   Options grant the purchaser the right to buy or sell a security or enter into a derivative transaction at a stated price within a stated period. The
   Company's option contracts have terms of up to fifteen years.

   The Company utilizes certain other agreements including forward commitments, and asset and equity swaps to reduce exposures to various risks. The Company enters into forward U.S. Treasury, Government National Mortgage Association,
   Federal National Mortgage Association and other commitments for the purpose of managing interest rate exposure.

   Under currency swaps, the Company agrees to an exchange of principal denominated in two different currencies at current rates, under an agreement to repay the principal at a specified future date and rate. The Company utilizes currency swaps for the purpose of managing currency exchange risks.

   The Company's principal market risk exposures are interest rate risk, which includes the impact of inflation, and credit risk. Interest rate risk pertains to the change in fair value of the derivative instruments as market interest rates move. Counterparties to derivative financial instruments expose the Company to credit-related losses in the event of non-performance.
   In many instances, the Company enters into agreements with the counterparties which allow for contracts in a positive position, where the
   Company is due amounts, to be offset by contracts in a negative position.
   This right of offset combined with collateral obtained from counterparties reduces the Company's exposure. As of December 31, 2003, the Company obtained collateral of $17.9 million. There was no collateral obtained as of
   December 31, 2002. The amounts at risk, in a net gain position, net of offsets and collateral, were $38.8 million and $78.7 million at December 31,
   2003 and 2002, respectively. The Company monitors exposure to ensure counterparties are credit-worthy and the concentration of exposure is minimized.

   The following table summarizes the carrying value, fair value and notional amount of the Company's derivative financial instruments:

                                                     December 31, 2003,
                                                     ------------------
                                                  Carrying Fair   Notional
                                                   Value   Value   Amount
                                                   -----   -----   ------
                                                       (In Millions)
      Interest rate swaps                          $50.2   $50.2  $  752.3
      Options                                        4.0     4.0     468.0
      Forward commitments, equity and asset swaps    1.4     1.4     145.0
      Currency swaps                                (3.2)   (3.2)     17.1
      Financial futures--short positions               -       -      65.5
                                                   -----   -----  --------
      Total                                        $52.4   $52.4  $1,447.9
                                                   =====   =====  ========

                                                     December 31, 2002,
                                                     ------------------
                                                  Carrying Fair   Notional
                                                   Value   Value   Amount
                                                   -----   -----   ------
                                                       (In Millions)
      Interest rate swaps                          $65.8   $65.8  $1,104.0
      Options                                        6.8     6.8     379.5
      Forward commitments, equity and asset swaps    3.3     3.3     244.5
      Currency swaps                                 1.0     1.0      17.3
                                                   -----   -----  --------
      Total                                        $76.9   $76.9  $1,745.3
                                                   =====   =====  ========

   Notional amounts do not represent amounts exchanged by the parties and, thus, are not a measure of the exposure of the Company. The amounts exchanged are calculated on the basis of the notional amounts and the other terms of the instruments, which relate to interest rates, exchange rates, security prices or financial or other indexes.

   Net investment income on derivative instruments was $26.9 million, $14.5 million and $1.7 million for the years ended December 31, 2003, 2002 and
   2001, respectively.

                                     FF-16

Notes To Statutory Financial Statements, Continued

6. FAIR VALUE OF FINANCIAL INSTRUMENTS

   Fair values are based on quoted market prices, when available. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. These valuation techniques require management to develop a significant number of assumptions, including discount rates and estimates of future cash flow.
   Derived fair value estimates cannot be substantiated by comparison to independent markets or to disclosures by other companies with similar financial instruments. These fair value disclosures may not represent the amount that could be realized in immediate settlement of the financial instrument. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

   The following methods and assumptions were used in estimating fair value disclosures for financial instruments:

   Bonds and stocks: Estimated fair value of bonds and stocks is based on values provided by the NAIC's Securities Valuation Office ("SVO") when available. If SVO values are not available, quoted market values provided by other third party organizations are used. If quoted market values are unavailable, fair value is determined by discounting expected future cash flows using current market rates applicable to yield, credit quality and maturity of the investment or using quoted market values for comparable investments.

   Mortgage loans: The fair value of mortgage loans is estimated by discounting expected future cash flows using current interest rates for similar loans with similar credit risk. For non-performing loans, the fair value is the estimated collateral value of the underlying real estate.

   Policy loans, cash and short-term investments: Estimated fair value for these instruments approximates the carrying amounts reported in the
   Statutory Statements of Financial Position.

   Derivative financial instruments: Estimated fair value for these instruments is based upon quotations obtained from independent sources.

   Investment-type insurance contracts: The estimated fair value is determined by discounting future cash flows at current market rates.

   The following table summarizes the Company's financial instruments:

                                                   December 31,
                                                   ------------
                                              2003               2002
                                       ------------------ ------------------
                                                Estimated          Estimated
                                       Carrying   Fair    Carrying   Fair
                                        Value     Value    Value     Value
                                        -----     -----    -----     -----
                                                   (In Millions)
   Financial assets:
   Bonds                               $2,124.3 $2,214.0  $1,510.7 $1,611.1
   Common stocks-unaffiliated              20.7     20.7      16.0     16.0
   Preferred stocks                         8.2      9.1       8.3      9.0
   Mortgage loans                         579.8    600.3     420.9    447.6
   Policy loans                           124.9    124.9     132.9    132.9
   Derivative financial instruments        52.4     52.4      76.9     76.9
   Cash and short-term investments        868.9    868.9     722.5    722.5

   Financial liabilities:
   Investment-type insurance contracts  2,249.7  2,331.2   1,506.4  1,505.6

7. RELATED PARTY TRANSACTIONS

   MassMutual and the Company have an agreement whereby MassMutual, for a fee, furnishes the Company, as required, operating facilities, human resources, computer software development and managerial services. Also, investment and administrative services are provided to the Company pursuant to a management services agreement with MassMutual. Fees incurred under the terms of these agreements were $121.1 million, $161.8 million and $171.6 million in 2003,
   2002 and

                                     FF-17

Notes To Statutory Financial Statements, Continued

   2001, respectively. While management believes that these fees are calculated on a reasonable basis, these fees may not necessarily be indicative of the costs that would have been incurred on a stand-alone basis.

   The Company participates in variable annuity exchange programs with its parent whereby certain MassMutual variable annuity contractholders can make a non-taxable exchange of their contract for an enhanced Company variable annuity contract. The Company received premium income of $116.5 million,
   $256.2 million and $295.6 million in 2003, 2002 and 2001, respectively, related to these exchange programs. The Company has an agreement with
   MassMutual to compensate MassMutual for the lost revenue associated with the exchange of these contracts. As a result of these exchanges, the Company recorded commissions payable of $1.1 million and $5.3 million as of December
   31, 2003 and 2002, respectively and paid commissions of $9.4 million, $5.2 million and $15.0 million for the years ended December 31, 2003, 2002 and
   2001, respectively.

   The Company cedes a portion of its life insurance business to MassMutual and other insurers in the normal course of business. The Company's retention limit per individual insured is $15.0 million; the portion of the risk exceeding the retention limit is reinsured with other insurers, including
   MassMutual.

   The Company has a modified coinsurance quota-share reinsurance agreement with MassMutual whereby the Company cedes 75% of the premium on certain universal life policies. In return, MassMutual pays the Company a stipulated expense allowance, death and surrender benefits, and a modified coinsurance adjustment based upon experience. The Company retains the assets and related reserves for payment of future benefits on the ceded policies. Premium income of $22.2 million, $23.2 million and $22.9 million was ceded to
   MassMutual in 2003, 2002 and 2001, respectively. Fees and other income include a $6.8 million, $7.5 million and $8.1 million expense allowance from
   MassMutual in 2003, 2002 and 2001, respectively. In addition, a modified coinsurance adjustment of $24.4 million, $26.8 million and $30.2 million was ceded to MassMutual in 2003, 2002 and 2001, respectively. Policyholders'
   benefits of $41.9 million, $37.4 million and $33.8 million were ceded to
   MassMutual in 2003, 2002 and 2001, respectively.

   The Company also has a stop-loss agreement with MassMutual under which the
   Company cedes claims which, in aggregate, exceed 0.28% of the covered volume for any year, with maximum coverage of $25.0 million above the aggregate limit. The aggregate limit was $53.6 million in 2003, $66.0 million in 2002, and $70.0 million in 2001 and it was not exceeded in any of the years.
   Premium income of $1.2 million in 2003, $1.2 million in 2002 and $1.3 million in 2001 was ceded to MassMutual.

   The Company has a coinsurance agreement with MassMutual, whereby the Company cedes substantially all of the premium on new issues of certain universal life policies. In return, MassMutual pays to the Company a stipulated expense allowance and death and surrender benefits. MassMutual holds the assets and related reserves for payment for future benefits on the ceded policies. Premium income of $33.4 million, $29.7 million and $47.4 million was ceded to MassMutual in 2003, 2002 and 2001, respectively. Fees and other income include a $5.3 million, $7.3 million and a $28.5 million expense allowance from MassMutual in 2003, 2002, and 2001, respectively. In addition, experience refunds of $6.9 million, $2.8 million and $2.5 million were ceded to the Company from MassMutual in 2003, 2002 and 2001, respectively. Policyholders' benefits of $6.6 million, $1.1 million and
   $11.3 million were ceded to MassMutual in 2003, 2002 and 2001, respectively.

   Effective January 1, 2002, the Company entered into an additional coinsurance agreement with MassMutual, whereby the Company cedes substantially all of the premium on new issues of certain universal life policies. In return, MassMutual pays to the Company a stipulated expense allowance and death and surrender benefits. MassMutual holds the assets and related reserves for payment of future benefits on the ceded policies.
   Premium income of $174.7 million and $89.3 million was ceded to MassMutual in 2003 and 2002, respectively. Fees and other income include $89.5 million and $82.8 million of expense allowance from MassMutual in 2003 and 2002, respectively. In addition, an experience refund of $2.5 million was ceded to the Company from MassMutual in 2003. Policyholders' benefits of $6.3 million and $0.2 million were ceded to MassMutual in 2003 and 2002, respectively.

8. REINSURANCE

   The Company cedes insurance to other insurers in order to limit its insurance risk. Such transfers do not relieve the Company of its primary liability and, as such, failure of reinsurers to honor their obligations could result in losses. The Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk. The Company records a receivable for reinsured benefits paid and reduces policyholders' reserves and funds for

                                     FF-18

Notes To Statutory Financial Statements, Continued

   the portion of insurance liabilities that are reinsured. The cost of reinsurance is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

   Premium ceded to unaffiliated insurers was $52.4 million, $52.8 million and
   $48.4 million and reinsurance recoveries were $58.4 million, $44.8 million and $71.6 million for the years ended December 31, 2003, 2002 and 2001, respectively. Amounts recoverable from unaffiliated reinsurers were $14.3 million and $12.1 million at December 31, 2003 and 2002, respectively. At
   December 31, 2003, five unaffiliated reinsurers accounted for 91% of the outstanding reinsurance recoverable.

9. FEDERAL INCOME TAXES

   Federal income taxes are based upon the Company's best estimate of its current and deferred tax liabilities. Deferred income taxes, which provide for book versus tax temporary differences, are subject to limitations and are charged directly to shareholder's equity. Accordingly, the reporting of miscellaneous temporary differences, such as reserves and policy acquisition costs, and of permanent differences such as tax credits, results in effective tax rates which differ from the federal statutory tax rate.

   The components of the net deferred tax asset recognized in the Company's assets, liabilities and shareholder's equity are as follows:

                                                    December 31,
                                                    ------------
                                                    2003    2002
                                                    ----    ----
                                                    (In Millions)
              Total gross deferred tax assets      $124.9  $114.7
              Total gross deferred tax liabilities  (27.3)  (34.0)
                                                   ------  ------
              Net deferred tax asset                 97.6    80.7
              Deferred tax assets non-admitted      (85.2)  (70.6)
                                                   ------  ------
              Net admitted deferred tax asset      $ 12.4  $ 10.1
                                                   ======  ======
              Increase in non-admitted asset       $(14.6) $(19.6)
                                                   ======  ======

   The provision for taxes incurred (benefit received) on earnings are as follows:

                                                      December 31,
                                                      ------------
                                                   2003   2002   2001
                                                   ----   ----   ----
                                                     (In Millions)
         Federal income tax on operations         $37.1  $12.5  $(1.8)
         Federal income tax on net capital losses  (3.5)  (5.8)  (0.8)
                                                  -----  -----  -----
         Federal income taxes incurred            $33.6  $ 6.7  $(2.6)
                                                  =====  =====  =====

                                     FF-19

Notes To Statutory Financial Statements, Continued

   The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are as follows:

                                                  December 31,
                                                  ------------
                                                  2003    2002
                                                  ----    ----
                                                  (In Millions)
                Deferred tax assets:
                Policy acquisition costs         $ 64.5  $ 58.2
                Reserve items                      48.4    48.5
                Investment items                    7.3     3.4
                Unrealized investment losses        2.1     1.6
                Non-admitted assets                 2.0     2.1
                Other                               0.6     0.9
                                                 ------  ------
                Total deferred tax assets         124.9   114.7
                Non-admitted deferred tax assets  (85.2)  (70.6)
                                                 ------  ------
                Admitted deferred tax assets       39.7    44.1
                                                 ------  ------

                Deferred tax liabilities:
                Unrealized investment gains        19.6     0.2
                Deferred and uncollected premium    4.4     4.5
                Investment items                    0.6    26.2
                Reserve items                       2.7     3.1
                                                 ------  ------
                Total deferred tax liabilities     27.3    34.0
                                                 ------  ------
                Net admitted deferred tax assets $ 12.4  $ 10.1
                                                 ======  ======

   The change in net deferred income taxes is comprised of the following:

                                                       2003
                                                       ----
                                                   (In Millions)
                Change in deferred tax assets          $10.2
                Change in deferred tax liabilities      (6.7)
                                                       -----
                Increase in deferred tax asset          16.9
                Tax effect of unrealized losses         (7.1)
                                                       -----
                Change in net deferred income tax      $ 9.8
                                                       =====

   The provision for federal income taxes incurred (benefit received) is different from that which would be obtained by applying the statutory federal income tax rate to income before taxes. The significant items causing this difference are as follows:

                                                2003   2002    2001
                                                ----   ----    ----
                                                   (In Millions)
          Provision computed at statutory rate $34.2  $ (0.6) $(11.6)
          Investment items                      (9.5)   (0.2)    0.3
          Non-admitted assets                    0.1    (2.1)    1.2
          Change in reserve valuation basis        -   (12.2)      -
          Other                                 (1.0)   (0.2)    5.8
                                               -----  ------  ------
          Total                                $23.8  $(15.3) $ (4.3)
                                               =====  ======  ======
          Federal income taxes incurred        $33.6  $  6.7  $ (2.6)
          Change in net deferred income taxes   (9.8)  (22.0)   (1.7)
                                               -----  ------  ------
          Current income tax                   $23.8  $(15.3) $ (4.3)
                                               =====  ======  ======

   During the year ended December 31, 2003, the Company paid federal income taxes in the amount of $51.6 million. During the years ended December 31,
   2002 and 2001, federal income tax refunds were $15.7 million and $12.1 million, respectively. As of December 31, 2003, $17.4 million of federal income taxes paid in 2003 will be available for recovery in the event of future net losses.

                                     FF-20

Notes To Statutory Financial Statements, Continued

   The Company plans to file its 2003 federal income tax return on a consolidated basis with its parent, MassMutual, and certain MassMutual affiliates. MassMutual and its eligible subsidiaries and certain affiliates are subject to a written tax-allocation agreement, which allocates the group's tax liability for payment purposes. Generally, the agreement provides that group members shall be compensated for the use of their losses and credits by other group members.

   The United States Internal Revenue Service has completed its examination of the Company's income tax returns through the year 1997 and is currently examining the years 1998 through 2000. Management believes adjustments which may result from such examinations will not materially impact the Company's financial position.

10.SHAREHOLDER'S EQUITY

   The Board of Directors of MassMutual has authorized the contribution of funds to the Company sufficient to meet the capital requirements of each state in the United States of America in which the Company is licensed to do business. Substantially all of the statutory shareholder's equity is subject to dividend restrictions relating to various state regulations, which limit the payment of dividends to the shareholder without prior approval. The
   Company is required to obtain prior approval for dividend payments in 2004.

   During 2002, Bay State became a wholly-owned stock life insurance subsidiary of the Company through the contribution of all of Bay State's outstanding shares of common stock from MassMutual to the Company. This transaction was in the form of a related party capital contribution of $191.5 million. In
   2001, MassMutual contributed paid-in capital of $45.0 million to the Company.

11.BUSINESS RISKS, COMMITMENTS AND CONTINGENCIES

a. Risks and Uncertainties

   The Company operates in a business environment subject to various risks and uncertainties. Such risks and uncertainties include, but are not limited to, interest rate risk and credit risk. Interest rate risk is the potential for interest rates to change which can cause fluctuations in the value of investments. To the extent that fluctuations in interest rates cause the duration of assets and liabilities to differ, the Company controls its exposure to this risk by, among other things, asset/liability matching techniques that account for the cash flow characteristics of the assets and liabilities. Credit risk is the risk that issuers of investments owned by the Company may default or that other parties may not be able to pay amounts due to the Company. The Company manages its investments to limit credit risk by diversifying its portfolio among various security types and industry sectors. Management does not believe that significant concentrations of credit risk existed as of December 31, 2003 and 2002 and for the three years ended December 31, 2003.

b. Guaranty Funds

   The Company is subject to insurance guaranty fund laws in the states in which it does business. These laws assess insurance companies amounts to be used to pay benefits to policyholders and policy claimants of insolvent insurance companies. Many states allow these assessments to be credited against future premium taxes. The Company believes such assessments in excess of amounts accrued will not materially affect its financial position, results of operations or liquidity.

c. Litigation

   The Company is involved in litigation arising in and out of the normal course of business which seeks both compensatory and punitive damages. While the Company is not aware of any actions or allegations that should reasonably give rise to any material adverse impact, the outcome of litigation cannot be foreseen with certainty. It is the opinion of management, after consultation with legal counsel, that the ultimate resolution of these matters will not materially impact the Company's financial position, results of operations, or liquidity.

d. Commitments

   In the normal course of business, the Company enters into commitments to purchase certain investments. At December 31, 2003, the Company had outstanding commitments to purchase privately placed securities, mortgage loans, and partnerships and LLCs, which totaled $17.6 million, $61.9 million, and $23.2 million, respectively.

                                     FF-21

Notes To Statutory Financial Statements, Continued

12.WITHDRAWAL CHARACTERISTICS

a. Annuity Actuarial Reserves and Deposit Fund Liabilities

   The withdrawal characteristics of the Company's annuity actuarial reserves and deposit fund liabilities at December 31, 2003 are illustrated below:

                                                                                   % of
                                                                        Amount     Total
                                                                        ------     -----
                                                                     (In Millions)
Subject to discretionary withdrawal--with market value adjustment      $3,789.0      70%
Subject to discretionary withdrawal--without market value adjustment    1,607.8      30
Not subject to discretionary withdrawal                                     9.2       -
                                                                       --------    -----
Total                                                                  $5,406.0     100%
                                                                       ========    =====

   Of the $3,789.0 million subject to discretionary withdrawal with market value adjustment, $93.0 million is subject to surrender charges of less than
   5%.

b. Separate Accounts

   Information regarding the separate accounts of the Company, as of and for the period ended December 31, 2003, is as follows:

                                                                    Non-Guaranteed
                                                                    --------------
                                                                    (In Millions)
Net premium, considerations or deposits                                $  323.0
                                                                       ========
Reserves:
  For accounts with assets at:
    Fair value                                                         $3,442.8
    Amortized cost                                                            -
                                                                       --------
    Total reserves                                                      3,442.8
    Non-policy liabilities                                                 89.1
                                                                       --------
    Total                                                              $3,531.9
                                                                       ========

By withdrawal characteristics:
  Subject to withdrawal:
    At book value without fair value adjustment and current
     surrender charge of 5% or more                                    $  313.4
    At fair value                                                       3,124.2
    At book value without fair value adjustment and with current
     surrender charge less than 5%                                          5.2
                                                                       --------
    Subtotal                                                            3,442.8
    Not subject to discretionary withdrawal                                   -
    Non-policy liabilities                                                 89.1
                                                                       --------
    Total                                                              $3,531.9
                                                                       ========

                                     FF-22

Notes To Statutory Financial Statements, Continued

13.SUBSIDIARY AND AFFILIATED COMPANIES

   The relationship of the Company, its subsidiary and affiliated companies as of December 31, 2003 is illustrated below. Subsidiaries are wholly-owned, except as noted.

   Subsidiaries of Massachusetts Mutual Life Insurance Company
   CM Assurance Company
   CM Benefit Insurance Company
   C.M. Life Insurance Company
   MassMutual Holding Company
   MassMutual Mortgage Finance, LLC
   MassMutual Owners Association, Inc.
   The MassMutual Trust Company, FSB
   MML Distributors, LLC

       Subsidiaries of C.M. Life Insurance Company
       MML Bay State Life Insurance Company

       Subsidiaries of MassMutual Holding Company
       CM Property Management, Inc.
       HYP Management, Inc.
       MassMutual Assignment Company
       MassMutual Benefits Management, Inc.
       MassMutual Funding, LLC
       MassMutual Holding MSC, Inc.
       MassMutual International, Inc.
       MMHC Investment, Inc.
       MML Investors Services, Inc.
       MML Realty Management Corporation
       Urban Properties, Inc.
       Antares Capital Corporation - 80.0%
       Cornerstone Real Estate Advisers, Inc.
       DLB Acquisition Corporation - 98.2%
       Oppenheimer Acquisition Corporation - 96.3%

   Affiliates of Massachusetts Mutual Life Insurance Company
   MML Series Investment Funds
   MassMutual Institutional Funds

                                     FF-23

Part C

Other Information

Item 24.    Financial Statements and Exhibits

        (a)  Financial Statements

Financial Statements Included in Part A

Condensed Financial Information

Financial Statements Included in Part B

The Registrant

Independent Auditors’ Report

Statement of Assets and Liabilities as of December 31, 2003

Statement of Operations for the year ended December 31, 2003

Statements of Changes in Net Assets for the years ended December 31, 2003 and 2002

Notes to Financial Statements

The Depositor

Independent Auditors’ Report

Statutory Statements of Financial Position as of December 31, 2003 and 2002

Statutory Statements of Income for the years ended December 31, 2003, 2002, and 2001

Statutory Statements of Changes in Shareholder’s equity for the years ended December 31, 2003, 2002, and 2001

Statutory Statements of Cash Flows for the years ended December 31, 2003, 2002, and 2001

Notes to Statutory Financial Statements

        (b)  Exhibits

Exhibit 1	Resolution of Board of Directors of the Company authorizing the establishment of the Separate Account.(8)

Exhibit 2	Not Applicable.

Exhibit 3	(i) Principal Underwriting Agreement.(1)

(ii) Broker/Dealer Agreement.(1)

(iii) Form of Producer’s Agreement.(1)

(iv) Underwriting and Servicing Agreement.(1)

Exhibit 4	Individual Variable Deferred Annuity Contract.(1)

Exhibit 5	Application Form.(1)

Exhibit 6	(i) Copy of Articles of Incorporation of the Company.(2)

(ii) Copy of the Bylaws of the Company.(2)

Exhibit 7	Not Applicable.

Exhibit 8	(a) Form of Participation Agreement with Oppenheimer Variable Account Funds.(4)

(b) Form of Participation Agreement with Panorama Series Fund, Inc.(4)

(c) Form of Participation Agreement with T. Rowe Price Equity Series, Inc.(6)

(d) Form of Participation Agreement with Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, and Fidelity Variable Insurance Fund III.(6)

(e) Form of Participation Agreement with American Century Variable Portfolios, Inc.(7)

(f) Form of Participation Agreement with Deutsche Asset Management VIT Funds.(3)

(g) Form of Participation Agreement with Janus Aspen Series.(3)

(h) Form of Participation Agreement with Franklin Templeton Variable Insurance Products Trust.(3)

(i) Form of Participation Agreement with MFS Variable Insurance Trust.(5)

(j) Form of Participation Agreement with Calvert Variable Series, Inc.(10)

(k) Form of Participation Agreement with INVESCO Variable Investment Funds, Inc.(10)

(l) Form of Participation Agreement with American Funds Insurance Series.(11)

Exhibit 9	Opinion of and Consent of Counsel.*

Exhibit 10	(i) Independent Auditors’ Consent, Deloitte & Touche LLP*

(ii) Powers of Attorney for:

Robert J. O’Connell(9)

Lawrence V. Burkett, Jr.(9)

Howard Gunton(9)

Efrem Marder(9)

Isadore Jermyn(9)

Exhibit 11	Not Applicable.

Exhibit 12	Not Applicable.

Exhibit 13	Form of Schedule of Computation of Performance.(12)

Exhibit 14	Not Applicable.

(1)	Incorporated by reference to Registrant’s Form N-4 filed, on August 9, 1995.
(2)	Incorporated by reference to Post Effective Amendment No. 3 to Registration Statement File No. 33-91072.
(3)	Incorporated by reference to Pre-Effective Amendment No. 2 to Registration No. 333-80991, filed on September 20, 1999.
(4)	Incorporated by reference to Registration Statement File No. 333-22557, filed on February 28, 1997.
(5)	Incorporated by reference to Initial Registration Statement No. 333-65887, filed on October 20, 1998.
(6)	Incorporated by reference to Initial Registration Statement No. 333-65887, filed on Form S-6 on October 20, 1998.
(7)	Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement No. 333-41667 filed on Form S-6 on March 19, 1998.
(8)	Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement No. 33-61679, filed and effective May 1, 1998.
(9)	Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement No. 333-49457 filed on Form N-6 on February 24, 2004.
(10)	Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement No. 333-80991, filed in April, 2000.
(11)	Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement No. 333-10145 on Form N-6.
(12)	Incorporated by reference to Post-effective amendment No. 2 to Registration Statement No. 33-61679 filed on Form N-4.

*	Filed herewith.

Item 25.    Directors and Officers of the Depositor

Directors of C.M. Life Insurance Company

Name, Position, Business Address                                Principal Occupation(s) During Past Five Years
--------------------------------                                ----------------------------------------------

Lawrence V. Burkett, Jr., Director and General                  C.M. Life Insurance Company
  Counsel                                                         General Counsel (since 2003)
1295 State Street                                                 Director (since 1996)
Springfield, MA 01111                                             President and Chief Executive Officer (1996-2000)
                                                                Massachusetts Mutual Life Insurance Company
                                                                  Executive Vice President and General Counsel
                                                                  (since 1993)

Howard Gunton, Director, Executive Vice President               C.M. Life Insurance Company
  and Chief Financial Officer                                     Director, Executive Vice President and
1295 State Street                                                 Chief Financial Officer (since 2002)
Springfield, MA 01111                                           Massachusetts Mutual Life Insurance Company
                                                                  Executive Vice President & CFO (since 2001) Senior Vice
                                                                  President & CFO (1999-2001)

Isadore Jermyn, Director and Senior Vice President              C.M. Life Insurance Company
  and Actuary                                                     Director (since 1998); Senior Vice President and
1295 State Street                                                 Actuary (since 1996)
Springfield, MA 01111                                           Massachusetts Mutual Life Insurance Company
                                                                  Senior Vice President and Actuary
                                                                  (since 1999 and 1995-1998)
                                                                  Senior Vice President and Chief Actuary (1998-1999)

Efrem Marder, Director                                          C.M. Life Insurance Company
1295 State Street                                                 Director (since 1999)
Springfield, MA 01111                                           David L. Babson and Co. Inc.
                                                                  Executive Director (since 2000)
                                                                Massachusetts Mutual Life Insurance Company
                                                                  Executive Director (1998-2000)

Robert J. O'Connell, Director, Chairman, President              C.M. Life Insurance Company
  and Chief Executive Officer                                     Director (since 1999)
1295 State Street                                                 Chairman, President and Chief Executive Officer
Springfield, MA 01111                                             (since 2000)
                                                                Massachusetts Mutual Life Insurance Company
                                                                  Chairman (since 2000), President and Chief
                                                                  Executive Officer (since 1999)

PRINCIPAL OFFICERS (other than those who are also Directors):

Name, Position, Business Address                                Principal Occupation(s) During Past Five Years
--------------------------------                                ----------------------------------------------

James E. Miller,  Executive Vice President                      C.M. Life Insurance Company
1295 State Street                                                 Director (1998-1999)
Springfield, MA 01111                                             Executive Vice President--Life Operations
                                                                  (since 1999)
                                                                  Senior Vice President--Life Operations (1998-1999)
                                                                  Executive Vice President--Life Operations
                                                                  (since 1999)
                                                                  Senior Vice President--Life Operations (1998-1999)
                                                                Massachusetts Mutual Life Insurance Company
                                                                  Executive Vice President (since 1997 and 1987-1996)

Stuart H. Reese,  Executive Vice President--Investments         C.M. Life Insurance Company
1295 State Street                                                 Executive Vice President--Investments (since 1999)
Springfield, MA 01111                                             Director and Senior Vice President--Investments
                                                                  (1996-1999)
                                                                David L. Babson and Co. Inc.
                                                                  President and Chief Executive Officer (since 1999)
                                                                Massachusetts Mutual Life Insurance Company
                                                                  Executive Vice President and Chief Investment
                                                                  Officer (since 1999)
                                                                  Chief Executive Director--Investment Management
                                                                  (1997-1999)

Matthew Winter, Executive Vice President                        C.M. Life Insurance Company
1295 State Street                                                 Executive Vice President (since 2001)
Springfield, MA 01111                                           Massachusetts Mutual Life Insurance Company
                                                                  Executive Vice President (since 2001)
                                                                  Senior Vice President (1998-2001)

Edward M. Kline, Vice President and Treasurer                   C.M. Life Insurance Company
1295 State Street                                                 Vice President (since 1999) and Treasurer (since 1997)
Springfield, MA 01111                                           Massachusetts Mutual Life Insurance Company
                                                                  Vice President (since 1989) and Treasurer (since 1997)

Ann F. Lomeli, Senior Vice President and Secretary              C.M. Life Insurance Company
1295 State Street                                                 Senior Vice President (since 1999) and Secretary
Springfield, MA 01111                                             (since 1988)
                                                                Massachusetts Mutual Life Insurance Company
                                                                  Senior Vice President, Secretary and Deputy General
                                                                  Counsel (since 1999)
                                                                  Vice President, Secretary and Deputy General
                                                                  Counsel (1999)
                                                                  Vice President, Secretary and Associate General
                                                                  Counsel (1998-1999)

Item 26.    Persons Controlled by or Under Common Control with the Depositor or Registrant

The assets of the Registrant, under state law, are assets of C.M. Life.

C.M. Life Insurance Company is 100% owned by Massachusetts Mutual Life Insurance Company.

The registrant may also be deemed to be under common control with other separate accounts established by MassMutual and its life insurance subsidiaries, C.M. Life Insurance Company and MML Bay State Life Insurance Company, which are registered as unit investment trusts under the Investment Company Act of 1940.

The discussion that follows indicates those entities owned directly or indirectly by Massachusetts Mutual Life Insurance Company:

                  MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
                            ORGANIZATIONAL SUMMARY

I. DIRECT SUBSIDIARIES OF MASSMUTUAL--MassMutual is the sole owner of each subsidiary unless otherwise indicated.

   A. CM Assurance Company (July 2, 1986), a Connecticut corporation which operates as a life and health insurance company. This subsidiary is inactive.

   B. CM Benefit Insurance Company (April 18, 1986), a Connecticut corporation which operates as a life and health insurance company. This subsidiary is inactive.

   C. C.M. Life Insurance Company (May 11, 1981), a Connecticut corporation which operates as a life and health insurance company.

    1. MML Bay State Life Insurance Company (April 1, 1935), a Connecticut
       corporation which operates as a life and health insurance company.

   D. MML Distributors, LLC (Nov. 10, 1994), a Connecticut limited liability company which operates as a securities broker-dealer. (MassMutual Holding
Company--1%.)

   E. MassMutual Holding Company (Nov. 30, 1984), a Delaware corporation which operates as a holding company for certain MassMutual entities. MassMutual
Holding Company is the sole owner of each subsidiary or affiliate unless otherwise indicated.

    1. MML Investors Services, Inc. (Dec. 31, 1981), a Massachusetts
       corporation which operates as a securities broker-dealer.

       a. MML Insurance Agency, Inc. (Nov. 16, 1990), a Massachusetts
          corporation which operates as an insurance broker.

          1.) DISA Insurance Services of America (Dec. 22, 1981), Inc., an
       Alabama corporation which operates as an insurance broker.

          2.) MML Insurance Agency of Mississippi, P.C. (May 2, 1996), a
       Mississippi corporation which operates as an insurance broker.
    2. MassMutual Holding MSC, Inc. (Dec. 26, 1996), a Massachusetts
       corporation which operates as a holding company for MassMutual positions in investment entities organized outside of the United States. This subsidiary qualifies as a "Massachusetts Security Corporation" under
       Chapter 63 of the Massachusetts General Laws. MassMutual Holding MSC,
       Inc. is the sole owner of each subsidiary or affiliate unless otherwise indicated.

       a. MassMutual Corporate Value Limited (Aug. 24, 1994), a Cayman Islands
          corporation which holds a 90% ownership interest in MassMutual
          Corporate Value Partners Limited, another Cayman Islands corporation operating as a high-yield bond fund. (MassMutual Holding MSC,
          Inc.--46%)

          1.) MassMutual Corporate Value Partners Ltd. (Aug. 24, 1994), owned
       88.4% by MassMutual Corporate Value Limited.

       b. 9048-5434 Quebec, Inc. (April 4, 1997), a Canadian corporation which operates the owner of Hotel du Parc in Montreal, Quebec, Canada.

       c. 1279342 Ontario Limited (Jan. 29, 1998), a Canadian corporation which operates as the owner of Deerhurst Resort in Huntsville, Ontario,
          Canada.

                                      1

    3. Antares Capital Corporation, a Delaware corporation which operates as a finance company. (MassMutual Holding Company--99%)

    4. Cornerstone Real Estate Advisers, Inc. (Jan. 20, 1994), a Massachusetts
       corporation which operates as an investment adviser.

       a. Cornerstone Office Management, LLC (May 28, 1987), a Delaware limited liability company which serves as the general partner of Cornerstone
          Suburban Office, L.P. (Cornerstone Real Estate Advisers, Inc.--50%;
          MML Realty Management Corporation--50%).

    5. DLB Acquisition Corporation, a Delaware corporation which operates as a holding company for the David L. Babson companies (MassMutual Holding
       Company--99%).

       a. David L. Babson & Company Inc. (July 5, 1940), a Massachusetts
          corporation which operates as an investment adviser.

          1.) Charter Oak Capital Management, Inc. (March 15, 1996), a Delaware
       corporation which formerly operated as a manager of institutional investment portfolios. (David L. Babson & Company Inc.--100%)

          2.) Babson Securities Corporation (July 1, 1994), a Massachusetts
       corporation which operates as a securities broker-dealer.

          3.) S. I. International (Feb. 19, 1987), a Massachusetts general partnership which operates as an investment adviser. (David L. Babson &
       Company Inc. is one of the general partners--50%).

          4.) FITech Asset Management, L.P. ("AM") (June 9, 1999) is a Delaware
       Limited Partnership, formed to manage FITech Domestic Value, L.P. ("the
       Fund"), a "fund-of-funds" that invests in hedge funds. (David L. Babson
       & Company Inc. is a limited partner in AM with a controlling interest--58%).

          5.) FITech Domestic Partners, LLC ("DP") (January 26, 2000) is a
       Delaware LLC that is the general partner of AM. (David L. Babson &
       Company Inc. owns a controlling interest -58%--of DP.)

          6.) Leland Fund Multi G.P., Ltd. (March 8, 2001) is a corporation that acts as the general partner to several entities that comprise the hedge fund know as Leland.

    6. Oppenheimer Acquisition Corp. (June 21, 1990), a Delaware corporation which operates as a holding company for the Oppenheimer companies
       (MassMutual Holding Company--96.2%).

       a. OppenheimerFunds, Inc. (Oct. 23, 1987), a Colorado corporation which operates as the investment adviser to the Oppenheimer Funds.

          1.) Centennial Asset Management Corporation (May 8, 1987), a Delaware
       corporation which operates as investment adviser and general distributor of the Centennial Funds.

          2.) OppenheimerFunds Distributor, Inc. (July 3, 1978), a New York
       corporation which operates as a securities broker-dealer.

          3.) Oppenheimer Partnership Holdings, Inc. (Nov. 28, 1989), a
       Delaware corporation which operates as a holding company.

          3.) Oppenheimer Real Asset Management, Inc. (Dec. 22, 1988), a
       Delaware corporation which is the sub-adviser to a mutual fund investing in the commodities markets.

          5.) Shareholder Financial Services, Inc. (Nov. 1, 1989), a Colorado
       corporation which operates as a transfer agent for mutual funds.

          6.) Shareholder Services, Inc. (Sept. 16, 1987), a Colorado
       corporation which operates as a transfer agent for various Oppenheimer and MassMutual funds.

                                      2

          7.) OFI Private Investments, Inc. (March 20, 2000) is a New York
       based registeredinvestment adviser which manages smaller separate accounts, commonly known as wrap-fee accounts, which are introduced by unaffiliated broker-dealers, on a subadvisory basis for a stated fee.

          8.) OFI Institutional Asset Management. Inc. (Nov. 20, 2000) is a New
       York based registered investment advisor which provides investment supervisory services on a discretionary basis to individual accounts, pension plans, insurance company separate accounts, public funds and corporations for a stated fee.

             a.) Trinity Investment Management Corporation (Nov. 1, 1974), a
          Pennsylvania corporation and registered investment adviser which provides portfolio management and equity research services primarily to institutional clients.

             b.) OFI Trust Company (1988), a New York corporation which conducts the business of a trust company.

             c.) HarbourView Asset Management Corporation (April 17, 1986), a
          New York corporation which operates as an investment adviser.

          9.) OppenheimerFunds International, Ltd. (July 9, 1997) is a Dublin
       based investment advisor that advises the Oppenheimer offshore funds known as the Oppenheimer Funds plc.

          10.) Tremont Capital Management, Inc. (June 28, 2001), a New
       York-based investment services provider which specializes in hedge funds.

             a.) Tremont (Bermuda), Ltd., a Bermuda-based investment adviser.

              i.)Tremont Life Holdings Limited (Dec. 12, 2001), a corporation organized under the laws of Bermuda. (less than 10% is owned by Tremont (Bermuda), Ltd.)

             aa.)Tremont International Insurance Limited (July 3, 1996), an
                 exempt Cayman Islands life insurance company authorized to do business in the Cayman Islands and in Bermuda.

             bb.)Tremont Services Ltd. (July 2, 1997), a Bermuda company doing business as an insurance manager.

    7. CM Property Management, Inc. (Dec. 23, 1976), a Connecticut corporation which serves as the general partner of Westheimer 335 Suites Limited
       Partnership. The partnership holds a ground lease with respect to hotel property in Houston, Texas.

    8. HYP Management, Inc. (July 24, 1996), a Delaware corporation which operates as the "LLC Manager" of MassMutual High Yield Partners II LLC,
       a high yield bond fund.

    9. MassMutual Benefits Management, Inc. (March 20, 1991), a Delaware
       corporation which supports MassMutual with benefit plan administration and planning services.

   10. MMHC Investment, Inc. (July 24, 1996), a Delaware corporation which is a passive investor in MassMutual/Darby CBO IM, Inc., MassMutual/Darby CBO
       LLC, MassMutual High Yield Partners II LLC, and other MassMutual investments.

       a. MassMutual/Darby CBO IM Inc. (Dec. 5, 1997), a Delaware corporation which operates as the "LLC Manager" of MassMutual/Darby CBO LLC, a collateralized bond obligation fund. (MMHC Investment, Inc.--50%)

                                      3

   11. MML Realty Management Corporation (Oct. 14, 1968), a Massachusetts
       corporation which formerly operated as a manager of properties owned by
       MassMutual.

       a. Cornerstone Office Management, LLC (May 28, 1987), a Delaware limited liability company which serves as the general partner of Cornerstone
          Suburban Office, L.P. (MML Realty Management Corporation--50%;
          Cornerstone Real Estate Advisers, Inc.--50%).

   12. Urban Properties, Inc. (March 25, 1970), a Delaware corporation which serves as a general partner of real estate limited partnerships and as a real estate holding company.

   13. MassMutual International, Inc. (Feb. 19, 1996), a Delaware corporation which operates as a holding company for those entities constituting
       MassMutual's international insurance operations. MassMutual
       International, Inc. is the sole owner of each of the subsidiaries or affiliates listed below unless otherwise indicated.

       a. MassMutual Asia Limited, a corporation organized in Hong Kong which operates as a life insurance company.

          1.) MassMutual Insurance Consultants Limited, a corporation organized in Hong Kong which operates as a general insurance agent.

          2.) MassMutual Trustees Limited, a corporation organized in Hong Kong which operates as an approved trustee for the mandatory provident funds.
       (Owned 20% each by MassMutual Asia Limited, MassMutual Services Limited
       (in trust for MassMutual Asia Ltd.), MassMutual Guardian Limited (in
       trust for MassMutual Asia Ltd.) and Kenneth Yu (in trust for MassMutual
       Asia Ltd.)).

          3.) Protective Capital (International) Limited, a corporation organized in Hong Kong which is a dormant investment company currently holding 12% of MassMutual Life Insurance Company in Japan.

          4.) MassMutual Services Limited, a corporation organized in Hong Kong which provided policyholders with estate planning services. This company is now inactive. (MassMutual Asia Ltd.--50%, Elroy Chan--50% (in trust for MassMutual Asia Ltd.))

          5.) MassMutual Guardian Limited, a corporation organized in Hong Kong which provided policyholders with estate planning services. This company is now inactive. (MassMutual Asia Ltd.--50%, Elroy Chan--50% (in trust for MassMutual Asia Ltd.))

       b. MassMutual Internacional (Chile) S.A., a corporation organized in the
          Republic of Chile which operates as a holding company. (MassMutual
          International, Inc. - 92.4%; MassMutual Holding Company--.01%; Darby
          Chile Holding II, LLC--7.5%)

          1.) Compania de Seguros Vida Corp S.A., corporation organized in the
       Republic of Chile which operates as an insurance company. (MassMutual
       Internacional (Chile) S.A.--33.4%)

          2.) Origen Inversiones S.A., a corporation organized in the Republic of Chile which operates as a holding company. (MassMutual Internacional
       (Chile) S.A.--33.5%)

       c. MassMutual International (Bermuda) Ltd., a corporation organized in
          Bermuda which operates as a life insurance company.

       d. MassMutual (Bermuda) Ltd., a corporation organized in Bermuda which operates as an exempted insurance company.

       e. MassMutual Europe S.A., a corporation organized in the Grand Duchy of
          Luxembourg which operates as a life insurance company. (MassMutual
          International, Inc.--99.9%; MassMutual Holding Company--.01%)

                                      4

       f. MassMutual International Holding MSC, Inc., a Massachusetts
          corporation which currently acts as a holding company for MMI's interest in Taiwan.

          1.) MassMutual Mercuries Life Insurance Company, a Taiwan corporation which operates as a life insurance company. (MassMutual International
       Holding MSC, Inc.--38%)

             a.) Fuh Hwa Investment Trust Co. Ltd, a mutual fund firm in Taiwan
          (MM Mercuries Life Insurance Company--31%; MassMutual International
          Holding MSC, Inc.--18.4%)

       g. MassMutual Life Insurance Company, a Japanese corporation which operates as a life insurance company. (MassMutual International,
          Inc.--86.1%; MassMutual Shuno Co.--1.7%; Protective capital
          (International) Ltd.--12.2%)

          1.) MassMutual Shuno Company, a Japanese premium collection service provider. (MassMutual Life Insurance Company--4.8%; MassMutual
       International, Inc.--95.2%)

          2.) MassMutual Leasing Company, a Japanese company that leases office equipment and performs commercial lending. (MassMutual Shuno
       Company--90%; MassMutual Life Insurance Company--10%.)

   14. MassMutual Funding LLC (May 11, 2000), a Delaware limited liability company which issues commercial paper.

   15. MassMutual Assignment Company (Oct. 4, 2000), a North Carolina
       corporation which operates a structured settlement business.

   F. MassMutual Mortgage Finance, LLC (May 11, 1998), a Delaware limited liability company which makes, acquires, holds and sells mortgage loans.

   G. The MassMutual Trust Company (Jan. 12, 2000), a federally chartered stock savings bank which performs trust services.

   H. MassMutual Owners Association, Inc. (Feb. 14, 2002), a Massachusetts
company which is authorized to conduct sales and marketing operations.

II. REGISTERED INVESTMENT COMPANY AFFILIATES

   Each of the following entities is a registered investment company sponsored by MassMutual or one of its affiliates.

   A. DLB Fund Group, a Massachusetts business trust which operates as an open-end investment company advised by David L. Babson & Company Inc.
MassMutual owns at least 25% of each series of shares issued by the fund.

   B. MML Series Investment Fund, a Massachusetts business trust which operates as an open-end investment company. All shares issued by the trust are owned by
MassMutual and certain of its affiliates.

   C. MassMutual Corporate Investors, a Massachusetts business trust which operates as a closed-end investment company. MassMutual serves as investment adviser to the trust. Registered to do business in Alabama and Colorado.

   D. MassMutual Institutional Funds, a Massachusetts business trust which operates as an open-end investment company. All shares issued by the trust are owned by MassMutual.

   E. MassMutual Participation Investors, a Massachusetts business trust which operates as a closed-end investment company. MassMutual serves as investment adviser to the trust.

   F. Panorama Series Fund, Inc., a Maryland corporation which operates as an open-end investment company. All shares issued by the fund are owned by
MassMutual and certain affiliates.

                                      5

Item 27.    Number of Contract Owners

As of January 31, 2004, the number of Contract Owners was 42,647.

Item 28.    Indemnification

C.M. Life directors and officers are indemnified under Article V of the by-laws of C.M. Life’s parent company, Massachusetts Mutual Life Insurance Company (“MassMutual”), as set forth below.

Article V. of the Bylaws of MassMutual provide for indemnification of directors and officers as follows:

Article V. Subject to limitations of law, the Company shall indemnify:

(a)  each director, officer or employee;

(b) any individual who serves at the request of the Company as a director, board member, committee member, officer or employee of any organization or any separate investment account; or

(c) any individual who serves in any capacity with respect to any employee benefit plan;

from and against all loss, liability and expense imposed upon or incurred by such person in connection with any action, claim or proceeding of any nature whatsoever, in which such person may be involved or with which he or she may be threatened, by reason of any alleged act, omission or otherwise while serving in any such capacity.

Indemnification shall be provided although the person no longer serves in such capacity and shall include protection for the person’s heirs and legal representatives. Indemnities hereunder shall include, but not be limited to, all costs and reasonable counsel fees, fines, penalties, judgments or awards of any kind, and the amount of reasonable settlements, whether or not payable to the Company or to any of the other entities described in the preceding paragraph, or to the policyholders or security holders thereof.

Notwithstanding the foregoing, no indemnification shall be provided with respect to:

(1) any matter as to which the person shall have been adjudicated in any proceeding not to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Company or, to the extent that such matter relates to service with respect to any employee benefit plan, in the best interests of the participants or beneficiaries of such employee benefit plan;

(2) any liability to any entity which is registered as an investment company under the Federal Investment Company Act of 1940 or to the security holders thereof, where the basis for such liability is willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of office; and

(3) any action, claim or proceeding voluntarily initiated by any person seeking indemnification, unless such action, claim or proceeding had been authorized by the Board of Directors or unless such person’s indemnification is awarded by vote of the Board of Directors.

In any matter disposed of by settlement or in the event of an adjudication which in the opinion of the General Counsel or his delegate does not make a sufficient determination of conduct which could preclude or permit indemnification in accordance with the preceding paragraphs (1), (2) and (3), the person shall be entitled to indemnification unless, as determined by the majority of the disinterested directors or in the opinion of counsel (who may be an officer of the Company or outside counsel employed by the Company), such person’s conduct was such as precludes indemnification under any of such paragraphs.

The Company may at its option indemnify for expenses incurred in connection with any action or proceeding in advance of its final disposition, upon receipt of a satisfactory undertaking for repayment if it be subsequently determined that the person thus indemnified is not entitled to indemnification under this Article V.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.    Principal Underwriters

(a)  MML Distributors, LLC, a controlled subsidiary of MassMutual, acts as principal underwriter for registered separate accounts of MassMutual, C.M. Life and MML Bay State.

(b)(1)  MML Distributors, LLC, is the principal underwriter for the contracts. The following people are officers and member representatives of the principal underwriter.

           OFFICERS AND MEMBER REPRESENTATIVES MML DISTRIBUTORS, LLC

Name                      Officer                    Business Address
----                      -------                    ----------------
Thomas A. Monti           President                  One Monarch Place
                          CEO                        1414 Main Street
                                                     Springfield, MA 01144-1013

Margaret Sperry           Member Representative      1295 State Street
                          Massachusetts Mutual       Springfield, MA 01111
                          Life Insurance Co.
                          MassMutual Holding Co.

Ronald E. Thomson         Vice President             One Monarch Place
                                                     1414 Main Street
                                                     Springfield, MA 01144-1013

Michael L. Kerley         Vice President,            1295 State Street
                          Assistant Secretary        Springfield, MA 01111
                          Chief Legal Officer

Matthew E. Winter         Executive Vice President   1295 State Street
                                                     Springfield, MA 01111

William F. Monroe, Jr.    Vice President             One Monarch Place
                                                     1414 Main Street
                                                     Springfield, MA 01144-1013

Jeffrey Losito            Second Vice President      5281 Caminito Exquisito
                                                     San Diego, CA 92130

Michele G. Lattanzio      Treasurer                  One Monarch Place
                          Chief Financial Officer    1414 Main Street
                                                     Springfield, MA 01144-1013

Frank A. Stellato         Assistant Treasurer        One Monarch Place
                                                     1414 Main Street
                                                     Springfield, MA 01144-1013

Ann F. Lomeli             Secretary                  1295 State Street
                                                     Springfield, MA 01111-0001

Item 30.    Location of Accounts and Records

All accounts, books, or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registrant through C.M. Life Insurance Company, 140 Garden Street, Hartford, CT.

Item 31.    Management Services

Not Applicable.

Item 32.    Undertakings

a.  Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

b.  Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

c.  Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

d.  C.M. Life Insurance Company hereby represents that the fees and charges deducted under the individual deferred variable annuity contracts with flexible purchase payments described in this Registration Statement in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by C.M. Life Insurance Company.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, C.M. Multi-Account A, certifies that it meets all of the requirement for effectiveness of this Post-Effective Amendment No. 15 pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Post-Effective Amendment No. 15 to Registration Statement No. 33-61679 to be signed on its behalf by the undersigned thereunto duly authorized, all in the city of Springfield and the Commonwealth of Massachusetts, on the 26th day of April, 2004.

C.M. MULTI-ACCOUNT A

C.M. LIFE INSURANCE COMPANY (Depositor)

/S/    ROBERT J. O’CONNELL*

By:

Robert J. O’Connell

Chairman, Director, President and Chief Executive Officer

C.M. Life Insurance Company

/s/    JAMES M. RODOLAKIS

*James M. Rodolakis

On April 26, 2004, as Attorney-in-Fact pursuant to power of attorney.

As required by the Securities Act of 1933, this Post-Effective Amendment No. 15 to Registration Statement No. 33-61679 has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ ROBERT J. O’CONNELL* Robert J. O’Connell	Chairman, Director, President and Chief Executive Officer (Principal Executive Officer)	April 26, 2004

/s/ HOWARD GUNTON* Howard Gunton	Director, Executive Vice President and Chief Financial Officer (Principal Financial Officer and Principal Accounting Officer)	April 26, 2004

/s/ EFREM MARDER* Efrem Marder	Director	April 26, 2004

/s/ ISADORE JERMYN* Isadore Jermyn	Director	April 26, 2004

Signature	Title	Date

/s/ LAWRENCE V. BURKETT, JR.* Lawrence V. Burkett, Jr.	Director	April 26, 2004

/s/ JAMES M. RODOLAKIS *James M. Rodolakis	On April 26, 2004, as Attorney-in-Fact pursuant to power of attorney

REPRESENTATION BY REGISTRANT’S COUNSEL

As counsel to the Registrant, I, James M. Rodolakis, have reviewed this Post-Effective Amendment No. 15 to Registration Statement No. 33-61679, and represent, pursuant to the requirement of paragraph (e) of Rule 485 under the Securities Act of 1933, that this Amendment does not contain disclosures which would render it ineligible to become effective pursuant to paragraph (b) of said Rule 485.

/S/    JAMES M. RODOLAKIS

James M. Rodolakis

Second Vice President and Associate General Counsel for MassMutual

EXHIBIT INDEX

Exhibit 9	Opinion of and Consent of Counsel

Exhibit 10(i)	Independent Auditors’ Consent, Deloitte & Touche LLP